ING Emerging Countries Fund

ING Emerging Countries Fund

INVESTMENT OBJECTIVE

The Fund seeks maximum long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in ING Funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of the Prospectus (page 112) or the Statement of Additional Information (page 211).
Shareholder Fees Fees paid directly from your investment
Shareholder Fees ING Emerging Countries Fund	Maximum sales charge (load) as a % of offering price	Maximum deferred sales charge as a % of purchase or sales price, whichever is less
Class A	5.75%	none	[1]
Class B	none	5.00%
Class C	none	1.00%
Class I	none	none
Class W	none	none
[1]	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.

Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Fund OperatIng Expenses ING Emerging Countries Fund		Class A	Class B	Class C	Class I	Class W
Management Fees		1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and/or Shareholder Services (12b-1) Fees		0.35%	1.00%	1.00%	none	none
Administrative Services Fees		0.10%	0.10%	0.10%	0.10%	0.10%
Other Expenses		0.45%	0.45%	0.45%	0.29%	0.45%
Acquired Fund Fees and Expenses		0.04%	0.04%	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses	[1]	1.94%	2.59%	2.59%	1.43%	1.59%
Waivers and Reimbursements	[2]	(0.10%)	none	none	none	none
Total Annual Fund Operating Expenses after Waivers and Reimbursements		1.84%	2.59%	2.59%	1.43%	1.59%
[1]	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	The adviser is contractually obligated to limit expenses to 2.25%, 2.90%, 2.90%, 1.75%, and 1.90% for Class A, Class B, Class C, Class I, and Class W shares, respectively, through March 1, 2013. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. In addition, the adviser is contractually obligated to further limit expenses to 1.85%, 2.60%, 2.60%, 1.50%, and 1.65% for Class A, Class B, Class C, Class I, and Class W shares, respectively, through March 1, 2013. There is no guarantee that this obligation will continue after March 1, 2013 and the obligation will only continue if the adviser elects to renew it. Any fees waived pursuant to this obligation shall not be eligible for recoupment. These obligations do not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. Lastly, the distributor is contractually obligated to waive 0.10% of the distribution fee for Class A shares of the Fund through March 1, 2013. There is no guarantee that the distribution fee waiver will continue after March 1, 2013. The distribution fee waiver will continue only if the distributor elects to renew it.

Expense Examples $

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assume that your investment had a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example ING Emerging Countries Fund (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class A	751	1,140	1,553	2,701
Class B	762	1,105	1,575	2,767
Class C	362	805	1,375	2,925
Class I	146	452	782	1,713
Class W	162	502	866	1,889

Expense Example, No Redemption ING Emerging Countries Fund (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class A	751	1,140	1,553	2,701
Class B	262	805	1,375	2,767
Class C	262	805	1,375	2,925
Class I	146	452	782	1,713
Class W	162	502	866	1,889

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund’s performance.

During the most recent fiscal year, the Fund’s portfolio turnover rate was 91% of the average value of its portfolio.

At the close of business on February 24, 2012, ING Investment Management Advisors B.V. was terminated as sub-adviser to the Fund. On March 12, 1012, Delaware Management Company and J.P. Morgan Investment Management Inc. will begin managing the Fund, as described below. During the period from the close of business on February 24, 2012 through March 11, 2012, the Fund is in a transition period which will result in significant buy and sell transactions. These transactions could result in the realization of taxable gains or losses for the Fund resulting in taxable distributions to the Fund’s shareholders. In addition, these transactions will result in transaction costs which will be borne by the shareholders.

During the transition period, the Fund may not be pursuing its investment objective and principal investment strategies, and limitations on permissible investments and investment restrictions will not apply.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of issuers in emerging markets. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

Developing or emerging countries include most countries in the world except Australia, Canada, Japan, New Zealand, Hong Kong, Singapore, the United Kingdom, the United States, and most of the countries of Western Europe. An emerging market company is one that is organized under the laws of, or has a principal place of business in, an emerging market; where the principal securities market is in an emerging market; that derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in an emerging market; or at least 50% of the assets of which are located in an emerging market. The Fund may invest in companies of any market capitalization.

Equity securities may include common stock, preferred stock, convertible securities, depositary receipts, participatory notes, trust or partnership interests, warrants and rights to buy common stock, and privately placed securities. The Fund may also invest in real estate investment trusts and non-investment-grade bonds (high-yield or “junk bonds”).

The Fund may invest in derivatives, including but not limited to, futures, options, swaps, and forwards as a substitute for securities in which the Fund can invest; to hedge various investments; to seek to reduce currency deviations, where practicable, for the purpose of risk management; to seek to increase the Fund’s gains; and for the efficient management of cash flows.

The Fund may invest in securities denominated in U.S. dollars, major reserve currencies, and currencies of other countries in which it can invest. The Fund typically maintains full currency exposure to those markets in which it invests. However, the Fund may, from time to time, hedge a portion of its foreign currency exposure into the U.S. dollar.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

Delaware Management Company (“Delaware Management”) and J.P. Morgan Investment Management Inc. (“JPMorgan”) (each a “Sub-Adviser” and collectively “Sub-Advisers”) provide the day-to-day management of the Fund. The Sub-Advisers act independently of each other and use their own methodology for selecting investments. ING Investments, LLC, the Fund’s investment adviser, will determine the amount of Fund assets allocated to each Sub-Adviser.

Each Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 30% of its assets.

Delaware Management Company

Delaware Management selects growth-oriented and value-oriented investments on the basis of the investment’s discount to its intrinsic value. When selecting growth-oriented securities, Delaware Management typically seeks high growth caused by secular economic factors. These factors may include demographics, economic deregulation, and technological developments. When selecting value-oriented securities, Delaware Management typically seeks lower valuations caused by cyclical economic factors or temporary changes in business operations. Strong management and sustainable business franchise are key considerations in selecting both growth-oriented and value-oriented securities.

In order to compare the value of different stocks, Delaware Management considers whether the future income stream on a stock is expected to increase faster than, slower than, or in line with the level of inflation. Delaware Management then estimates what it thinks the value of the anticipated future income stream would be worth if such income stream were being paid today. Delaware Management believes this gives it an estimate of the stock’s intrinsic value.

Because the Fund invests primarily in emerging countries, there may be less information available for Delaware Management to use in making this analysis than is available for more developed countries. Currency analysis is an important part of the valuation exercise. Delaware Management attempts to determine whether a particular currency is overvalued or undervalued by comparing the amount of goods and services that a dollar will buy in the United States to the amount of foreign currency required to buy the same amount of goods and services in another country. When the dollar buys less, the foreign currency may be overvalued, and when the dollar buys more, the foreign currency may be undervalued. Relative per capita income levels are also a key factor in this analysis.

J.P. Morgan Investment Management Inc.

JPMorgan emphasizes securities that it believes are ranked as undervalued, while underweighting or avoiding securities that appear overvalued.

JPMorgan believes that emerging markets are generally inefficient as demonstrated by the high and variable volatility of many emerging markets and individual companies in these markets.

Corporate disclosure and transparency can vary widely thereby exacerbating the inefficiency of these markets and offering opportunities to experienced, well-informed active investors.

In managing its portion of the Fund, JPMorgan adheres to a disciplined process for stock selection and portfolio construction. A proprietary multi-factor model is used to quantitatively rank securities in the Fund’s investment universe which JPMorgan uses to select securities. Securities held in the Fund that JPMorgan believes have become overvalued and/or whose factor signals have deteriorated materially may be sold and are generally replaced with more attractive securities on the basis of JPMorgan’s disciplined investment process.

The portfolio construction process controls the sector and industry weights, number of stocks held, and position size. Risk or factor exposures are actively managed through portfolio construction. JPMorgan utilizes currency specialists in determining the extent and nature of the Fund’s exposure to various foreign currencies.

Pending Merger - On January 12, 2012, the Board of Trustees approved a proposal to reorganize the Fund into ING Emerging Markets Equity Fund. If shareholder approval is obtained, it is expected that the reorganization will take place on or about July 21, 2012. The Fund will engage in transition management techniques from the close of business on February 24, 2012 through March 11, 2012. During this time, the Fund may not pursue its investment objective and investment strategies and limitations on permissible investments and investment restrictions will not apply. Shareholders will be notified if the reorganization is not approved. After the reorganization you will hold shares of ING Emerging Markets Equity Fund. For more information regarding ING Emerging Markets Equity Fund, please contact a Shareholder Services representative at (800) 992-0180.

PRINCIPAL RISKS

You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency To the extent that the Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Investment Model The manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Fund invests. Rather, the market could favor securities to which the Fund is not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund’s performance from year to year, and the table compares the Fund’s performance to the performance of a broad-based securities market index/indices for the same period. The Fund’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund’s Class A shares. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Other class shares’ performance would be higher or lower than Class A shares’ performance because of the higher or lower expenses paid by Class A shares. The Fund’s past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/literature or call 1-800-992-0180.
Calendar Year Total Returns Class A (as of December 31 of each year)

Best quarter: 2nd 2009, 31.78% and Worst quarter: 3rd 2008, (32.03)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns ING Emerging Countries Fund		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class A before taxes		(29.21%)	(6.86%)	5.41%			Nov 28, 1994
Class A After tax on distributions		(29.21%)	(6.91%)	5.37%
Class A After tax on distributions with sale		(29.09%)	(5.53%)	4.89%
Class A MSCI Emerging Markets Index���	[1]	(18.42%)	2.40%	13.86%
Class B before taxes		(29.15%)	(6.84%)	5.31%			May 31, 1995
Class B MSCI Emerging Markets Index���	[1]	(18.42%)	2.40%	13.86%
Class C before taxes		(26.20%)	(6.47%)	5.18%			Nov 28, 1994
Class C MSCI Emerging Markets Index���	[1]	(18.42%)	2.40%	13.86%
Class I before taxes		(24.55%)	(5.36%)		(0.22%)		Dec 21, 2005
Class I MSCI Emerging Markets Index���	[1]	(18.42%)	2.40%		6.85%	[2]
Class W before taxes		(24.71%)			(9.41%)		Feb 12, 2008
Class W MSCI Emerging Markets Index���	[1]	(18.42%)			(2.02%)	[2]
[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.

ING Emerging Markets Equity Fund

ING Emerging Markets Equity Fund

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in ING Funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of the Prospectus (page 112) or the Statement of Additional Information (page 211).
Shareholder Fees Fees paid directly from your investment
Shareholder Fees ING Emerging Markets Equity Fund	Maximum sales charge (load) as a % of offering price	Maximum deferred sales charge as a % of purchase or sales price, whichever is less
Class A	5.75%	none	[1]
Class B	none	5.00%
Class C	none	1.00%
Class I	none	none
Class R	none	none
Class W	none	none
[1]	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.

Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Fund OperatIng Expenses ING Emerging Markets Equity Fund		Class A	Class B		Class C	Class I	Class R	Class W
Management Fees		1.00%	1.00%	[1]	1.00%	1.00%	1.00%	1.00%
Distribution and/or Shareholder Services (12b-1) Fees		0.25%	1.00%	[1]	1.00%	none	0.50%	none
Administrative Services Fees		0.10%	0.10%	[1]	0.10%	0.10%	0.10%	0.10%
Other Expenses		0.42%	0.42%	[1]	0.42%	0.42%	0.42%	0.42%
Total Annual Fund Operating Expenses		1.77%	2.52%	[1]	2.52%	1.52%	2.02%	1.52%
Waivers and Reimbursements	[2]	(0.17%)	(0.17%)	[1]	(0.17%)	(0.27%)	(0.17%)	(0.17%)
Total Annual Fund Operating Expenses after Waivers and Reimbursements		1.60%	2.35%	[1]	2.35%	1.25%	1.85%	1.35%
[1]	Based on Class A shares' expenses adjusted for class specific differences.
[2]	The adviser is contractually obligated to limit expenses to 1.60%, 2.35%, 2.35%, 1.35%, 1.85%, and 1.35% for Class A, B, C, I, R, and W shares, respectively, through March 1, 2013. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. In addition, the adviser is contractually obligated to further limit expenses of Class I shares to 1.25% through March 1, 2013. There is no guarantee that this obligation will continue after March 1, 2013 and the obligation will only renew if the adviser elects to renew it and is subject to possible recoupment by the adviser within three years. The obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses.

Expense Examples $

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assume that your investment had a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example ING Emerging Markets Equity Fund (USD $)	1 Yr	3 Yrs
Class A	728	1,071
Class B	738	1,054
Class C	338	754
Class I	127	439
Class R	188	603
Class W	137	449

Expense Example, No Redemption ING Emerging Markets Equity Fund (USD $)	1 Yr	3 Yrs
Class A	728	1,071
Class B	238	754
Class C	238	754
Class I	127	439
Class R	188	603
Class W	137	449

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period.
Portfolio Turnover % of average value of portfolio

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund’s performance.

During the most recent fiscal year, the Fund’s portfolio turnover rate was 1% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of issuers in emerging markets. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

Developing or emerging countries include most countries in the world except Australia, Canada, Japan, New Zealand, Hong Kong, Singapore, the United Kingdom, the United States, and most of the countries of Western Europe. An emerging market company is one that is organized under the laws of, or has a principal place of business in, an emerging market; where the principal securities market is in an emerging market; that derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in an emerging market; or at least 50% of the assets of which are located in an emerging market. The Fund may invest in companies of any market capitalization.

Equity securities may include common stock, preferred stock, convertible securities, depositary receipts, participatory notes, trust or partnership interests, warrants and rights to buy common stock, and privately placed securities. The Fund may also invest in real estate investment trusts and non-investment-grade bonds (high-yield or “junk bonds”).

The Fund may invest in derivatives, including but not limited to, futures, options, swaps, and forwards as a substitute for securities in which the Fund can invest; to hedge various investments; to seek to reduce currency deviations, where practicable, for the purpose of risk management; to seek to increase the Fund’s gains; and for the efficient management of cash flows.

The Fund may invest in securities denominated in U.S. dollars, major reserve currencies, and currencies of other countries in which it can invest. The Fund typically maintains full currency exposure to those markets in which it invests. However, the Fund may, from time to time, hedge a portion of its foreign currency exposure into the U.S. dollar.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

Delaware Management Company (“Delaware Management”) and J.P. Morgan Investment Management Inc. (“JPMorgan”) (each a “Sub-Adviser” and collectively “Sub-Advisers”) provide the day-to-day management of the Fund. The Sub-Advisers act independently of each other and use their own methodology for selecting investments. ING Investments, LLC, the Fund’s investment adviser, will determine the amount of Fund assets allocated to each Sub-Adviser.

Each Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1 / 3 % of its assets.

Delaware Management Company

Delaware Management selects growth-oriented and value-oriented investments on the basis of the investment’s discount to its intrinsic value. When selecting growth-oriented securities, Delaware Management typically seeks high growth caused by secular economic factors. These factors may include demographics, economic deregulation, and technological developments. When selecting value-oriented securities, Delaware Management typically seeks lower valuations caused by cyclical economic factors or temporary changes in business operations. Strong management and sustainable business franchise are key considerations in selecting both growth-oriented and value-oriented securities.

In order to compare the value of different stocks, Delaware Management considers whether the future income stream on a stock is expected to increase faster than, slower than, or in line with the level of inflation. Delaware Management then estimates what it thinks the value of the anticipated future income stream would be worth if such income stream were being paid today. Delaware Management believes this gives it an estimate of the stock’s intrinsic value.

Because the Fund invests primarily in emerging countries, there may be less information available for Delaware Management to use in making this analysis than is available for more developed countries. Currency analysis is an important part of the valuation exercise. Delaware Management attempts to determine whether a particular currency is overvalued or undervalued by comparing the amount of goods and services that a dollar will buy in the United States to the amount of foreign currency required to buy the same amount of goods and services in another country. When the dollar buys less, the foreign currency may be overvalued, and when the dollar buys more, the foreign currency may be undervalued. Relative per capita income levels are also a key factor in this analysis.

J.P. Morgan Investment Management Inc.

JPMorgan emphasizes securities that it believes are ranked as undervalued, while underweighting or avoiding securities that appear overvalued.

JPMorgan believes that emerging markets are generally inefficient as demonstrated by the high and variable volatility of many emerging markets and individual companies in these markets. Corporate disclosure and transparency can vary widely thereby exacerbating the inefficiency of these markets and offering opportunities to experienced, well-informed active investors.

In managing its portion of the Fund, JPMorgan adheres to a disciplined process for stock selection and portfolio construction. A proprietary multi-factor model is used to quantitatively rank securities in the Fund’s investment universe which JPMorgan uses to select securities. Securities held in the Fund that JPMorgan believes have become overvalued and/or whose factor signals have deteriorated materially may be sold and are generally replaced with more attractive securities on the basis of JPMorgan’s disciplined investment process.

The portfolio construction process controls the sector and industry weights, number of stocks held, and position size. Risk or factor exposures are actively managed through portfolio construction. JPMorgan utilizes currency specialists in determining the extent and nature of the Fund’s exposure to various foreign currencies.

PRINCIPAL RISKS

You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency To the extent that the Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Investment Model The manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Fund invests. Rather, the market could favor securities to which the Fund is not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

Because the Fund did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.

ING Global Bond Fund

ING Global Bond Fund

INVESTMENT OBJECTIVE

The Fund seeks to maximize total return through a combination of current income and capital appreciation.

FEES AND EXPENSES OF THE FUND

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in ING Funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of the Prospectus (page 112) or the Statement of Additional Information (page 211).
Shareholder Fees Fees paid directly from your investment
Shareholder Fees ING Global Bond Fund	Maximum sales charge (load) as a % of offering price	Maximum deferred sales charge as a % of purchase or sales price, whichever is less
Class A	2.50%	none	[1]
Class B	none	5.00%
Class C	none	1.00%
Class I	none	none
Class O	none	none
Class R	none	none
Class W	none	none
[1]	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.

Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Fund OperatIng Expenses ING Global Bond Fund		Class A	Class B	Class C	Class I	Class O	Class R	Class W
Management Fees		0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Distribution and/or Shareholder Services (12b-1) Fees		0.25%	1.00%	1.00%	none	0.25%	0.50%	none
Administrative Services Fees		0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Other Expenses		0.21%	0.21%	0.21%	0.12%	0.21%	0.21%	0.21%
Total Annual Fund Operating Expenses		0.96%	1.71%	1.71%	0.62%	0.96%	1.21%	0.71%
Waivers and Reimbursements	[1]	(0.06%)	(0.06%)	(0.06%)	(0.01%)	(0.06%)	(0.06%)	(0.06%)
Total Annual Fund Operating Expenses after Waivers and Reimbursements		0.90%	1.65%	1.65%	0.61%	0.90%	1.15%	0.65%
[1]	The adviser is contractually obligated to limit expenses to 0.90%, 1.65%, 1.65%, 0.61%, 0.90%, 1.15%, and 0.65% for Class A, Class B, Class C, Class I, Class O, Class R, and Class W shares, respectively, through March 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Expense Examples $

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assume that your investment had a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example ING Global Bond Fund (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class A	340	542	762	1,393
Class B	668	833	1,123	1,815
Class C	268	533	923	2,014
Class I	62	198	345	773
Class O	92	300	525	1,173
Class R	117	378	659	1,461
Class W	66	221	389	877

Expense Example, No Redemption ING Global Bond Fund (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class A	340	542	762	1,393
Class B	168	533	923	1,815
Class C	168	533	923	2,014
Class I	62	198	345	773
Class O	92	300	525	1,173
Class R	117	378	659	1,461
Class W	66	221	389	877

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund’s performance.

During the most recent fiscal year, the Fund’s portfolio turnover rate was 440% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in bonds of issuers in a number of different countries, which may include the United States. The Fund will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy.

The Fund may invest in securities of issuers located in developed and emerging market countries. Securities may be denominated in foreign currencies or in the U.S. dollar. The Fund may hedge its exposure to securities denominated in foreign currencies. The Fund may also borrow money from banks and invest the proceeds of such loans in portfolio securities to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”). This investment technique is known as “leveraging.”

The Fund invests primarily in investment-grade securities which include, but are not limited to, corporate and government bonds which, at the time of investment, are rated investment-grade (at least BBB- by Standard & Poor’s Ratings Services or Baa3 by Moody’s Investors Service, Inc.) or have an equivalent rating by a nationally recognized statistical rating organization, or are of comparable quality if unrated. The Fund may also invest in preferred stocks, money market instruments, municipal bonds, commercial and residential mortgage-related securities, asset-backed securities, other securitized and structured debt products, private placements, sovereign debt, and other investment companies.

The Fund may also invest up to 5% of its assets in a combination of floating rate secured loans (“Senior Loans”) and shares of ING Prime Rate Trust, a closed-end investment company that invests in Senior Loans. Although the Fund may invest a portion of its assets in high-yield debt securities rated below investment-grade, the Fund will seek to maintain a minimum weighted average portfolio quality rating of at least investment-grade. The dollar-weighted average portfolio duration of the Fund will generally range between two and nine years. Duration is the most commonly used measure of risk in fixed-income investment as it incorporates multiple features of the fixed-income instrument ( e.g ., yield, coupon, maturity, etc.) into one number. Duration is a measure of sensitivity of the price of a fixed-income instrument to a change in interest rates. Duration is a weighted average of the times that interest payments and the final return of principal are received. The weights are the amounts of the payments discounted by the yield-to-maturity of the fixed-income instrument. Duration is expressed as a number of years. The bigger the duration number, the greater the interest-rate risk or reward for the fixed-income instrument prices. For example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. Conversely, the price of a bond fund with an average duration of five years would be expected to rise approximately 5% if interest rates drop by one percentage point.

The Fund may use derivatives, including futures, swaps (including interest rate swaps, total return swaps, and credit default swaps), and options, among others, to seek to enhance return, to hedge some of the risks of its investments in fixed-income securities, or as a substitute for a position in an underlying asset. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls and reverse repurchase agreements).

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act.

The investment process focuses on allocating assets among various sectors of the global bond markets and buying bonds at a discount to their intrinsic value. The sub-adviser (“Sub-Adviser”) utilizes proprietary quantitative techniques to identify bonds or sectors that are cheap relative to other bonds or sectors based on their historical price relationships. Teams of asset specialists use this relative value analysis to guide them in the security selection process.

The Fund is non-diversified, which means it may invest a significant portion of its assets in a single issuer.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 331 /3 % of its assets.

PRINCIPAL RISKS

You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Asset-Backed (including Mortgage-Related) Securities Defaults on or the low credit quality or liquidity of the underlying assets of the asset-backed (including mortgage-related) securities held by the Fund may impair the value of the securities. There may be limitations on the enforceability of any security interest granted with respect to those underlying assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed-income securities.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether. Lower quality securities (including securities that have fallen below investment-grade and are classified as “junk bonds”) have greater credit risk and liquidity risk than higher quality (investment-grade) securities, and their issuers’ long-term ability to make payments is considered speculative. Prices of lower quality bonds or other debt securities are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity and price volatility risk.

Currency To the extent that the Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest in Loans The value and the income streams of interests in loans (including participation interests in lease financings and assignments in secured variable or floating rate loans) will decline if borrowers delay payments or fail to pay altogether. A large rise in interest rates could increase this risk. Although loans are generally fully collateralized when purchased, the collateral may become illiquid or decline in value. Many loans themselves carry liquidity and valuation risks.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Investment Model The manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Issuer Non-Diversification The Fund is classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Leverage Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies, include, but are not limited to: borrowing, dollar rolls, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk. The use of leverage may increase the Fund’s expenses and increase the impact of the Fund’s other risks.

Liquidity If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Municipal Obligations The municipal market in which the Fund invests is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Prepayment and Extension Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by the Fund later than expected, which may decrease the value of the obligation and prevent the Fund from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund’s performance from year to year, and the table compares the Fund’s performance to the performance of a broad-based securities market index/indices for the same period. The Fund’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund’s Class A shares. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Other class shares’ performance would be higher or lower than Class A shares’ performance because of the higher or lower expenses paid by Class A shares. The Fund’s past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/literature or call 1-800-992-0180.

Because Class R shares of the Fund did not have a full calendar year of operations as of December 31, 2011, no performance information for Class R shares is provided below.

Calendar Year Total Returns Class A (as of December 31 of each year)

Best quarter: 4th 2008, 9.16% and Worst quarter: 2nd 2008, (3.51)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns ING Global Bond Fund		1 Yr	5 Yrs	Since Inception		Inception Date
Class A before taxes	[1]	0.82%	7.90%	7.49%		Jun 30, 2006
Class A After tax on distributions	[1]	(1.48%)	5.76%	5.81%
Class A After tax on distributions with sale	[1]	0.74%	5.55%	5.59%
Class A BCGA Index	[2]	5.64%	6.46%	6.67%	[3]
Class B before taxes		(2.25%)	7.33%	7.48%		Jun 30, 2006
Class B BCGA Index	[2]	5.64%	6.46%	6.67%	[3]
Class C before taxes		1.59%	7.63%	7.64%		Jun 30, 2006
Class C BCGA Index	[2]	5.64%	6.46%	6.67%	[3]
Class I before taxes		3.65%	8.87%	8.87%		Jun 30, 2006
Class I BCGA Index	[2]	5.64%	6.46%	6.67%	[3]
Class O before taxes		3.36%		7.41%		Jun 4, 2008
Class O BCGA Index	[2]	5.64%		5.41%	[3]
Class W before taxes		3.62%		7.29%		Jun 1, 2009
Class W BCGA Index	[2]	5.64%		6.59%	[3]
[1]	Maximum sales charge was lowered from 4.75% to 2.50% effective July 31, 2006. Return calculations with a starting date prior to July 31, 2006 are based on a 4.75% sales charge.
[2]	The index returns do not reflect deductions for fees, expenses, or taxes.
[3]	Reflects index performance since the date closest to the Class' inception for which data is available.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.

ING Global Equity Dividend Fund

ING Global Equity Dividend Fund

INVESTMENT OBJECTIVE

The Fund seeks growth of capital with dividend income as a secondary consideration.

FEES AND EXPENSES OF THE FUND

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in ING Funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of the Prospectus (page 112) or the Statement of Additional Information (page 211).
Shareholder Fees Fees paid directly from your investment
Shareholder Fees ING Global Equity Dividend Fund	Maximum sales charge (load) as a % of offering price	Maximum deferred sales charge as a % of purchase or sales price, whichever is less
Class A	5.75%	none	[1]
Class B	none	5.00%
Class C	none	1.00%
Class I	none	none
Class O	none	none
Class W	none	none
[1]	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.

Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Fund OperatIng Expenses ING Global Equity Dividend Fund		Class A	Class B	Class C	Class I	Class O	Class W
Management Fees		0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and/or Shareholder Services (12b-1) Fees		0.25%	1.00%	1.00%	none	0.25%	none
Administrative Services Fees		0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Other Expenses		0.37%	0.37%	0.37%	0.23%	0.37%	0.37%
Total Annual Fund Operating Expenses		1.42%	2.17%	2.17%	1.03%	1.42%	1.17%
Waivers and Reimbursements	[1]	(0.02%)	(0.02%)	(0.02%)	none	(0.02%)	(0.02%)
Total Annual Fund Operating Expenses after Waivers and Reimbursements		1.40%	2.15%	2.15%	1.03%	1.40%	1.15%
[1]	The adviser is contractually obligated to limit expenses to 1.40%, 2.15%, 2.15%, 1.15%, 1.40%, and 1.15% for Class A, Class B, Class C, Class I, Class O, and Class W shares, respectively, through March 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Expense Examples $

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assume that your investment had a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example ING Global Equity Dividend Fund (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class A	709	997	1,305	2,177
Class B	718	977	1,363	2,311
Class C	318	677	1,163	2,502
Class I	105	328	569	1,259
Class O	143	447	774	1,700
Class W	117	370	642	1,419

Expense Example, No Redemption ING Global Equity Dividend Fund (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class A	709	997	1,305	2,177
Class B	218	677	1,163	2,311
Class C	218	677	1,163	2,502
Class I	105	328	569	1,259
Class O	143	447	774	1,700
Class W	117	370	642	1,419

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund’s performance.

During the most recent fiscal year, the Fund’s portfolio turnover rate was 83% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in a portfolio of equity securities of dividend-paying companies. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. At least 65% of the assets of the Fund will be invested in equity securities of issuers in a number of different countries, one of which may be the United States, with at least 75% of its assets invested in common and preferred stocks, warrants, and convertible securities. The Fund may invest in companies located in countries with emerging securities markets. The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The sub-adviser (“Sub-Adviser”) seeks to construct a portfolio of securities with a dividend yield that exceeds the dividend yield of the companies included in the MSCI World IndexSM .

The Sub-Adviser uses a quantitative screening process to assist in the selection of companies according to the following criteria: an above average dividend yield and the stability and growth of the dividend yield; market capitalization that is usually above $1 billion (although the Fund may also invest in companies with market capitalization ranges of any size); growth of the dividend over several years; and annual earnings growth over several years. The analysis of fundamental factors (including earnings, capital structure, dividend coverage and credit ratings) seeks to limit the risk of investing in or holding unprofitable companies. The expected liquidity of a stock must be sufficient to buy or sell a position without significant impact on the share price. The Sub-Adviser may from time-to-time select securities that do not meet all of these criteria.

In addition, the Sub-Adviser combines fundamental analysis of each company with an allocation among industry sectors that is based upon quantitative screening.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its assets.

PRINCIPAL RISKS

You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Currency To the extent that the Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Dividend Companies that issue dividend yielding equity securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

Investment Model The manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund’s performance from year to year, and the table compares the Fund’s performance to the performance of a broad-based securities market index/indices for the same period. The Fund’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund’s Class A shares. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Other class shares’ performance would be higher or lower than Class A shares’ performance because of the higher or lower expenses paid by Class A shares. The Fund’s past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/literature or call 1-800-992-0180.

Calendar Year Total Returns Class A (as of December 31 of each year)

Best quarter: 2nd 2009, 19.88% and Worst quarter: 4th 2008, (22.52)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns ING Global Equity Dividend Fund		1 Yr	5 Yrs	Since Inception		Inception Date
Class A before taxes		(9.10%)	(5.59%)	4.43%		Sep 17, 2003
Class A After tax on distributions		(9.27%)	(6.20%)	3.42%
Class A After tax on distributions with sale		(5.26%)	(4.45%)	3.52%
Class A MSCI World Index���	[1]	(5.54%)	(2.37%)	5.28%	[2]
Class B before taxes		(9.02%)	(5.51%)	4.09%		Oct 24, 2003
Class B MSCI World Index���	[1]	(5.54%)	(2.37%)	4.59%	[2]
Class C before taxes		(5.23%)	(5.17%)	3.93%		Oct 29, 2003
Class C MSCI World Index���	[1]	(5.54%)	(2.37%)	4.59%	[2]
Class I before taxes		(3.23%)		(5.17%)		Aug 1, 2007
Class I MSCI World Index���	[1]	(5.54%)		(4.10%)	[2]
Class O before taxes		(3.66%)	(4.46%)	(3.50%)		Nov 15, 2006
Class O MSCI World Index���	[1]	(5.54%)	(2.37%)	(1.94%)	[2]
Class W before taxes		(3.39%)		(4.30%)		Feb 12, 2008
Class W MSCI World Index���	[1]	(5.54%)		(3.19%)	[2]
[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.

ING Global Natural Resources Fund

ING Global Natural Resources Fund

INVESTMENT OBJECTIVE

The Fund seeks to attain long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in ING Funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of the Prospectus (page 112) or the Statement of Additional Information (page 211).
Shareholder Fees Fees paid directly from your investment
Shareholder Fees ING Global Natural Resources Fund	Maximum sales charge (load) as a % of offering price	Maximum deferred sales charge as a % of purchase or sales price, whichever is less
Class A	5.75%	none	[1]
Class I	none	none
Class W	none	none
[1]	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.

Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Fund OperatIng Expenses ING Global Natural Resources Fund		Class A	Class I	Class W
Management Fees		0.85%	0.85%	0.85%
Distribution and/or Shareholder Services (12b-1) Fees		0.25%	none	none
Administrative Services Fees		0.10%	0.10%	0.10%
Other Expenses		0.26%	0.18%	0.26%
Total Annual Fund Operating Expenses		1.46%	1.13%	1.21%
Waivers and Reimbursements	[1]	none	none	none
Total Annual Fund Operating Expenses after Waivers and Reimbursements		1.46%	1.13%	1.21%
[1]	The adviser is contractually obligated to limit expenses to 2.00%, 1.75%, and 1.75% for Class A, Class I, and Class W shares, respectively, through March 1, 2013. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. In addition, the adviser is contractually obligated to further limit expenses to 1.60%, 1.35%, and 1.35% for Class A, Class I, and Class W shares, respectively, through March 1, 2013. There is no guarantee that this obligation will continue after March 1, 2013 and the obligation will only continue if the adviser elects to renew it. Any fees waived pursuant to this obligation shall not be eligible for recoupment. These obligations do not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses.

Expense Examples $

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assume that your investment had a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example ING Global Natural Resources Fund (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class A	715	1,010	1,327	2,221
Class I	115	359	622	1,375
Class W	123	384	665	1,466

Expense Example, No Redemption ING Global Natural Resources Fund (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class A	715	1,010	1,327	2,221
Class I	115	359	622	1,375
Class W	123	384	665	1,466

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund’s performance.

During the most recent fiscal year, the Fund’s portfolio turnover rate was 73% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the equity securities of companies in the natural resources industries located in a number of different countries, one of which may be the United States. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

A company is considered to be in a natural resources industry when it is significantly engaged, directly or indirectly, in natural resources, meaning that at least 50% of its assets, revenues, or operating profits are involved in or result from researching, exploring, developing, mining, refining, processing, fabricating, transporting, trading, distributing or owning natural resource assets. For these purposes, companies in the natural resources industries include those significantly engaged, directly or indirectly, in the following industries: integrated oil and gas; oil and gas exploration and production; oil and gas storage and transportation; oil and gas refining and marketing; coal and consumable fuels; energy equipment and services; metals and mining; precious metals; paper and forest products; containers and packaging; gas utilities; real estate investment trusts; industrial conglomerates; diversified consumer materials; electric utilities; and independent power producers and energy traders.

The Fund is permitted to invest up to a maximum of 50% of its assets in any single industry that is engaged in any of the types of natural resources industries set out above. The investment strategy is based on the belief that investment in securities of companies in natural resources industries can protect against eroding monetary values or a rise in activity which consumes one or more types of commodities.

The Fund also may invest in securities issued by companies that are not in natural resources industries, investment-grade corporate debt, and repurchase agreements.

The Fund is permitted to invest directly in commodities including gold bullion and coins. The Fund may invest without limit in securities of foreign issuers, including emerging markets. Equity securities in which the Fund invests may be listed on the U.S. or foreign securities exchanges or traded over-the-counter and include: common stock; direct equity interests in trusts (including Canadian Royalty Trusts); preferred stock; partnerships, including master limited partnerships; restricted securities; and depositary receipts. The Fund normally invests in companies with a large capitalization, but may also invest in mid- and small-sized companies.

The Fund may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Fund is permitted to invest in derivative instruments, including futures and structured notes, whose value is linked to the price of a commodity or commodity index. The Fund typically uses derivatives for the purpose of cash equitization. The Fund generally keeps a small cash balance on hand to manage potential outflows. In order to maintain equity market exposure on that cash balance, the Fund typically invests in derivatives designed to track broad equity market indices.

The Fund is non-diversified, which means it may invest a significant portion of its assets in a single issuer.

The sub-adviser (“Sub-Adviser”) may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its assets.

PRINCIPAL RISKS

You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Concentration As a result of the Fund “concentrating,” as that term is defined in the 1940 Act, its assets in the securities of a particular industry or group of industries or single country or region, the Fund may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities in which the Fund concentrates fall out of favor, the Fund could underperform funds that have greater diversification.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency To the extent that the Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Issuer Non-Diversification The Fund is classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Liquidity If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Over-the-Counter Investments Investments purchased over-the-counter (“OTC”), including securities and derivatives, can involve greater risks than securities traded on recognized stock exchanges. OTC securities are generally securities of smaller or newer companies that may have limited product lines and markets compared to larger companies. They also can have less management depth, more reliance on key personnel, and less access to capital and credit. OTC securities tend to trade less frequently and in lower volume, and as a result have greater liquidity risk. Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions. Additionally, OTC investments are generally purchased either directly from a dealer or in negotiated transactions with the issuer and as such may expose the Fund to counterparty risk.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund’s performance from year to year, and the table compares the Fund’s performance to the performance of a broad-based securities market index/indices for the same period. The Fund’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund’s Class A shares. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Other class shares’ performance would be higher or lower than Class A shares’ performance because of the higher or lower expenses paid by Class A shares. The Fund’s past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/literature or call 1-800-992-0180.
Calendar Year Total Returns Class A (as of December 31 of each year)

Best quarter: 1st 2002, 34.59% and Worst quarter: 3rd 2008, (30.45)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns ING Global Natural Resources Fund		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class A before taxes		(14.93%)	1.83%	14.72%			Dec 3, 1975
Class A After tax on distributions		(14.95%)	0.46%	13.71%
Class A After tax on distributions with sale		(9.68%)	1.00%	12.90%
Class A S&P North American Natural Resources Sector Index	[1]	(7.35%)	4.04%	10.99%
Class I before taxes		(9.49%)			0.66%		Aug 1, 2007
Class I S&P North American Natural Resources Sector Index	[1]	(7.35%)			0.45%	[2]
Class W before taxes		(9.50%)			(0.98%)		Feb 12, 2008
Class W S&P North American Natural Resources Sector Index	[1]	(7.35%)			(0.03%)	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.

ING Global Opportunities Fund

ING Global Opportunities Fund

INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital.

FEES AND EXPENSES OF THE FUND

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in ING Funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of the Prospectus (page 112) or the Statement of Additional Information (page 211).
Shareholder Fees Fees paid directly from your investment
Shareholder Fees ING Global Opportunities Fund	Maximum sales charge (load) as a % of offering price	Maximum deferred sales charge as a % of purchase or sales price, whichever is less
Class A	5.75%	none	[1]
Class B	none	5.00%
Class C	none	1.00%
Class I	none	none
Class W	none	none
[1]	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.

Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Fund OperatIng Expenses ING Global Opportunities Fund		Class A	Class B	Class C	Class I	Class W
Management Fees		0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and/or Shareholder Services (12b-1) Fees		0.25%	1.00%	1.00%	none	none
Administrative Fees		0.10%	0.10%	0.10%	0.10%	0.10%
Other Expenses		0.47%	0.47%	0.47%	0.41%	0.47%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	1.73%	2.48%	2.48%	1.42%	1.48%
Waivers and Reimbursements	[2]	(0.21%)	(0.21%)	(0.21%)	(0.35%)	(0.21%)
Total Annual Fund Operating Expenses after Waivers and Reimbursements		1.52%	2.27%	2.27%	1.07%	1.27%
[1]	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	The adviser is contractually obligated to limit expenses to 1.50%, 2.25%, 2.25%, 1.15%, and 1.25% for Class A, Class B, Class C, Class I, and Class W shares, respectively, through March 1, 2013. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. Additionally, the adviser is contractually obligated to further limit expenses to 1.05% for Class I shares through March 1, 2013. There is no guarantee this obligation will continue after March 1, 2013 and the obligation will continue only if the adviser elects to renew it. Any fees waived pursuant to this obligation shall be eligible for recoupment. These obligations do not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses.

Expense Examples $

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assume that your investment had a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example ING Global Opportunities Fund (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class A	721	1,069	1,441	2,482
Class B	730	1,053	1,502	2,615
Class C	330	753	1,302	2,800
Class I	109	415	743	1,672
Class W	129	447	788	1,750

Expense Example, No Redemption ING Global Opportunities Fund (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class A	721	1,069	1,441	2,482
Class B	230	753	1,302	2,615
Class C	230	753	1,302	2,800
Class I	109	415	743	1,672
Class W	129	447	788	1,750

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund’s performance.

During the most recent fiscal year, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests primarily in equity securities of companies in the United States and foreign countries. The Fund will normally invest in equity securities of companies located in a number of different countries, one of which may be the United States. The Fund can invest, without limit, in countries with developing or emerging markets. The Fund does not limit its investments to companies in any particular market capitalization range.

The equity securities in which the Fund may invest include common and preferred stocks, depositary receipts, convertible securities, rights, and warrants.

The Fund may also invest in debt securities of U.S. or foreign issuers, including up to 10% of its assets in high risk and high-yield, non-investment-grade instruments commonly known as “junk bonds.” The Fund may use derivatives including, but not limited to, futures, options, swaps, and forward contracts for hedging and non-hedging purposes. The Fund may use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy to reduce risk, such as interest rate risk, currency risk, and price risk. The Fund may also invest in Rule 144A Securities.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The sub-adviser (“Sub-Adviser”) uses a fundamental bottom-up stock selection process within a proprietary top-down investment theme framework to select those stocks that the Sub-Adviser expects to offer attractive return prospects. The investment process aims to identify a sufficient number of attractive global investment themes and to diversify investments across these themes to support a balanced risk/return profile of the overall portfolio. These global investment themes describe the different drivers that are behind the earnings growth potential of individual stocks and reflect longer term developments in the real economy.

The Sub-Adviser considers companies with above-average earnings potential, companies that are dominant within their industry, companies within industries that are undergoing dramatic change and companies that are market leaders in developing industries. Other considerations include expected levels of inflation, government policies or actions, currency relationships and prospects for economic growth in a country or region.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its assets.

PRINCIPAL RISKS

You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether. Lower quality securities (including securities that have fallen below investment-grade and are classified as “junk bonds”) have greater credit risk and liquidity risk than higher quality (investment-grade) securities, and their issuers’ long-term ability to make payments is considered speculative. Prices of lower quality bonds or other debt securities are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity and price volatility risk.

Currency To the extent that the Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Fund invests. Rather, the market could favor securities to which the Fund is not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund’s performance from year to year, and the table compares the Fund’s performance to the performance of a broad-based securities market index/indices for the same period. The Fund’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund’s Class A shares. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Other class shares’ performance would be higher or lower than Class A shares’ performance because of the higher or lower expenses paid by Class A shares. The Fund’s past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/literature or call 1-800-992-0180.
Calendar Year Total Returns Class A (as of December 31 of each year)

Best quarter: 2nd 2009, 19.68% and Worst quarter: 3rd 2008, (21.51)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns ING Global Opportunities Fund		1 Yr	5 Yrs	Since Inception		Inception Date
Class A before taxes		(19.00%)	(7.35%)	4.24%		Jul 1, 2003
Class A After tax on distributions		(18.90%)	(7.52%)	3.95%
Class A After tax on distributions with sale		(12.25%)	(5.85%)	3.73%
Class A MSCI ACW Index���	[1]	(7.35%)	(1.93%)	6.35%	[2]
Class B before taxes		(18.94%)	(7.31%)	3.84%		Jul 8, 2003
Class B MSCI ACW Index���	[1]	(7.35%)	(1.93%)	6.35%	[2]
Class C before taxes		(15.59%)	(6.96%)	3.89%		Jul 7, 2003
Class C MSCI ACW Index���	[1]	(7.35%)	(1.93%)	6.35%	[2]
Class I before taxes		(13.65%)	(5.89%)	4.72%		Sep 8, 2003
Class I MSCI ACW Index���	[1]	(7.35%)	(1.93%)	5.91%	[2]
Class W before taxes		(14.02%)		(8.64%)		Feb 12, 2008
Class W MSCI ACW Index���	[1]	(7.35%)		(3.08%)	[2]
[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.

ING Global Real Estate Fund

ING Global Real Estate Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide investors with high total return, consisting of capital appreciation and current income.

FEES AND EXPENSES OF THE FUND

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in ING Funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of the Prospectus (page 112) or the Statement of Additional Information (page 211).
Shareholder Fees Fees paid directly from your investment
Shareholder Fees ING Global Real Estate Fund	Maximum sales charge (load) as a % of offering price	Maximum deferred sales charge as a % of purchase or sales price, whichever is less
Class A	5.75%	none	[1]
Class B	none	5.00%
Class C	none	1.00%
Class I	none	none
Class O	none	none
Class R	none	none
Class W	none	none
[1]	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.

Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Fund OperatIng Expenses ING Global Real Estate Fund		Class A	Class B	Class C	Class I	Class O	Class R	Class W
Management Fees		0.71%	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%
Distribution and/or Shareholder Services (12b-1) Fees		0.25%	1.00%	1.00%	none	0.25%	0.50%	none
Administrative Services Fees		0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Other Expenses		0.25%	0.25%	0.25%	0.18%	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses		1.31%	2.06%	2.06%	0.99%	1.31%	1.56%	1.06%
Waivers and Reimbursements	[1]	none	none	none	none	none	none	none
Total Annual Fund Operating Expenses after Waivers and Reimbursements		1.31%	2.06%	2.06%	0.99%	1.31%	1.56%	1.06%
[1]	The adviser is contractually obligated to limit expenses to 1.75%, 2.50%, 2.50%, 1.50%, 1.75%, 2.00%, and 1.50% for Class A, Class B, Class C, Class I, Class O, Class R, and Class W shares, respectively, through March 1, 2013. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. In addition, the adviser is contractually obligated to further limit expenses to 1.65%, 2.40%, 2.40%, 1.40%, 1.65%, 1.90%, and 1.40% for Class A, Class B, Class C, Class I, Class O, Class R, and Class W shares, respectively, through March 1, 2013 and the obligation will only continue if the adviser elects to renew it. Any fees waived pursuant to this obligation shall not be eligible for recoupment. These obligations do not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses.

Expense Examples $

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assume that your investment had a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example ING Global Real Estate Fund (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class A	701	966	1,252	2,063
Class B	709	946	1,308	2,197
Class C	309	646	1,108	2,390
Class I	101	315	547	1,213
Class O	133	415	718	1,579
Class R	159	493	850	1,856
Class W	108	337	585	1,294

Expense Example, No Redemption ING Global Real Estate Fund (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class A	701	966	1,252	2,063
Class B	209	646	1,108	2,197
Class C	209	646	1,108	2,390
Class I	101	315	547	1,213
Class O	133	415	718	1,579
Class R	159	493	850	1,856
Class W	108	337	585	1,294

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund’s performance.

During the most recent fiscal year, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in a portfolio of equity securities of companies that are principally engaged in the real estate industry. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The sub-adviser (“Sub-Adviser”) defines a real estate company as a company that: (i) derives at least 50% of its total revenue or earnings from owning, operating, developing, managing, and/or selling real estate; or (ii) has at least 50% of its assets invested in real estate. This portion of the portfolio will have investments located in a number of different countries, including the United States. As a general matter, the Fund expects these investments to be in common stocks of companies of any market capitalization, including real estate investment trusts. The Fund may invest in companies located in countries with emerging securities markets.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”). The Fund may invest in convertible securities, initial public offerings, and Rule 144A securities.

The Sub-Adviser uses a multi-step investment process for constructing the Fund’s investment portfolio that combines top-down region and sector allocation with bottom-up individual stock selection.

First, the Sub-Adviser selects sectors and geographic regions in which to invest, and determines the degree of representation of such sectors and regions through a systematic evaluation of public and private property market trends and conditions.

Second, the Sub-Adviser uses an in-house valuation process to identify investments with superior current income and growth potential relative to their peers. This in-house valuation process examines several factors including: (i) value and property; (ii) capital structure; and (iii) management and strategy.

The Fund is non-diversified, which means it may invest a significant portion of its assets in a single issuer.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 331 /3 % of its assets.

PRINCIPAL RISKS

You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Concentration As a result of the Fund “concentrating,” as that term is defined in the 1940 Act, its assets in the securities of a particular industry or group of industries or single country or region, the Fund may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities in which the Fund concentrates fall out of favor, the Fund could underperform funds that have greater diversification.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Currency To the extent that the Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

Initial Public Offerings Initial Public Offerings (“IPOs”) and companies that have recently gone public have the potential to produce substantial gains for the Fund. However, there is no assurance that the Fund will have access to profitable IPOs or that IPOs in which the Fund invests will rise in value. Furthermore, the value of securities of newly public companies may decline in value shortly after the IPO. When the Fund’s asset base is small, the impact of such investments on the Fund’s return will be magnified. If the Fund’s assets grow, it is likely that the effect of the Fund’s investment in IPOs on the Fund’s return will decline.

Issuer Non-Diversification The Fund is classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Liquidity If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund’s performance from year to year, and the table compares the Fund’s performance to the performance of a broad-based securities market index/indices for the same period. The Fund’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund’s Class A shares. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Other class shares’ performance would be higher or lower than Class A shares’ performance because of the higher or lower expenses paid by Class A shares. The Fund’s past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/literature or call 1-800-992-0180.

Because Class R shares of the Fund did not have a full calendar year of operations as of December 31, 2011, no performance information for Class R shares is provided below.

Calendar Year Total Returns Class A (as of December 31 of each year)

Best quarter: 2nd 2009, 32.13% and Worst quarter: 4th 2008, (29.01)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns ING Global Real Estate Fund		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class A before taxes		(11.05%)	(5.80%)	9.05%			Nov 5, 2001
Class A After tax on distributions		(11.73%)	(7.08%)	7.11%
Class A After tax on distributions with sale		(7.11%)	(5.50%)	6.67%
Class A S&P Developed Property Index	[1]	(5.55%)	(5.15%)	9.38%
Class B before taxes		(10.94%)	(5.71%)		8.60%		Mar 15, 2002
Class B S&P Developed Property Index	[1]	(5.55%)	(5.15%)		9.08%	[2]
Class C before taxes		(7.24%)	(5.39%)		8.80%		Jan 8, 2002
Class C S&P Developed Property Index	[1]	(5.55%)	(5.15%)		9.38%	[2]
Class I before taxes		(5.32%)	(4.33%)		4.02%		Jun 3, 2005
Class I S&P Developed Property Index	[1]	(5.55%)	(5.15%)		3.31%	[2]
Class O before taxes		(5.64%)	(4.70%)		(3.17%)		Nov 15, 2006
Class O S&P Developed Property Index	[1]	(5.55%)	(5.15%)		(4.58%)	[2]
Class W before taxes		(5.39%)			(2.36%)		Feb 12, 2008
Class W S&P Developed Property Index	[1]	(5.55%)			(3.65%)	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.

ING Global Value Choice Fund

ING Global Value Choice Fund

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in ING Funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of the Prospectus (page 112) or the Statement of Additional Information (page 211).
Shareholder Fees Fees paid directly from your investment
Shareholder Fees ING Global Value Choice Fund	Maximum sales charge (load) as a % of offering price	Maximum deferred sales charge as a % of purchase or sales price, whichever is less
Class A	5.75%	none	[1]
Class B	none	5.00%
Class C	none	1.00%
Class I	none	none
Class W	none	none
[1]	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.

Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Fund OperatIng Expenses ING Global Value Choice Fund		Class A	Class B	Class C	Class I	Class W
Management Fees		0.88%	0.88%	0.88%	0.88%	0.88%
Distribution and/or Shareholder Services (12b-1) Fees		0.25%	1.00%	1.00%	none	none
Administrative Services Fees		0.10%	0.10%	0.10%	0.10%	0.10%
Other Expenses		0.20%	0.20%	0.20%	0.10%	0.20%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	1.44%	2.19%	2.19%	1.09%	1.19%
Waivers and Reimbursements	[2]	none	none	none	none	none
Total Annual Fund Operating Expenses after Waivers and Reimbursements		1.44%	2.19%	2.19%	1.09%	1.19%
[1]	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	The adviser and the distributor are obligated to limit expenses to 1.50%, 2.25%, 2.25%, 1.25%, and 1.25% for Class A, Class B, Class C, Class I, and Class W shares, respectively, through March 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Expense Examples $

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assume that your investment had a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example ING Global Value Choice Fund (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class A	713	1,004	1,317	2,200
Class B	722	985	1,375	2,334
Class C	322	685	1,175	2,524
Class I	111	347	601	1,329
Class W	121	378	654	1,443

Expense Example, No Redemption ING Global Value Choice Fund (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class A	713	1,004	1,317	2,200
Class B	222	685	1,175	2,334
Class C	222	685	1,175	2,524
Class I	111	347	601	1,329
Class W	121	378	654	1,443

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund’s performance.

During the most recent fiscal year, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 65% of its net assets in equity securities of issuers located in a number of different countries, one of which may be the United States. The Fund generally invests at least 80% of its assets (plus borrowings for investment purposes) in common and preferred stocks; depositary receipts; derivatives (in the form of rights, warrants, and equity-linked notes) to seek to enhance returns; and convertible securities. The Fund may invest up to 10% of its assets in Rule 144A securities and up to 25% of its assets in companies located in countries with emerging securities markets. The sub-adviser (“Sub-Adviser”) may invest in companies with any market capitalization.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Fund aims to provide superior risk-adjusted returns through an opportunistic value-oriented process. The Fund seeks to invest in companies with attractive valuation, favorable risk/reward characteristics, downside protection, and an inflection point or catalyst that can unlock value or improve profitability. The Fund emphasizes a bottom-up, stock-driven process. The cornerstone of the Sub-Adviser’s strategies is its single global research platform, with the investment process being driven by this platform of global sector analysts. The Sub-Adviser believes this consistent investment approach drives better idea generation, improves fundamental analysis, and provides for tighter risk control. The Sub-Adviser seeks a thorough, in-depth understanding of the factors that drive business success. The Sub-Adviser’s analysts focus on understanding individual companies as businesses rather than simply as stocks. The Sub-Adviser also focuses on opportunities created by investor overreaction, misperception, and short-term focus.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 30% of its assets.

Fund Closure: Effective July 29, 2011, the Fund was closed to new investments except for investments by: (1) existing shareholders of record as of July 29, 2011; and (2) retirement plans that purchased shares of the Fund prior to October 31, 2011.

PRINCIPAL RISKS

You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Currency To the extent that the Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

Liquidity If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the value-oriented securities in which the Fund invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Value Investing Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund’s performance from year to year, and the table compares the Fund’s performance to the performance of a broad-based securities market index/indices for the same period. The Fund’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund’s Class A shares. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Other class shares’ performance would be higher or lower than Class A shares’ performance because of the higher or lower expenses paid by Class A shares. The Fund’s past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/literature or call 1-800-992-0180.

Calendar Year Total Returns Class A (as of December 31 of each year)

Best quarter: 2nd 2009, 26.13% and Worst quarter: 3rd 2002, (19.42)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns ING Global Value Choice Fund		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class A before taxes		(15.07%)	4.95%	5.91%			Apr 19, 1993
Class A After tax on distributions		(17.00%)	4.37%	5.61%
Class A After tax on distributions with sale		(8.44%)	4.11%	5.12%
Class A MSCI ACW Index���	[1]	(7.35%)	(1.93%)	4.24%
Class B before taxes		(14.62%)	5.08%	5.80%			May 31, 1995
Class B MSCI ACW Index���	[1]	(7.35%)	(1.93%)	4.24%
Class C before taxes		(11.41%)	5.41%	5.80%			Apr 19, 1993
Class C MSCI ACW Index���	[1]	(7.35%)	(1.93%)	4.24%
Class I before taxes		(9.60%)	6.60%		7.91%		Sep 6, 2006
Class I MSCI ACW Index���	[1]	(7.35%)	(1.93%)		0.02%	[2]
Class W before taxes		(9.69%)			10.70%		Jun 1, 2009
Class W MSCI ACW Index���	[1]	(7.35%)			10.03%	[2]
[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.

ING Greater China Fund

ING Greater China Fund

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in ING Funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of the Prospectus (page 112) or the Statement of Additional Information (page 211).
Shareholder Fees Fees paid directly from your investment
Shareholder Fees ING Greater China Fund	Maximum sales charge (load) as a % of offering price	Maximum deferred sales charge as a % of purchase or sales price, whichever is less
Class A	5.75%	none	[1]
Class B	none	5.00%
Class C	none	1.00%
Class I	none	none
Class O	none	none
Class W	none	none
[1]	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.

Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Fund OperatIng Expenses ING Greater China Fund		Class A	Class B	Class C	Class I	Class O	Class W
Management Fees		1.15%	1.15%	1.15%	1.15%	1.15%	1.15%
Distribution and/or Shareholder Services (12b-1) Fees		0.25%	1.00%	1.00%	none	0.25%	none
Administrative Services Fees		0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Other Expenses		0.61%	0.61%	0.61%	0.53%	0.61%	0.61%
Total Annual Fund Operating Expenses		2.11%	2.86%	2.86%	1.78%	2.11%	1.86%
Waivers and Reimbursements	[1]	(0.01%)	(0.01%)	(0.01%)	none	(0.01%)	(0.01%)
Total Annual Fund Operating Expenses after Waivers and Reimbursements		2.10%	2.85%	2.85%	1.78%	2.10%	1.85%
[1]	The adviser is contractually obligated to limit expenses to 2.10%, 2.85%, 2.85%, 1.85%, 2.10%, and 1.85% for Class A, Class B, Class C, Class I, Class O, and Class W shares, respectively, through March 1, 2013. There is no guarantee this obligation will continue after March 1, 2013. This obligation will continue only if the adviser elects to renew it. Any fees waived pursuant to this obligation shall not be eligible for recoupment. This obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses.

Expense Examples $

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assume that your investment had a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example ING Greater China Fund (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class A	776	1,197	1,643	2,875
Class B	788	1,185	1,708	3,007
Class C	388	885	1,508	3,185
Class I	181	560	964	2,095
Class O	213	660	1,133	2,441
Class W	188	584	1,005	2,179

Expense Example, No Redemption ING Greater China Fund (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class A	776	1,197	1,643	2,875
Class B	288	885	1,508	3,007
Class C	288	885	1,508	3,185
Class I	181	560	964	2,095
Class O	213	660	1,133	2,441
Class W	188	584	1,005	2,179

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund’s performance.

During the most recent fiscal year, the Fund’s portfolio turnover rate was 129% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity and equity-related securities of companies located in the Greater China region. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The sub-adviser (“Sub-Adviser”) defines a company in the Greater China region as a company that: (i) is organized under the laws of, or with principal offices in, the Greater China region; (ii) has at least 50% of its assets in the Greater China region; (iii) derives 50% or more of its revenue from the Greater China region; or (iv) is principally traded in the Greater China region.

The Greater China region consists of China, Hong Kong, and Taiwan. The equity securities and equity-related securities in which the Fund may invest include common and preferred stocks, convertible securities, warrants, and convertible bonds.

The Fund may invest up to 10% of its assets in warrants and up to 20% of its assets in fixed-income securities. Any fixed-income securities in which the Fund may invest shall have at least one investment-grade rating by either Standard and Poor’s Ratings Services or Moody’s Investors Service, Inc. If issues or issuers in the Fund get downgraded to below investment-grade (on both scales), the investment will be sold as soon as reasonably possible.

The Fund may invest in depositary receipts. The Fund may invest in derivative securities to seek to hedge against currency risk. Derivatives are securities whose value may be based on other securities, currencies, interest rates, or indices. Derivatives include: futures and forward contracts; options on futures contracts, foreign currencies, securities, and stock indices; structured notes and indexed securities; and swaps, caps, floors, and collars. Up to 15% of the Fund’s net assets may be invested in illiquid securities, other restricted securities that are illiquid, and Rule 144A securities. The Fund may invest in initial public offerings. Many of the securities in which the Fund may invest are denominated in foreign currencies.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser manages the Fund as a core equity product that is not constrained by a particular investment style or market capitalization. The Fund may invest in “growth” and “value” securities.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its assets.

PRINCIPAL RISKS

You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency To the extent that the Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and reduce its returns.

Focused Investing To the extent that the Fund invests a substantial portion of its assets in a particular industry, sector, market segment, or geographical area, its investments will be sensitive to developments in that industry, sector, market segment, or geographical area. The Fund assumes the risk that changing economic conditions; changing political or regulatory conditions; or natural and other disasters affecting the particular industry, sector, market segment, or geographical area in which the Fund focuses its investments could have a significant impact on its investment performance and could ultimately cause the Fund to underperform, or be more volatile than, other funds that invest more broadly.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

Greater China Region Investments in China involve the risk of greater government control over the economy, political and legal uncertainties and currency fluctuations or blockage. Investments in securities of Chinese companies are subject to the volatility of the Chinese stock market and China’s heavy dependence on exports, which may decrease, sometimes significantly, when the world economy weakens practices.

Initial Public Offerings Initial Public Offerings (“IPOs”) and companies that have recently gone public have the potential to produce substantial gains for the Fund. However, there is no assurance that the Fund will have access to profitable IPOs or that IPOs in which the Fund invests will rise in value. Furthermore, the value of securities of newly public companies may decline in value shortly after the IPO. When the Fund’s asset base is small, the impact of such investments on the Fund’s return will be magnified. If the Fund’s assets grow, it is likely that the effect of the Fund’s investment in IPOs on the Fund’s return will decline.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Fund invests. Rather, the market could favor securities to which the Fund is not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund’s performance from year to year, and the table compares the Fund’s performance to the performance of a broad-based securities market index/indices for the same period. The Fund’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund’s Class A shares. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Other class shares’ performance would be higher or lower than Class A shares’ performance because of the higher or lower expenses paid by Class A shares. The Fund’s past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/literature or call 1-800-992-0180.

Because Class W shares of the Fund did not have a full calendar year of operations as of December 31, 2011, no performance information for Class W shares is provided below.

Calendar Year Total Returns Class A (as of December 31 of each year)

Best quarter: 2nd 2009, 32.86% and Worst quarter: 3rd 2011, (24.53)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns ING Greater China Fund		1 Yr	5 Yrs	Since Inception		Inception Date
Class A before taxes		(25.77%)	0.82%	7.54%		Dec 21, 2005
Class A After tax on distributions		(25.61%)	(0.31%)	6.55%
Class A After tax on distributions with sale		(16.59%)	0.13%	6.06%
Class A MSCI ACGD Index���	[1]	(18.67%)	1.29%	6.78%	[2]
Class B before taxes		(25.70%)	0.90%	6.70%		Jan 6, 2006
Class B MSCI ACGD Index���	[1]	(18.67%)	1.29%	6.78%	[2]
Class C before taxes		(22.57%)	1.24%	6.72%		Jan 11, 2006
Class C MSCI ACGD Index���	[1]	(18.67%)	1.29%	6.78%	[2]
Class I before taxes		(20.91%)	2.41%	4.87%		May 8, 2006
Class I MSCI ACGD Index���	[1]	(18.67%)	1.29%	4.34%	[2]
Class O before taxes		(21.20%)		(3.84%)		Jun 4, 2008
Class O MSCI ACGD Index���	[1]	(18.67%)		(4.41%)	[2]
[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.

ING Index Plus International Equity Fund

ING Index Plus International Equity Fund

INVESTMENT OBJECTIVE

The Fund seeks to outperform the total return performance of the MSCI - Europe, Australasia, and Far East® Index (“Index”), while maintaining a market level of risk.

FEES AND EXPENSES OF THE FUND

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in ING Funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of the Prospectus (page 112) or the Statement of Additional Information (page 211).
Shareholder Fees Fees paid directly from your investment
Shareholder Fees ING Index Plus International Equity Fund	Maximum sales charge (load) as a % of offering price	Maximum deferred sales charge as a % of purchase or sales price, whichever is less
Class A	5.75%	none	[1]
Class B	none	5.00%
Class C	none	1.00%
Class I	none	none
Class O	none	none
Class W	none	none
[1]	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.

Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Fund OperatIng Expenses ING Index Plus International Equity Fund		Class A	Class B	Class C	Class I	Class O	Class W
Management Fees		0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution and/or Shareholder Services (12b-1) Fees		0.25%	1.00%	1.00%	none	0.25%	none
Administrative Services Fees		0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Other Expenses		0.58%	0.58%	0.58%	0.39%	0.58%	0.58%
Total Annual Fund Operating Expenses		1.48%	2.23%	2.23%	1.04%	1.48%	1.23%
Waivers and Reimbursements	[1]	(0.33%)	(0.33%)	(0.33%)	(0.33%)	(0.33%)	(0.33%)
Total Annual Fund Operating Expenses after Waivers and Reimbursements		1.15%	1.90%	1.90%	0.71%	1.15%	0.90%
[1]	The adviser is contractually obligated to limit expenses to 1.15%, 1.90%, 1.90%, 0.90%, 1.15% and 0.90% for Class A, Class B, Class C, Class I, Class O, and Class W shares, respectively, through March 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Expense Examples $

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assume that your investment had a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example ING Index Plus International Equity Fund (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class A	685	985	1,307	2,215
Class B	693	966	1,365	2,349
Class C	293	666	1,165	2,539
Class I	73	298	542	1,241
Class O	117	436	777	1,740
Class W	92	358	644	1,460

Expense Example, No Redemption ING Index Plus International Equity Fund (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class A	685	985	1,307	2,215
Class B	193	666	1,165	2,349
Class C	193	666	1,165	2,539
Class I	73	298	542	1,241
Class O	117	436	777	1,740
Class W	92	358	644	1,460

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund’s performance.

During the most recent fiscal year, the Fund’s portfolio turnover rate was 140% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in stocks included in the Index and in exchange-traded funds and derivatives (including futures and options) whose economic returns are similar to the Index or its components. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Fund typically uses derivatives for the purpose of cash equitization. The Fund generally keeps a small cash balance on hand to manage potential outflows. In order to maintain equity market exposure on that cash balance, the Fund typically invests in derivatives designed to track broad equity market indices. The Index is a market value-weighted index that reflects the performance of approximately 1,000 securities listed on the stock exchanges of Europe, Australasia, and the Far East. Exchange-traded funds are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index.

The Fund may also invest in securities that are convertible into common stocks included in the Index. The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

In managing the Fund, the sub-adviser (“Sub-Adviser”) attempts to achieve the Fund’s investment objective by overweighting those stocks in the Index that the Sub-Adviser believes will outperform the Index and underweighting (or avoiding altogether) those stocks that the Sub-Adviser believes will underperform the Index. In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as cash flows, earnings, and price-to-book ratios of each company in an attempt to select companies with long-term sustainable growth characteristics at acceptable valuation levels. The Fund’s aggregate characteristics will approximate that of the Index.

Although the Fund will not hold all the stocks in the Index, the Sub-Adviser expects that there will be a close correlation between the performance of the Fund and that of the Index in both rising and falling markets. The Fund will pay transactional and other expenses that are not reflected in the Index. This will give the Fund a performance disadvantage in relation to the Index.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its assets.

PRINCIPAL RISKS

You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Currency To the extent that the Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and reduce its returns.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments.

Investment Model The manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund’s performance from year to year, and the table compares the Fund’s performance to the performance of a broad-based securities market index/indices for the same period. The Fund’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund’s Class A shares. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Other class shares’ performance would be higher or lower than Class A shares’ performance because of the higher or lower expenses paid by Class A shares. The Fund’s past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/literature or call 1-800-992-0180.

Because Class W shares of the Fund did not have a full calendar year of opeations as of December 31, 2011, no performance information for Class W shares is provided below.

Calendar Year Total Returns Class A (as of December 31 of each year)

Best quarter: 2nd 2009, 27.84% and Worst quarter: 3rd 2011, (20.63)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns ING Index Plus International Equity Fund		1 Yr	5 Yrs	Since Inception		Inception Date
Class A before taxes		(17.68%)	(6.82%)	(2.29%)		Dec 21, 2005
Class A After tax on distributions		(17.83%)	(7.50%)	(2.99%)
Class A After tax on distributions with sale		(10.92%)	(5.74%)	(2.02%)
Class A MSCI EAFE�� Index	[1]	(12.14%)	(4.72%)	(0.13%)	[2]
Class B before taxes		(17.56%)	(6.62%)	(2.77%)		Jan 12, 2006
Class B MSCI EAFE�� Index	[1]	(12.14%)	(4.72%)	(0.13%)	[2]
Class C before taxes		(14.13%)	(6.29%)	(2.67%)		Jan 12, 2006
Class C MSCI EAFE�� Index	[1]	(12.14%)	(4.72%)	(0.13%)	[2]
Class I before taxes		(12.28%)	(5.19%)	(0.84%)		Dec 21, 2005
Class I MSCI EAFE�� Index	[1]	(12.14%)	(4.72%)	(0.13%)	[2]
Class O before taxes		(12.60%)		(8.74%)		Nov 9, 2007
Class O MSCI EAFE�� Index	[1]	(12.14%)		(9.24%)	[2]
[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.

ING International Capital Appreciation Fund

ING International Capital Appreciation Fund

INVESTMENT OBJECTIVE

The Fund seeks capital appreciation.

FEES AND EXPENSES OF THE FUND

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in ING Funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of the Prospectus (page 112) or the Statement of Additional Information (page 211).
Shareholder Fees Fees paid directly from your investment
Shareholder Fees ING International Capital Appreciation Fund	Maximum sales charge (load) as a % of offering price	Maximum deferred sales charge as a % of purchase or sales price, whichever is less
Class A	5.75%	none	[1]
Class B	none	5.00%
Class C	none	1.00%
Class I	none	none
Class W	none	none
[1]	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.

Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Fund OperatIng Expenses ING International Capital Appreciation Fund		Class A	Class B	Class C	Class I	Class W
Management Fees		0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and/or Shareholder Services (12b-1) Fees		0.25%	1.00%	1.00%	none	none
Administrative Services Fees		0.10%	0.10%	0.10%	0.10%	0.10%
Other Expenses		0.55%	0.55%	0.55%	0.35%	0.55%
Total Annual Fund Operating Expenses		1.75%	2.50%	2.50%	1.30%	1.50%
Waivers and Reimbursements	[1]	(0.28%)	(0.28%)	(0.28%)	(0.28%)	(0.28%)
Total Annual Fund Operating Expenses after Waivers and Reimbursements		1.47%	2.22%	2.22%	1.02%	1.22%
[1]	The adviser is contractually obligated to limit expenses to 1.50%, 2.25%, 2.25%, 1.25%, and 1.25% for Class A, Class B, Class C, Class I, and Class W shares, respectively, through March 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. In addition, the adviser is contractually obligated to waive a portion of the management fee through March 1, 2013. Based upon net assets as of October 31, 2011, the management fee waiver for the Fund would be (0.03)%. There is no guarantee the management fee waiver will continue after March 1, 2013. The management fee waiver will continue only if the adviser elects to renew it.

Expense Examples $

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assume that your investment had a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example ING International Capital Appreciation Fund (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class A	716	1,069	1,445	2,497
Class B	725	1,052	1,505	2,630
Class C	325	752	1,305	2,815
Class I	104	384	686	1,543
Class W	124	447	792	1,767

Expense Example, No Redemption ING International Capital Appreciation Fund (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class A	716	1,069	1,445	2,497
Class B	225	752	1,305	2,630
Class C	225	752	1,305	2,815
Class I	104	384	686	1,543
Class W	124	447	792	1,767

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund’s performance.

During the most recent fiscal year, the Fund’s portfolio turnover rate was 65% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities of companies located in a number of different countries, other than the United States. The Fund primarily invests in companies located in established foreign securities markets, although it may invest in companies located in countries with emerging securities markets as well as in developing countries. These securities generally include common and preferred stocks, as well as securities convertible into common stocks. The Fund may invest in companies of any market capitalization.

The Fund may invest in depositary receipts, as well as certain fixed-income securities, which may include convertible bonds and convertible preferred securities, which may be highly rated by independent rating agencies or, if unrated, considered by the sub-adviser (“Sub-Adviser”) to be of comparable quality. The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Fund invests a substantial amount of its assets in foreign investments, which are denominated in other currencies besides the U.S. dollar and can be affected by fluctuations in exchange rates.

Specifically, the Sub-Adviser searches for companies that are leaders in their industries and that create sustainable earnings growth. The Sub-Adviser uses a bottom-up stock selection analysis through fundamental research supplemented by quantitative analysis. The Sub-Adviser seeks to manage risk by diversifying among several geographic regions and individual countries.

The Sub-Adviser uses a three-step process for constructing the Fund’s portfolio: prior to implementing its fundamental research process, the Sub-Adviser begins with a quantitative screening of thousands of companies eliminating those that lack superior growth characteristics or historical long-term fundamentals; next, the Sub-Adviser seeks companies possessing sustainable competitive advantages, industry leadership, high sector growth, superior profitability, and low balance sheet risk; and finally, the Sub-Adviser focuses on approximately 80-100 companies to determine if they exhibit both reasonable valuations and improving prospects. This is done through proprietary fundamental research and analysis, looking at a three-year forecast horizon. Only those securities that meet certain fundamental criteria or measures are purchased by the Fund.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its assets.

Liquidation - On January 12, 2012, the Board of Trustees of ING Mutual Funds approved a proposal to liquidate the Fund on or about March 23, 2012. The Fund was closed to new investment effective January 18, 2012.

PRINCIPAL RISKS

You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency To the extent that the Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Investment Model The manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth-oriented securities in which the Fund invests. Rather, the market could favor value-oriented securities or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund’s performance from year to year, and the table compares the Fund’s performance to the performance of a broad-based securities market index/indices for the same period. The Fund’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund’s Class A shares. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Other class shares’ performance would be higher or lower than Class A shares’ performance because of the higher or lower expenses paid by Class A shares. The Fund’s past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/literature or call 1-800-992-0180.
Calendar Year Total Returns Class A (as of December 31 of each year)

Best quarter: 2nd 2009, 31.89% and Worst quarter: 4th 2008, (27.57)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns ING International Capital Appreciation Fund		1 Yr	5 Yrs	Since Inception		Inception Date
Class A before taxes		(23.00%)	(5.90%)	(1.83%)		Dec 21, 2005
Class A After tax on distributions		(22.96%)	(6.08%)	(2.10%)
Class A After tax on distributions with sale		(14.71%)	(4.84%)	(1.53%)
Class A MSCI ACW Index��� Ex-U.S.	[1]	(13.71%)	(2.92%)	1.48%	[2]
Class B before taxes		(23.06%)	(5.91%)	(2.47%)		Jan 9, 2006
Class B MSCI ACW Index��� Ex-U.S.	[1]	(13.71%)	(2.92%)	1.48%	[2]
Class C before taxes		(19.75%)	(5.57%)	(2.12%)		Jan 24, 2006
Class C MSCI ACW Index��� Ex-U.S.	[1]	(13.71%)	(2.92%)	0.35%	[2]
Class I before taxes		(18.14%)	(4.47%)	(0.53%)		Dec 21, 2005
Class I MSCI ACW Index��� Ex-U.S.	[1]	(13.71%)	(2.92%)	1.48%	[2]
Class W before taxes		(18.16%)		0.36%		Aug 7, 2009
Class W MSCI ACW Index��� Ex-U.S.	[1]	(13.71%)		3.43%	[2]
[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.

ING International Core Fund

ING International Core Fund

INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital.

FEES AND EXPENSES OF THE FUND

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Fees paid directly from your investment
Shareholder Fees	Maximum sales charge (load) as a % of offering price	Maximum deferred sales charge as a % of purchase or sales price, whichever is less
ING International Core Fund Class I	none	none

Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Fund OperatIng Expenses		ING International Core Fund Class I
Management Fees		0.75%
Distribution and/or Shareholder Services (12b-1) Fees		none
Administrative Services Fees		0.10%
Other Expenses		0.15%
Total Annual Fund Operating Expenses		1.00%
Waivers and Reimbursements	[1]	(0.05%)
Total Annual Fund Operating Expenses after Waivers and Reimbursements		0.95%
[1]	The adviser is contractually obligated to limit expenses to 0.95% for Class I shares, through March 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Expense Examples $

The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
ING International Core Fund Class I	97	313	548	1,220

Expense Example, No Redemption (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
ING International Core Fund Class I	97	313	548	1,220

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first two years of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance.

During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities of companies located in a number of different countries other than the United States. The Fund may invest in countries with emerging securities markets. The Fund may also invest in depositary receipts of foreign issuers. The Fund may invest up to 15% of its assets in real estate investment trusts.

The Fund may use derivatives, including futures, options, swaps, and forward contracts, typically for hedging purposes to reduce risk, such as interest rate risk, currency risk, and price risk.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

Thornburg Investment Management, Inc. (“Thornburg”) and Wellington Management Company, LLP (“Wellington Management”), (each a “Sub-Adviser” and collectively the “Sub-Advisers”) provide day-to-day management of the Fund. The Sub-Advisers act independently of each other and use their own methodology for selecting investments. ING Investments, LLC, the Fund’s investment adviser, determines the amount of Fund assets allocated to Thornburg and Wellington Management.

Each Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its assets.

Thornburg Investment Management, Inc.

Thornburg intends to invest on an opportunistic basis, where it believes there is intrinsic value. Thornburg typically invests in basic value stocks and stocks that, in Thornburg’s opinion, provide value in a broader or different context, including the stocks of companies with consistent earnings characteristics and those of emerging franchises when these issues are value priced. Thornburg primarily uses individual issuer and industry analysis to make investment decisions. Value, for purposes of Thornburg’s selection criteria, relates both to current measures and to projected measures. Among the specific factors considered by Thornburg in identifying undervalued securities for inclusion are:

  price/earnings ratio
  price/book value
  price/cash flow ratio
  debt/capital ratio
  dividend yield
  dividend history
  security and consistency of revenue stream
  enterprise value/EBITDA (earnings before interest, taxes, depreciation, and amortization)
  undervalued assets
  relative earnings growth potential
  industry growth potential
  industry leadership
  dividend growth potential
  franchise value
  potential for favorable developments
  EBIT (earnings before interest and taxes)/interest expenses

Thornburg typically makes equity investments in the following three types of companies:

Basic Value companies are companies which, in Thornburg’s opinion, are financially sound companies with well established businesses whose stock is selling at low valuations relative to the companies’ net assets or potential earning power.

Consistent Earner companies are typically companies that are selling at valuations below historic norms. Stocks in this category sometimes sell at premium valuations and sometimes at discount valuations. Generally they have shown steady earnings growth, dividend growth, or both. There are no assurances that these trends will continue in the future.

Emerging Franchises are value-priced companies that, in Thornburg’s opinion, are in the process of establishing a leading position in a product, service, or market and which Thornburg expects will grow, or continue to grow, at an above average rate. Under normal conditions, the proportion invested in companies of this type will be less than the proportions invested in basic value or consistent earner companies.

Debt obligations will be considered for investment when Thornburg believes them to be more attractive than equity alternatives and may purchase debt obligations of any maturity and of any quality.

Wellington Management Company, LLP

Wellington Management conducts fundamental research on individual companies to identify securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures and indicators of value. Wellington Management seeks to invest in companies with underappreciated assets, improving and/or sustainable return on capital, and/or stocks that it believes are mispriced by the market due to short-term issues. This proprietary research takes into account each company’s long-term history as well as Wellington Management’s analysts’ forward-looking estimates, and allows for a comparison of the intrinsic value of stocks on a global basis focusing on return on invested capital in conjunction with other valuation metrics. Portfolio construction is driven primarily by bottom-up stock selection, with region, country, and sector weightings being secondary factors.

Wellington Management’s emerging market exposure will generally not be greater than 10% above the emerging markets exposure of the MSCI All Country World ex U.S. Index. Emerging markets will be defined as countries that are included in the MSCI Emerging Markets IndexSM .

PRINCIPAL RISKS

You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency To the extent that the Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the value-oriented securities in which the Fund invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

Because the Fund did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.

ING International Growth Fund

ING International Growth Fund

INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital.

FEES AND EXPENSES OF THE FUND

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Fees paid directly from your investment
Shareholder Fees	Maximum sales charge (load) as a % of offering price	Maximum deferred sales charge as a % of purchase or sales price, whichever is less
ING International Growth Fund Class I	none	none

Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Fund OperatIng Expenses		ING International Growth Fund Class I
Management Fees		0.75%
Distribution and Service (12b-1) Fee		none
Administrative Services Fees		0.10%
Other Expenses		0.22%
Total Annual Fund Operating Expenses		1.07%
Waivers and Reimbursements	[1]	(0.08%)
Total Annual Fund Operating Expenses after Waivers and Reimbursements		0.99%
[1]	The adviser is contractually obligated to limit expenses to 0.99% for Class I shares, through March 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Expense Examples $

The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Yr	3 Yrs
ING International Growth Fund Class I	101	332

Expense Example, No Redemption (USD $)	1 Yr	3 Yrs
ING International Growth Fund Class I	101	332

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first two years of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance.

During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks and convertible securities of companies organized under the laws of, or with principal offices located in, a number of different countries outside of the United States, including companies in countries in emerging markets. The Fund does not focus its investments in a particular industry or country. The Fund may invest in companies of any market capitalization. The Fund may also invest in foreign issuers through depositary receipts or similar investment vehicles. The Fund may hold cash in U.S. dollars or foreign currencies. While the Fund invests primarily in common stocks, it may invest in other securities. The Fund may invest in derivative instruments including options, futures and forward foreign currency exchange contracts. The Fund may typically use derivatives to seek to reduce exposure to other risks, such as interest rate or currency risk, to substitute for taking a position in the underlying assets for cash management, and/or to seek to enhance returns in the Fund.

The Fund invests a substantial amount of its assets in foreign investments which are denominated in currencies other than the U.S. dollar and can be affected by fluctuations in exchange rates. To attempt to protect against adverse changes in currency exchange rates, the Fund may, but will not necessarily use special techniques such as forward foreign currency exchange contracts.

The Fund may invest in other investment companies, including exchange traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

Baillie Gifford Overseas Limited (“Baillie Gifford”) and T. Rowe Price Associates, Inc. (“T. Rowe Price”) (each a “Sub-Adviser” and collectively “Sub-Advisers”) provide day-to-day management of the Fund. The Sub-Advisers act independently of each other and use their own methodologies for selecting investments. ING Investments, LLC, the Fund’s investment adviser, will determine the amount of Fund assets allocated to Baillie Gifford and T. Rowe Price.

Each Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1 / 3 % of its assets.

Baillie Gifford Overseas Limited

In selecting investments for the Fund, Baillie Gifford normally takes into account the industry and country allocations in the MSCI - Europe, Australasia, and Far East® Index. A significant part of the assets will normally be divided among continental Europe, the United Kingdom, and Asia (including Australia and New Zealand). Country allocation, however, is driven by stock selection. Baillie Gifford invests in companies that it believes are well-managed, quality businesses that enjoy sustainable, competitive advantages in their marketplace. Baillie Gifford’s investment style primarily uses a bottom-up, stock-driven approach, with the objective of selecting stocks that it believes can sustain an above-average growth rate, which is not reflected in the share price.

Companies are screened for quality first; valuation is a secondary consideration. Baillie Gifford looks for companies that it believes have attractive industry backgrounds, strong competitive positions within those industries, high-quality earnings, and a positive approach toward shareholders. The main fundamental factors that Baillie Gifford considers in this bottom-up analysis include earnings growth, cash flow growth, profitability, capital structure, and valuation.

T. Rowe Price Associates, Inc.

While T. Rowe Price invests with an awareness of the global economic backdrop and the outlook for industry sectors and individual countries, bottom-up stock selection is the focus of T. Rowe Price’s decision making. Country allocation is driven largely by stock selection, though we may limit investments in markets that appear to have poor overall prospects.

Stock selection reflects a growth style. T. Rowe Price relies on a global team of investment analysts dedicated to in-depth fundamental research in an effort to identify companies it believes are capable of achieving and sustaining above-average, long-term earnings growth. T. Rowe Price seeks to purchase stocks of such companies at reasonable prices in relation to present or anticipated earnings, cash flow, or book value.

In selecting investments, T. Rowe Price generally favors companies that it believes have one or more of the following characteristics: leading or improving market position; attractive business niche; attractive or improving franchise or industry position; seasoned management; stable or improving earnings and/or cash flow; and sound or improving balance sheet.

T. Rowe Price typically focuses investments in large-sized, and to a lesser extent, medium-sized, companies.

PRINCIPAL RISKS

You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Currency To the extent that the Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

Growth Investing Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

Investment Model The manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

Because the Fund did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.

ING International Real Estate Fund

ING International Real Estate Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide investors with high total return.

FEES AND EXPENSES OF THE FUND

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in ING Funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of the Prospectus (page 112) or the Statement of Additional Information (page 211).
Shareholder Fees Fees paid directly from your investment
Shareholder Fees ING International Real Estate Fund	Maximum sales charge (load) as a % of offering price	Maximum deferred sales charge as a % of purchase or sales price, whichever is less
Class A	5.75%	none	[1]
Class B	none	5.00%
Class C	none	1.00%
Class I	none	none
Class W	none	none
[1]	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.

Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Fund OperatIng Expenses ING International Real Estate Fund		Class A	Class B	Class C	Class I	Class W
Management Fees		0.93%	0.93%	0.93%	0.93%	0.93%
Distribution and/or Shareholder Services (12b-1) Fees		0.25%	1.00%	1.00%	none	none
Administrative Services Fees		0.10%	0.10%	0.10%	0.10%	0.10%
Other Expenses		0.19%	0.19%	0.19%	0.11%	0.19%
Total Annual Fund Operating Expenses		1.47%	2.22%	2.22%	1.14%	1.22%
Waivers and Reimbursements	[1]	none	none	none	none	none
Total Annual Fund Operating Expenses after Waivers and Reimbursements		1.47%	2.22%	2.22%	1.14%	1.22%
[1]	The adviser is contractually obligated to limit expenses to 1.50%, 2.25%, 2.25%, 1.25%, and 1.25% for Class A, Class B, Class C, Class I, and Class W shares, respectively, through March 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Expense Examples $

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assume that your investment had a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example ING International Real Estate Fund (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class A	716	1,013	1,332	2,231
Class B	725	994	1,390	2,365
Class C	325	694	1,190	2,554
Class I	116	362	628	1,386
Class W	124	387	670	1,477

Expense Example, No Redemption ING International Real Estate Fund (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class A	716	1,013	1,332	2,231
Class B	225	694	1,190	2,365
Class C	225	694	1,190	2,554
Class I	116	362	628	1,386
Class W	124	387	670	1,477

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund’s performance.

During the most recent fiscal year, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in a portfolio of equity securities of companies that are principally engaged in the real estate industry. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. At least 65% of the Fund’s assets will normally be invested in companies located in a number of different countries other than the United States. These companies may have investments that provide exposure to the U.S. real estate industry. The sub-adviser (“Sub-Adviser”) defines a real estate company as a company that: (i) derives at least 50% of its total revenue or earnings from owning, operating, developing, managing and/or selling real estate; or (ii) has at least 50% of its assets invested in real estate. As a general matter, the Fund expects these investments to be in common stocks of companies of any market capitalization, including real estate investment trusts. The Fund may invest in companies located in countries with emerging securities markets. The Fund may also invest in convertible securities, initial public offerings, and Rule 144A securities. The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser uses a multi-step investment process for constructing the Fund’s investment portfolio that combines top-down region and sector allocation with bottom-up individual stock selection.

First, the Sub-Adviser selects sectors and geographic regions in which to invest and determines the degree of representation of such sectors and regions through a systematic evaluation of public and private property market trends and conditions.

Second, the Sub-Adviser uses an in-house valuation process to identify investments with superior current income and growth potential relative to their peers. This in-house valuation process examines several factors including: value and property; capital structure; and management and strategy.

The Fund is non-diversified, which means it may invest a significant portion of its assets in a single issuer.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1 / 3 % of its assets.

PRINCIPAL RISKS

You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Concentration As a result of the Fund “concentrating,” as that term is defined in the 1940 Act, its assets in the securities of a particular industry or group of industries or single country or region, the Fund may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities in which the Fund concentrates fall out of favor, the Fund could underperform funds that have greater diversification.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Currency To the extent that the Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

Initial Public Offerings Initial Public Offerings (“IPOs”) and companies that have recently gone public have the potential to produce substantial gains for the Fund. However, there is no assurance that the Fund will have access to profitable IPOs or that IPOs in which the Fund invests will rise in value. Furthermore, the value of securities of newly public companies may decline in value shortly after the IPO. When the Fund’s asset base is small, the impact of such investments on the Fund’s return will be magnified. If the Fund’s assets grow, it is likely that the effect of the Fund’s investment in IPOs on the Fund’s return will decline.

Issuer Non-Diversification The Fund is classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Liquidity If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund’s performance from year to year, and the table compares the Fund’s performance to the performance of a broad-based securities market index/indices for the same period. The Fund’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund’s Class A shares. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Other class shares’ performance would be higher or lower than Class A shares’ performance because of the higher or lower expenses paid by Class A shares. The Fund’s past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/literature or call 1-800-992-0180.
Calendar Year Total Returns Class A (as of December 31 of each year)

Best quarter: 2nd 2009, 32.42% and Worst quarter: 4th 2008, (23.95)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns ING International Real Estate Fund		1 Yr	5 Yrs	Since Inception		Inception Date
Class A before taxes		(20.44%)	(8.20%)	(2.71%)		Feb 28, 2006
Class A After tax on distributions		(20.74%)	(9.17%)	(3.72%)
Class A After tax on distributions with sale		(12.89%)	(7.30%)	(3.12%)
Class A S&P Developed Ex-U.S. Property Index	[1]	(14.71%)	(7.36%)	(1.61%)	[2]
Class B before taxes		(20.30%)	(8.09%)	(2.56%)		Feb 28, 2006
Class B S&P Developed Ex-U.S. Property Index	[1]	(14.71%)	(7.36%)	(1.61%)	[2]
Class C before taxes		(17.00%)	(7.79%)	(2.45%)		Feb 28, 2006
Class C S&P Developed Ex-U.S. Property Index	[1]	(14.71%)	(7.36%)	(1.61%)	[2]
Class I before taxes		(15.23%)	(6.81%)	(1.40%)		Feb 28, 2006
Class I S&P Developed Ex-U.S. Property Index	[1]	(14.71%)	(7.36%)	(1.61%)	[2]
Class W before taxes		(15.27%)		(7.17%)		Feb 12, 2008
Class W S&P Developed Ex-U.S. Property Index	[1]	(14.71%)		(7.47%)	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.

ING International Small Cap Fund

ING International Small Cap Fund

(formerly, ING International SmallCap Multi-Manager Fund)

INVESTMENT OBJECTIVE

The Fund seeks maximum long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in ING Funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of the Prospectus (page 112) or the Statement of Additional Information (page 211).
Shareholder Fees Fees paid directly from your investment
Shareholder Fees ING International Small Cap Fund	Maximum sales charge (load) as a % of offering price	Maximum deferred sales charge as a % of purchase or sales price, whichever is less
Class A	5.75%	none	[1]
Class B	none	5.00%
Class C	none	1.00%
Class I	none	none
Class O	none	none
Class W	none	none
[1]	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.

Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Fund OperatIng Expenses ING International Small Cap Fund		Class A	Class B	Class C	Class I	Class O	Class W
Management Fees		1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and/or Shareholder Services (12b-1) Fees		0.35%	1.00%	1.00%	none	0.25%	none
Administrative Services Fees		0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Other Expenses		0.27%	0.27%	0.27%	0.17%	0.27%	0.27%
Total Annual Fund Operating Expenses		1.72%	2.37%	2.37%	1.27%	1.62%	1.37%
Waivers and Reimbursements	[1]	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)
Total Annual Fund Operating Expenses after Waivers and Reimbursements		1.70%	2.35%	2.35%	1.25%	1.60%	1.35%
[1]	The adviser is contractually obligated to limit expenses to 1.95%, 2.60%, 2.60%, 1.40%, 1.85%, and 1.60% for Class A, Class B, Class C, Class I, Class O, and Class W shares, respectively, through March 1, 2013. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. In addition, the adviser is contractually obligated to further limit expenses to 1.80%, 2.45%, 2.45%, 1.25%, 1.70%, and 1.45% for Class A, Class B, Class C, Class I, Class O, and Class W shares, respectively, through March 1, 2013. There is no guarantee that this obligation will continue after March 1, 2013, and the obligation will only continue if the adviser elects to renew it. Any fees waived pursuant to this obligation shall not be eligible for recoupment. These obligations do not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. In addition, the adviser is contractually obligated to waive a portion of the management fee through March 1, 2013. Based upon net assets as of October 31, 2011, the management fee waiver for the Fund would be (0.02)%. There is no guarantee that the management fee waiver will continue after March 1, 2013. The management fee waiver will continue only if the adviser elects to renew it.

Expense Examples $

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assume that your investment had a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example ING International Small Cap Fund (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class A	738	1,084	1,453	2,487
Class B	738	1,038	1,464	2,543
Class C	338	738	1,264	2,705
Class I	127	401	695	1,532
Class O	163	509	879	1,920
Class W	137	432	748	1,645

Expense Example, No Redemption ING International Small Cap Fund (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class A	738	1,084	1,453	2,487
Class B	238	738	1,264	2,543
Class C	238	738	1,264	2,705
Class I	127	401	695	1,532
Class O	163	509	879	1,920
Class W	137	432	748	1,645

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund’s performance.

During the most recent fiscal year, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of small market capitalization companies. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Fund considers small-capitalization companies to be those that have a market capitalization, at the time of purchase, of up to $5 billion. At least 65% of the Fund’s assets will normally be invested in companies located outside the United States, including companies located in countries with emerging securities markets. The Fund may invest up to 35% of its assets in U.S. issuers. The Fund may hold both growth and value stocks and at times may favor one over the other based on available opportunities.

The Fund invests primarily in common stocks or securities convertible into common stocks of international issuers, but may invest from time to time in such instruments as forward currency contracts, futures contracts, rights, and depositary receipts. The Fund may invest in forward currency contracts or futures contracts to hedge currency and for implementation of a currency model within the portfolio. The Fund may invest in futures contracts to allow market exposure in a cost efficient way, maintain exposure to an asset class in the case of large cash flows, and to have access to a particular market in which the Fund wishes to invest.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

Acadian Asset Management LLC (“Acadian”) and Schroder Investment Management North America Inc. (“Schroders”) (each a “Sub-Adviser” and collectively “Sub-Advisers”) provide the day-to-day management of the Fund. The Sub-Advisers act independently of each other and use their own methodology for selecting investments. ING Investments, LLC, the Fund’s investment adviser, will determine the amount of Fund assets allocated to Acadian and Schroders.

Each Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 30% of its assets.

Acadian Asset Management LLC

Acadian employs a quantitative investment process which is driven by proprietary valuation models that combine a bottom-up view of the attractiveness of individual securities within each market with a top-down view of the attractiveness of each region/industry group, thereby capturing value-added at both the stock and the region/industry levels.

Schroder Investment Management North America Inc.

Schroders employs a fundamental investment approach that considers macroeconomic factors while focusing primarily on company specific factors. The company specific factors include the company’s potential for long-term growth, financial condition, quality of management, and sensitivity to cyclical factors, as well as the relative value of the company’s securities compared with those of other companies and the market as a whole. In selecting investments for the Fund, Schroders considers, among other things, whether a company is likely to have above-average earnings growth, whether its securities are attractively valued, and whether the company has any proprietary advantages. Schroders generally sells a security when its market price approaches its estimate of fair value or when it identifies a more attractive investment candidate.

PRINCIPAL RISKS

You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Currency To the extent that the Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

Investment Model The manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Fund invests. Rather, the market could favor securities to which the Fund is not exposed or may not favor equities at all.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Small-Capitalization Company Investments in small-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund’s performance from year to year, and the table compares the Fund’s performance to the performance of a broad-based securities market index/indices for the same period. The Fund’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund’s Class A shares. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Other class shares’ performance would be higher or lower than Class A shares’ performance because of the higher or lower expenses paid by Class A shares. The Fund’s past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/literature or call 1-800-992-0180.
Calendar Year Total Returns Class A (as of December 31 of each year)

Best quarter: 2nd 2009, 34.59% and Worst quarter: 3rd 2008, (28.34)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns ING International Small Cap Fund		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class A before taxes		(22.39%)	(5.68%)	5.57%			Aug 31, 1994
Class A After tax on distributions		(22.45%)	(6.35%)	5.19%
Class A After tax on distributions with sale		(14.15%)	(4.82%)	4.92%
Class A S&P Developed Ex-U.S. SmallCap Index	[1]	(14.49%)	(3.21%)	9.43%
Class A S&P EPAC SmallCap Index	[1]	(14.38%)	(3.91%)	9.01%
Class B before taxes		(22.27%)	(5.53%)	5.49%			May 31, 1995
Class B S&P Developed Ex-U.S. SmallCap Index	[1]	(14.49%)	(3.21%)	9.43%
Class B S&P EPAC SmallCap Index	[1]	(14.38%)	(3.91%)	9.01%
Class C before taxes		(19.00%)	(5.18%)	5.49%			Aug 31, 1994
Class C S&P Developed Ex-U.S. SmallCap Index	[1]	(14.49%)	(3.21%)	9.43%
Class C S&P EPAC SmallCap Index	[1]	(14.38%)	(3.91%)	9.01%
Class I before taxes		(17.32%)	(4.11%)		0.59%		Dec 21, 2005
Class I S&P Developed Ex-U.S. SmallCap Index	[1]	(14.49%)	(3.21%)		1.60%	[2]
Class I S&P EPAC SmallCap Index	[1]	(14.38%)	(3.91%)		1.10%	[2]
Class O before taxes		(17.58%)			(8.18%)		Jun 4, 2008
Class O S&P Developed Ex-U.S. SmallCap Index	[1]	(14.49%)			(5.68%)	[2]
Class O S&P EPAC SmallCap Index	[1]	(14.38%)			(6.34%)	[2]
Class W before taxes		(17.38%)			(5.05%)		Feb 12, 2008
Class W S&P Developed Ex-U.S. SmallCap Index	[1]	(14.49%)			(3.24%)	[2]
Class W S&P EPAC SmallCap Index	[1]	(14.38%)			(3.83%)	[2]
[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.

ING International Value Choice Fund

ING International Value Choice Fund

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

FEES AND EXPENSES OF THE FUND

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in ING Funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of the Prospectus (page 112) or the Statement of Additional Information (page 211).
Shareholder Fees Fees paid directly from your investment
Shareholder Fees ING International Value Choice Fund	Maximum sales charge (load) as a % of offering price	Maximum deferred sales charge as a % of purchase or sales price, whichever is less
Class A	5.75%	none	[1]
Class B	none	5.00%
Class C	none	1.00%
Class I	none	none
Class W	none	none
[1]	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.

Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Fund OperatIng Expenses ING International Value Choice Fund		Class A	Class B	Class C	Class I	Class W
Management Fees		1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and/or Shareholder Services (12b-1) Fees		0.25%	1.00%	1.00%	none	none
Administrative Services Fees		0.10%	0.10%	0.10%	0.10%	0.10%
Other Expenses		0.47%	0.47%	0.47%	0.28%	0.47%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	1.83%	2.58%	2.58%	1.39%	1.58%
Waivers and Reimbursements	[2]	(0.22%)	(0.22%)	(0.22%)	(0.10%)	(0.22%)
Total Annual Fund Operating Expenses after Waivers and Reimbursements		1.61%	2.36%	2.36%	1.29%	1.36%
[1]	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	The adviser is contractually obligated to limit expenses to 1.70%, 2.45%, 2.45%, 1.45%, and 1.45% for Class A, Class B, Class C, Class I, and Class W shares, respectively, through March 1, 2013. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. In addition, the adviser is contractually obligated to further limit expenses to 1.60%, 2.35%, 2.35%, 1.35%, and 1.35% for Class A, Class B, Class C, Class I, and Class W shares, respectively, through March 1, 2013. There is no guarantee the additional expense limitation will continue after March 1, 2013 and the obligation will only continue if the adviser elects to renew it. Any fees waived pursuant to this obligation shall be eligible for recoupment. These obligations do not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. Finally, the adviser is contractually obligated to waive 0.10% of the management fee through March 1, 2013. There is no guarantee that the management fee waiver will continue after March 1, 2013. The management fee waiver will continue only if the adviser elects to renew it.

Expense Examples $

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assume that your investment had a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example ING International Value Choice Fund (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class A	729	1,097	1,489	2,582
Class B	739	1,082	1,551	2,715
Class C	339	782	1,351	2,898
Class I	131	430	751	1,660
Class W	138	477	840	1,860

Expense Example, No Redemption ING International Value Choice Fund (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class A	729	1,097	1,489	2,582
Class B	239	782	1,351	2,715
Class C	239	782	1,351	2,898
Class I	131	430	751	1,660
Class W	138	477	840	1,860

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund’s performance.

During the most recent fiscal year, the Fund’s portfolio turnover rate was 48% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 65% of its net assets in equity securities of issuers located in a number of different countries outside of the United States. The Fund generally invests at least 80% of its assets in common and preferred stocks; depositary receipts; derivatives (in the form of rights, warrants, and equity-linked notes) to seek to enhance returns; and convertible securities. The Fund may invest up to 10% of its assets in Rule 144A securities. The Fund may invest up to 20% of its assets in companies located in countries with emerging securities markets. The Fund may invest in companies with any market capitalization.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Fund aims to provide superior risk-adjusted returns through an opportunistic value-oriented process. The Fund seeks to invest in companies with attractive valuation, favorable risk/reward characteristics, downside protection, and an inflection point or catalyst that can unlock value or improve profitability. The sub-adviser (“Sub-Adviser”) emphasizes a bottom-up, stock-driven process. The cornerstone of the Sub-Adviser’s strategies is its single global research platform, with the investment process being driven by this platform of global sector analysts. The Sub-Adviser believes this consistent investment approach drives better idea generation, improves fundamental analysis, and provides for tighter risk control. The Sub-Adviser seeks a thorough, in-depth understanding of the factors that drive business success. The Sub-Adviser’s analysts focus on understanding individual companies as businesses rather than simply as stocks. The Sub-Adviser also focuses on opportunities created by investor overreaction, misperception, and short-term focus.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1 / 3 % of its assets.

PRINCIPAL RISKS

You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Currency To the extent that the Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

Liquidity If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Value Investing Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund’s performance from year to year, and the table compares the Fund’s performance to the performance of a broad-based securities market index/indices for the same period. The Fund’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund’s Class A shares. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Other class shares’ performance would be higher or lower than Class A shares’ performance because of the higher or lower expenses paid by Class A shares. The Fund’s past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/literature or call 1-800-992-0180.
Calendar Year Total Returns Class A (as of December 31 of each year)

Best quarter: 2nd 2009, 20.97% and Worst quarter: 3rd 2008, (17.48)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns ING International Value Choice Fund		1 Yr	5 Yrs	Since Inception		Inception Date
Class A before taxes		(20.59%)	(3.64%)	1.64%		Feb 1, 2005
Class A After tax on distributions		(20.65%)	(4.19%)	1.10%
Class A After tax on distributions with sale		(12.64%)	(3.01%)	1.40%
Class A MSCI EAFE�� Index	[1]	(12.14%)	(4.72%)	2.01%	[2]
Class B before taxes		(20.47%)	(3.54%)	1.74%		Feb 1, 2005
Class B MSCI EAFE�� Index	[1]	(12.14%)	(4.72%)	2.01%	[2]
Class C before taxes		(17.20%)	(3.21%)	1.76%		Feb 4, 2005
Class C MSCI EAFE�� Index	[1]	(12.14%)	(4.72%)	2.01%	[2]
Class I before taxes		(15.49%)	(2.14%)	1.14%		Dec 21, 2005
Class I MSCI EAFE�� Index	[1]	(12.14%)	(4.72%)	(0.13%)	[2]
Class W before taxes		(15.59%)		1.80%		Jun 1, 2009
Class W MSCI EAFE�� Index	[1]	(12.14%)		5.53%	[2]
[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.

ING Russia Fund

ING Russia Fund

INVESTMENT OBJECTIVE

The Fund’s investment objective is to seek long-term capital appreciation through investment primarily in equity securities of Russian companies.

FEES AND EXPENSES OF THE FUND

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in ING Funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of the Prospectus (page 112) or the Statement of Additional Information (page 211).
Shareholder Fees Fees paid directly from your investment
Shareholder Fees ING Russia Fund	Maximum sales charge (load) as a % of offering price	Maximum deferred sales charge as a % of purchase or sales price, whichever is less
Class A	5.75%	none	[1]
Class I	none	none
Class W	none	none
[1]	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.

Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Fund OperatIng Expenses ING Russia Fund		Class A	Class I	Class W
Management Fees		1.25%	1.25%	1.25%
Distribution and/or Shareholder Services (12b-1) Fees		0.25%	none	none
Administrative Services Fees		0.10%	0.10%	0.10%
Other Expenses		0.43%	0.38%	0.43%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	2.04%	1.74%	1.79%
Waivers and Reimbursements	[2]	none	none	none
Total Annual Fund Operating Expenses after Waivers and Reimbursements		2.04%	1.74%	1.79%
[1]	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	The adviser is contractually obligated to limit expenses to 2.75%, 2.50%, and 2.50% for Class A, Class I, and Class W shares, respectively, through March 1, 2013. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. In addition, the adviser is contractually obligated to further limit expenses to 2.25%, 2.00%, and 2.00% for Class A, Class I, and Class W shares, respectively, through March 1, 2013. There is no guarantee that this obligation will continue after March 1, 2013, and the obligation will only continue if the adviser elects to renew it. Any fees waived pursuant to this obligation shall not be eligible for recoupment. These obligations do not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses.

Expense Examples $

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assume that your investment had a 5% return each year and that the Fund’s operating expenses remain the same. The cost of investing in the Fund for one year may vary based on the 2.00% redemption fee if shares were held for less than 365 days. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example ING Russia Fund (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class A	770	1,178	1,610	2,808
Class I	177	548	944	2,052
Class W	182	563	970	2,105

Expense Example, No Redemption ING Russia Fund (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class A	770	1,178	1,610	2,808
Class I	177	548	944	2,052
Class W	182	563	970	2,105

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund’s performance.

During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities (including common stocks, preferred stocks, and convertible securities) of Russian companies. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Fund may invest the other 20% of its assets in debt securities issued by Russian companies and debt securities issued or guaranteed by the Russian government without any restrictions based on investment quality or maturity of the debt securities. The Fund may also invest in the equity securities of companies located outside of Russia, including those companies located in the former Soviet Union.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The sub-adviser (“Sub-Adviser”) manages the Fund as a core equity product investing primarily in Russian companies and is not constrained by a particular investment style or market capitalization. It may invest in “growth” or “value” securities. The Sub-Adviser seeks to invest in companies that are undervalued by the market because their pace of development and earnings growth have been underestimated. The Sub-Adviser also seeks to invest in companies that it believes will experience growth in revenue and profits.

The Sub-Adviser defines a Russian company as a company that: (i) is organized under the laws of, or with principal offices in, Russia; (ii) has 50% or more of its assets in Russia; or (iii) derives 50% or more of its total revenue from sales made in markets in Russia.

The Fund is non-diversified, which means it may invest a significant portion of its assets in a single issuer.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1 / 3 % of its assets.

PRINCIPAL RISKS

You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency To the extent that the Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Focused Investing To the extent that the Fund invests a substantial portion of its assets in a particular industry, sector, market segment, or geographical area, its investments will be sensitive to developments in that industry, sector, market segment, or geographical area. The Fund assumes the risk that changing economic conditions; changing political or regulatory conditions; or natural and other disasters affecting the particular industry, sector, market segment, or geographical area in which the Fund focuses its investments could have a significant impact on its investment performance and could ultimately cause the Fund to underperform, or be more volatile than, other funds that invest more broadly.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Issuer Non-Diversification The Fund is classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Liquidity If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Fund invests. Rather, the market could favor securities to which the Fund is not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Russian Companies Investments in Russian Companies involve a high degree of risk and special considerations not typically associated with investments in more established economies or securities markets, such as political, economic, and legal uncertainties, and currency fluctuations. Investment in the Fund should be considered highly speculative.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund’s performance from year to year, and the table compares the Fund’s performance to the performance of a broad-based securities market index/indices for the same period. The Fund’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund’s Class A shares. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Other class shares’ performance would be higher or lower than Class A shares’ performance because of the higher or lower expenses paid by Class A shares. The Fund’s past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/literature or call 1-800-992-0180.

Because Class W shares of the Fund did not have a full calendar year of operations as of December 31, 2011, no performance information for Class W shares is provided below.

Calendar Year Total Returns Class A (as of December 31 of each year)

Best quarter: 2nd 2009, 44.02% and Worst quarter: 4th 2008, (48.55)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns ING Russia Fund		1 Yr	5 Yrs	10 Yrs		Since Inception		Inception Date
Class A before taxes		(33.22%)	(6.11%)	17.10%				Jul 3, 1996
Class A After tax on distributions		(33.06%)	(7.32%)	16.23%
Class A After tax on distributions with sale		(21.44%)	(5.05%)	15.65%
Class A Russia Trading System Index		(20.61%)	(5.32%)	19.73%
Class A MSCI Russia 10/40 Index	[1]	(23.66%)	(2.05%)		[2]
Class I before taxes		(28.75%)				1.32%		Sep 30, 2009
Class I Russia Trading System Index		(20.61%)				5.69%	[3]
Class I MSCI Russia 10/40 Index	[1]	(23.66%)				4.42%	[3]
[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[2]	The inception date of the MSCI Russia 10/40 Index is May 31, 2006.
[3]	Reflects index performance since the date closest to the Class' inception for which data is available.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.

ING Diversified International Fund

ING Diversified International Fund

INVESTMENT OBJECTIVE

The Fund’s investment objective is to seek long term growth of capital.

FEES AND EXPENSES OF THE FUND

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in ING Funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of the Prospectus (page 26) or the Statement of Additional Information (page 102).
Shareholder Fees Fees paid directly from your investment
Shareholder Fees ING Diversified International Fund	Maximum sales charge (load) as a % of offering price	Maximum deferred sales charge as a % of purchase or sales price, whichever is less
Class A	5.75%	none	[1]
Class B	none	5.00%
Class C	none	1.00%
Class I	none	none
Class R	none	none
Class W	none	none
Class O	none	none
[1]	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.

Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Annual Fund OperatIng Expenses ING Diversified International Fund		Class A	Class B	Class C	Class I	Class O	Class R	Class W
Management Fees		none	none	none	none	none	none	none
Distribution and/or Shareholder Services (12b-1) Fees		0.25%	1.00%	1.00%	none	0.25%	0.50%	none
Administrative Services Fees		0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Other Expenses		0.33%	0.33%	0.33%	0.18%	0.33%	0.33%	0.33%
Acquired Fund Fees and Expenses		1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%
Total Annual Fund Operating Expenses	[1]	1.80%	2.55%	2.55%	1.40%	1.80%	2.05%	1.55%
Waivers and Reimbursements	[2]	(0.15%)	(0.15%)	(0.15%)	none	(0.15%)	(0.15%)	(0.15%)
Total Annual Fund Operating Expenses after Waivers and Reimbursements		1.65%	2.40%	2.40%	1.40%	1.65%	1.90%	1.40%
[1]	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	The adviser is contractually obligated to limit expenses to 1.65%, 2.40%, 2.40%, 1.40%, 1.65%, 1.90%, and 1.40% for Class A, Class B, Class C, Class I, Class O, Class R, and Class W shares, respectively, through March 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Expense Examples $

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assume that your investment had a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example ING Diversified International Fund (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class A	733	1,095	1,481	2,558
Class B	743	1,079	1,542	2,691
Class C	343	779	1,342	2,874
Class I	143	443	766	1,680
Class O	168	552	961	2,104
Class R	193	628	1,090	2,367
Class W	143	475	831	1,833

Expense Example, No Redemption ING Diversified International Fund (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class A	733	1,095	1,481	2,558
Class B	243	779	1,342	2,691
Class C	243	779	1,342	2,874
Class I	143	443	766	1,680
Class O	168	552	961	2,104
Class R	193	628	1,090	2,367
Class W	143	475	831	1,833

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover % of average value of portfolio

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund’s performance.

During the most recent fiscal year, the Fund’s portfolio turnover rate was 112% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in a combination of other ING Funds (“Underlying Funds”) that in turn invest in foreign equity securities of issuers located in a number of different countries, other than the United States. The Fund seeks to diversify its holdings internationally by including Underlying Funds that invest in companies of all market capitalizations; Underlying Funds that invest using a growth, value, or blend style, and Underlying Funds that invest in companies in both developed countries and countries with emerging securities markets. The Fund may invest in derivative instruments including futures and swaps (including interest rate swaps, total return swaps, and credit default swaps) to make tactical allocations, as a substitute for taking a position in the underlying asset, and to assist in managing cash. The Fund may hold cash and cash equivalents. The Fund’s current approximate target allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these target allocations are as of the date of this Prospectus, the actual allocations of the Fund’s assets may deviate from the percentages shown: international core - 30%; international growth - 20%; international value - 20%; international small cap - 10%; emerging markets - 15%; and international real estate - 5%. The Target Allocations are measured with reference to the primary strategies of the Underlying Funds; actual exposure to these asset classes will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary strategy.

The Fund may be rebalanced periodically to return to the target allocation and inflows and outflows may be managed to attain the target allocation. The Fund’s target allocation may be changed, at any time, in accordance with the Fund’s asset allocation process. The Fund may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall in the range of +/- 10% relative to the current Target Allocations. The adviser may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Fund, achieve its investment objective or to take advantage of particular opportunities.

PRINCIPAL RISKS

You could lose money on an investment in the Fund. The value of your investment in the Fund changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Fund’s or an Underlying Fund’s performance or cause the Fund or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Fund may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund and a proportionate share of the expenses of each Underlying Fund.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund’s performance from year to year, and the table compares the Fund’s performance to the performance of a broad-based securities market index/indices for the same period. The Fund’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund’s Class A shares. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Other class shares’ performance would be higher or lower than Class A shares’ performance because of the higher or lower expenses paid by Class A shares. The Fund’s past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/literature or call 1-800-992-0180.
Calendar Year Total Returns Class A (as of December 31 of each year)

Best quarter: 2nd 2009, 26.94% and Worst quarter: 4th 2008, (21.79)%
Average Annual Total Returns% (for the periods ended December 31, 2011)
Average Annual Total Returns ING Diversified International Fund		1 Yr	5 Yrs	Since Inception		Inception Date
Class A before taxes		(19.99%)	(6.08%)	(1.54%)		Dec 21, 2005
Class A After tax on distributions		(20.14%)	(6.80%)	(2.17%)
Class A After tax on distributions with sale		(12.78%)	(5.36%)	(1.56%)
Class A MSCI ACW Index��� Ex-U.S.	[1]	(13.71%)	(2.92%)	1.48%	[2]
Class B before taxes		(19.92%)	(5.99%)	(1.30%)		Dec 21, 2005
Class B MSCI ACW Index��� Ex-U.S.	[1]	(13.71%)	(2.92%)	1.48%	[2]
Class C before taxes		(16.59%)	(5.70%)	(1.33%)		Dec 21, 2005
Class C MSCI ACW Index��� Ex-U.S.	[1]	(13.71%)	(2.92%)	1.48%	[2]
Class I before taxes		(14.94%)	(4.76%)	(0.36%)		Dec 21, 2005
Class I MSCI ACW Index��� Ex-U.S.	[1]	(13.71%)	(2.92%)	1.48%	[2]
Class O before taxes		(15.10%)		(8.69%)		Jun 4, 2008
Class O MSCI ACW Index��� Ex-U.S.	[1]	(13.71%)		(7.54%)	[2]
Class R before taxes		(15.33%)	(5.18%)	(4.85%)		Dec 12, 2006
Class R MSCI ACW Index��� Ex-U.S.	[1]	(13.71%)	(2.92%)	(2.29%)	[2]
Class W before taxes		(14.87%)		(6.29%)		Feb 12, 2008
Class W MSCI ACW Index��� Ex-U.S.	[1]	(13.71%)		(4.99%)	[2]
[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2011
Registrant Name	dei_EntityRegistrantName	ING MUTUAL FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000895430
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb 29, 2012
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
ING Emerging Countries Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Emerging Countries Fund

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE FUND

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in ING Funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of the Prospectus (page 112) or the Statement of Additional Information (page 211).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees Fees paid directly from your investment
Shareholder Fees:	rr_ShareholderFeesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Operating Expenses:	rr_OperatingExpensesAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund’s performance.

During the most recent fiscal year, the Fund’s portfolio turnover rate was 91% of the average value of its portfolio.

At the close of business on February 24, 2012, ING Investment Management Advisors B.V. was terminated as sub-adviser to the Fund. On March 12, 1012, Delaware Management Company and J.P. Morgan Investment Management Inc. will begin managing the Fund, as described below. During the period from the close of business on February 24, 2012 through March 11, 2012, the Fund is in a transition period which will result in significant buy and sell transactions. These transactions could result in the realization of taxable gains or losses for the Fund resulting in taxable distributions to the Fund’s shareholders. In addition, these transactions will result in transaction costs which will be borne by the shareholders.

During the transition period, the Fund may not be pursuing its investment objective and principal investment strategies, and limitations on permissible investments and investment restrictions will not apply.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	91.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in ING Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses may be higher than the Fund’s ratio of expenses to average net assets shown in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading

Expense Examples $

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assume that your investment had a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of issuers in emerging markets. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

Developing or emerging countries include most countries in the world except Australia, Canada, Japan, New Zealand, Hong Kong, Singapore, the United Kingdom, the United States, and most of the countries of Western Europe. An emerging market company is one that is organized under the laws of, or has a principal place of business in, an emerging market; where the principal securities market is in an emerging market; that derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in an emerging market; or at least 50% of the assets of which are located in an emerging market. The Fund may invest in companies of any market capitalization.

Equity securities may include common stock, preferred stock, convertible securities, depositary receipts, participatory notes, trust or partnership interests, warrants and rights to buy common stock, and privately placed securities. The Fund may also invest in real estate investment trusts and non-investment-grade bonds (high-yield or “junk bonds”).

The Fund may invest in derivatives, including but not limited to, futures, options, swaps, and forwards as a substitute for securities in which the Fund can invest; to hedge various investments; to seek to reduce currency deviations, where practicable, for the purpose of risk management; to seek to increase the Fund’s gains; and for the efficient management of cash flows.

The Fund may invest in securities denominated in U.S. dollars, major reserve currencies, and currencies of other countries in which it can invest. The Fund typically maintains full currency exposure to those markets in which it invests. However, the Fund may, from time to time, hedge a portion of its foreign currency exposure into the U.S. dollar.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

Delaware Management Company (“Delaware Management”) and J.P. Morgan Investment Management Inc. (“JPMorgan”) (each a “Sub-Adviser” and collectively “Sub-Advisers”) provide the day-to-day management of the Fund. The Sub-Advisers act independently of each other and use their own methodology for selecting investments. ING Investments, LLC, the Fund’s investment adviser, will determine the amount of Fund assets allocated to each Sub-Adviser.

Each Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 30% of its assets.

Delaware Management Company

Delaware Management selects growth-oriented and value-oriented investments on the basis of the investment’s discount to its intrinsic value. When selecting growth-oriented securities, Delaware Management typically seeks high growth caused by secular economic factors. These factors may include demographics, economic deregulation, and technological developments. When selecting value-oriented securities, Delaware Management typically seeks lower valuations caused by cyclical economic factors or temporary changes in business operations. Strong management and sustainable business franchise are key considerations in selecting both growth-oriented and value-oriented securities.

In order to compare the value of different stocks, Delaware Management considers whether the future income stream on a stock is expected to increase faster than, slower than, or in line with the level of inflation. Delaware Management then estimates what it thinks the value of the anticipated future income stream would be worth if such income stream were being paid today. Delaware Management believes this gives it an estimate of the stock’s intrinsic value.

Because the Fund invests primarily in emerging countries, there may be less information available for Delaware Management to use in making this analysis than is available for more developed countries. Currency analysis is an important part of the valuation exercise. Delaware Management attempts to determine whether a particular currency is overvalued or undervalued by comparing the amount of goods and services that a dollar will buy in the United States to the amount of foreign currency required to buy the same amount of goods and services in another country. When the dollar buys less, the foreign currency may be overvalued, and when the dollar buys more, the foreign currency may be undervalued. Relative per capita income levels are also a key factor in this analysis.

J.P. Morgan Investment Management Inc.

JPMorgan emphasizes securities that it believes are ranked as undervalued, while underweighting or avoiding securities that appear overvalued.

JPMorgan believes that emerging markets are generally inefficient as demonstrated by the high and variable volatility of many emerging markets and individual companies in these markets.

Corporate disclosure and transparency can vary widely thereby exacerbating the inefficiency of these markets and offering opportunities to experienced, well-informed active investors.

In managing its portion of the Fund, JPMorgan adheres to a disciplined process for stock selection and portfolio construction. A proprietary multi-factor model is used to quantitatively rank securities in the Fund’s investment universe which JPMorgan uses to select securities. Securities held in the Fund that JPMorgan believes have become overvalued and/or whose factor signals have deteriorated materially may be sold and are generally replaced with more attractive securities on the basis of JPMorgan’s disciplined investment process.

The portfolio construction process controls the sector and industry weights, number of stocks held, and position size. Risk or factor exposures are actively managed through portfolio construction. JPMorgan utilizes currency specialists in determining the extent and nature of the Fund’s exposure to various foreign currencies.

Pending Merger - On January 12, 2012, the Board of Trustees approved a proposal to reorganize the Fund into ING Emerging Markets Equity Fund. If shareholder approval is obtained, it is expected that the reorganization will take place on or about July 21, 2012. The Fund will engage in transition management techniques from the close of business on February 24, 2012 through March 11, 2012. During this time, the Fund may not pursue its investment objective and investment strategies and limitations on permissible investments and investment restrictions will not apply. Shareholders will be notified if the reorganization is not approved. After the reorganization you will hold shares of ING Emerging Markets Equity Fund. For more information regarding ING Emerging Markets Equity Fund, please contact a Shareholder Services representative at (800) 992-0180.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency To the extent that the Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Investment Model The manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Fund invests. Rather, the market could favor securities to which the Fund is not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund’s performance from year to year, and the table compares the Fund’s performance to the performance of a broad-based securities market index/indices for the same period. The Fund’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund’s Class A shares. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Other class shares’ performance would be higher or lower than Class A shares’ performance because of the higher or lower expenses paid by Class A shares. The Fund’s past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/literature or call 1-800-992-0180.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Fund’s performance from year to year, and the table compares the Fund’s performance to the performance of a broad-based securities market index/indices for the same period.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-992-0180
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.INGFunds.com/literature
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class A (as of December 31 of each year)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows the performance of the Fund’s Class A shares. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd 2009, 31.78% and Worst quarter: 3rd 2008, (32.03)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.
ING Emerging Countries Fund | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.94%	[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[3]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.84%
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	751
3 Yrs	rr_ExpenseExampleYear03	1,140
5 Yrs	rr_ExpenseExampleYear05	1,553
10 Yrs	rr_ExpenseExampleYear10	2,701
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Yr	rr_ExpenseExampleNoRedemptionYear01	751
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	1,140
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,553
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	2,701
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(9.11%)
2003	rr_AnnualReturn2003	47.28%
2004	rr_AnnualReturn2004	20.08%
2005	rr_AnnualReturn2005	17.93%
2006	rr_AnnualReturn2006	27.47%
2007	rr_AnnualReturn2007	17.01%
2008	rr_AnnualReturn2008	(56.81%)
2009	rr_AnnualReturn2009	69.67%
2010	rr_AnnualReturn2010	15.45%
2011	rr_AnnualReturn2011	(24.89%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.03%)
ING Emerging Countries Fund | Class B
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.59%	[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	2.59%
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	762
3 Yrs	rr_ExpenseExampleYear03	1,105
5 Yrs	rr_ExpenseExampleYear05	1,575
10 Yrs	rr_ExpenseExampleYear10	2,767
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Yr	rr_ExpenseExampleNoRedemptionYear01	262
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	805
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,375
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	2,767
ING Emerging Countries Fund | Class C
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.59%	[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	2.59%
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	362
3 Yrs	rr_ExpenseExampleYear03	805
5 Yrs	rr_ExpenseExampleYear05	1,375
10 Yrs	rr_ExpenseExampleYear10	2,925
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Yr	rr_ExpenseExampleNoRedemptionYear01	262
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	805
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,375
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	2,925
ING Emerging Countries Fund | Class I
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%	[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.43%
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	146
3 Yrs	rr_ExpenseExampleYear03	452
5 Yrs	rr_ExpenseExampleYear05	782
10 Yrs	rr_ExpenseExampleYear10	1,713
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Yr	rr_ExpenseExampleNoRedemptionYear01	146
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	452
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	782
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,713
ING Emerging Countries Fund | Class W
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%	[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.59%
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	162
3 Yrs	rr_ExpenseExampleYear03	502
5 Yrs	rr_ExpenseExampleYear05	866
10 Yrs	rr_ExpenseExampleYear10	1,889
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Yr	rr_ExpenseExampleNoRedemptionYear01	162
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	502
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	866
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,889
ING Emerging Countries Fund | before taxes | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(29.21%)
5 Yrs	rr_AverageAnnualReturnYear05	(6.86%)
10 Yrs	rr_AverageAnnualReturnYear10	5.41%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 28, 1994
ING Emerging Countries Fund | before taxes | Class B
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(29.15%)
5 Yrs	rr_AverageAnnualReturnYear05	(6.84%)
10 Yrs	rr_AverageAnnualReturnYear10	5.31%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 1995
ING Emerging Countries Fund | before taxes | Class C
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(26.20%)
5 Yrs	rr_AverageAnnualReturnYear05	(6.47%)
10 Yrs	rr_AverageAnnualReturnYear10	5.18%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 28, 1994
ING Emerging Countries Fund | before taxes | Class I
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(24.55%)
5 Yrs	rr_AverageAnnualReturnYear05	(5.36%)
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(0.22%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 21, 2005
ING Emerging Countries Fund | before taxes | Class W
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(24.71%)
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(9.41%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 12, 2008
ING Emerging Countries Fund | After tax on distributions | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(29.21%)
5 Yrs	rr_AverageAnnualReturnYear05	(6.91%)
10 Yrs	rr_AverageAnnualReturnYear10	5.37%
Since Inception	rr_AverageAnnualReturnSinceInception
ING Emerging Countries Fund | After tax on distributions with sale | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(29.09%)
5 Yrs	rr_AverageAnnualReturnYear05	(5.53%)
10 Yrs	rr_AverageAnnualReturnYear10	4.89%
Since Inception	rr_AverageAnnualReturnSinceInception
ING Emerging Countries Fund | MSCI Emerging Markets Index��� | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(18.42%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	2.40%	[4]
10 Yrs	rr_AverageAnnualReturnYear10	13.86%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception		[4]
ING Emerging Countries Fund | MSCI Emerging Markets Index��� | Class B
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(18.42%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	2.40%	[4]
10 Yrs	rr_AverageAnnualReturnYear10	13.86%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception		[4]
ING Emerging Countries Fund | MSCI Emerging Markets Index��� | Class C
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(18.42%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	2.40%	[4]
10 Yrs	rr_AverageAnnualReturnYear10	13.86%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception		[4]
ING Emerging Countries Fund | MSCI Emerging Markets Index��� | Class I
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(18.42%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	2.40%	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	6.85%	[4],[5]
ING Emerging Countries Fund | MSCI Emerging Markets Index��� | Class W
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(18.42%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	(2.02%)	[4],[5]
ING Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Emerging Markets Equity Fund

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE FUND

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in ING Funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of the Prospectus (page 112) or the Statement of Additional Information (page 211).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees Fees paid directly from your investment
Shareholder Fees:	rr_ShareholderFeesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Operating Expenses:	rr_OperatingExpensesAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund’s performance.

During the most recent fiscal year, the Fund’s portfolio turnover rate was 1% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in ING Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading

Expense Examples $

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assume that your investment had a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-year period.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of issuers in emerging markets. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

Developing or emerging countries include most countries in the world except Australia, Canada, Japan, New Zealand, Hong Kong, Singapore, the United Kingdom, the United States, and most of the countries of Western Europe. An emerging market company is one that is organized under the laws of, or has a principal place of business in, an emerging market; where the principal securities market is in an emerging market; that derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in an emerging market; or at least 50% of the assets of which are located in an emerging market. The Fund may invest in companies of any market capitalization.

Equity securities may include common stock, preferred stock, convertible securities, depositary receipts, participatory notes, trust or partnership interests, warrants and rights to buy common stock, and privately placed securities. The Fund may also invest in real estate investment trusts and non-investment-grade bonds (high-yield or “junk bonds”).

The Fund may invest in derivatives, including but not limited to, futures, options, swaps, and forwards as a substitute for securities in which the Fund can invest; to hedge various investments; to seek to reduce currency deviations, where practicable, for the purpose of risk management; to seek to increase the Fund’s gains; and for the efficient management of cash flows.

The Fund may invest in securities denominated in U.S. dollars, major reserve currencies, and currencies of other countries in which it can invest. The Fund typically maintains full currency exposure to those markets in which it invests. However, the Fund may, from time to time, hedge a portion of its foreign currency exposure into the U.S. dollar.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

Delaware Management Company (“Delaware Management”) and J.P. Morgan Investment Management Inc. (“JPMorgan”) (each a “Sub-Adviser” and collectively “Sub-Advisers”) provide the day-to-day management of the Fund. The Sub-Advisers act independently of each other and use their own methodology for selecting investments. ING Investments, LLC, the Fund’s investment adviser, will determine the amount of Fund assets allocated to each Sub-Adviser.

Each Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1 / 3 % of its assets.

Delaware Management Company

Delaware Management selects growth-oriented and value-oriented investments on the basis of the investment’s discount to its intrinsic value. When selecting growth-oriented securities, Delaware Management typically seeks high growth caused by secular economic factors. These factors may include demographics, economic deregulation, and technological developments. When selecting value-oriented securities, Delaware Management typically seeks lower valuations caused by cyclical economic factors or temporary changes in business operations. Strong management and sustainable business franchise are key considerations in selecting both growth-oriented and value-oriented securities.

In order to compare the value of different stocks, Delaware Management considers whether the future income stream on a stock is expected to increase faster than, slower than, or in line with the level of inflation. Delaware Management then estimates what it thinks the value of the anticipated future income stream would be worth if such income stream were being paid today. Delaware Management believes this gives it an estimate of the stock’s intrinsic value.

Because the Fund invests primarily in emerging countries, there may be less information available for Delaware Management to use in making this analysis than is available for more developed countries. Currency analysis is an important part of the valuation exercise. Delaware Management attempts to determine whether a particular currency is overvalued or undervalued by comparing the amount of goods and services that a dollar will buy in the United States to the amount of foreign currency required to buy the same amount of goods and services in another country. When the dollar buys less, the foreign currency may be overvalued, and when the dollar buys more, the foreign currency may be undervalued. Relative per capita income levels are also a key factor in this analysis.

J.P. Morgan Investment Management Inc.

JPMorgan emphasizes securities that it believes are ranked as undervalued, while underweighting or avoiding securities that appear overvalued.

JPMorgan believes that emerging markets are generally inefficient as demonstrated by the high and variable volatility of many emerging markets and individual companies in these markets. Corporate disclosure and transparency can vary widely thereby exacerbating the inefficiency of these markets and offering opportunities to experienced, well-informed active investors.

In managing its portion of the Fund, JPMorgan adheres to a disciplined process for stock selection and portfolio construction. A proprietary multi-factor model is used to quantitatively rank securities in the Fund’s investment universe which JPMorgan uses to select securities. Securities held in the Fund that JPMorgan believes have become overvalued and/or whose factor signals have deteriorated materially may be sold and are generally replaced with more attractive securities on the basis of JPMorgan’s disciplined investment process.

The portfolio construction process controls the sector and industry weights, number of stocks held, and position size. Risk or factor exposures are actively managed through portfolio construction. JPMorgan utilizes currency specialists in determining the extent and nature of the Fund’s exposure to various foreign currencies.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency To the extent that the Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Investment Model The manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Fund invests. Rather, the market could favor securities to which the Fund is not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.
ING Emerging Markets Equity Fund | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.77%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[6]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.60%
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	728
3 Yrs	rr_ExpenseExampleYear03	1,071
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Yr	rr_ExpenseExampleNoRedemptionYear01	728
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	1,071
ING Emerging Markets Equity Fund | Class B
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%	[7]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[7]
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%	[7]
Other Expenses	rr_OtherExpensesOverAssets	0.42%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.52%	[7]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[6],[7]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	2.35%	[7]
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	738
3 Yrs	rr_ExpenseExampleYear03	1,054
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Yr	rr_ExpenseExampleNoRedemptionYear01	238
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	754
ING Emerging Markets Equity Fund | Class C
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.52%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[6]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	2.35%
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	338
3 Yrs	rr_ExpenseExampleYear03	754
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Yr	rr_ExpenseExampleNoRedemptionYear01	238
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	754
ING Emerging Markets Equity Fund | Class I
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[6]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.25%
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	127
3 Yrs	rr_ExpenseExampleYear03	439
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Yr	rr_ExpenseExampleNoRedemptionYear01	127
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	439
ING Emerging Markets Equity Fund | Class R
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.02%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[6]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.85%
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	188
3 Yrs	rr_ExpenseExampleYear03	603
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Yr	rr_ExpenseExampleNoRedemptionYear01	188
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	603
ING Emerging Markets Equity Fund | Class W
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[6]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.35%
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	137
3 Yrs	rr_ExpenseExampleYear03	449
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Yr	rr_ExpenseExampleNoRedemptionYear01	137
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	449
ING Global Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Global Bond Fund

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize total return through a combination of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE FUND

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in ING Funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of the Prospectus (page 112) or the Statement of Additional Information (page 211).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees Fees paid directly from your investment
Shareholder Fees:	rr_ShareholderFeesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Operating Expenses:	rr_OperatingExpensesAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund’s performance.

During the most recent fiscal year, the Fund’s portfolio turnover rate was 440% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	440.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in ING Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading

Expense Examples $

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assume that your investment had a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in bonds of issuers in a number of different countries, which may include the United States. The Fund will provide shareholders with at least 60 days’ prior written notice of any change in this investment policy.

The Fund may invest in securities of issuers located in developed and emerging market countries. Securities may be denominated in foreign currencies or in the U.S. dollar. The Fund may hedge its exposure to securities denominated in foreign currencies. The Fund may also borrow money from banks and invest the proceeds of such loans in portfolio securities to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”). This investment technique is known as “leveraging.”

The Fund invests primarily in investment-grade securities which include, but are not limited to, corporate and government bonds which, at the time of investment, are rated investment-grade (at least BBB- by Standard & Poor’s Ratings Services or Baa3 by Moody’s Investors Service, Inc.) or have an equivalent rating by a nationally recognized statistical rating organization, or are of comparable quality if unrated. The Fund may also invest in preferred stocks, money market instruments, municipal bonds, commercial and residential mortgage-related securities, asset-backed securities, other securitized and structured debt products, private placements, sovereign debt, and other investment companies.

The Fund may also invest up to 5% of its assets in a combination of floating rate secured loans (“Senior Loans”) and shares of ING Prime Rate Trust, a closed-end investment company that invests in Senior Loans. Although the Fund may invest a portion of its assets in high-yield debt securities rated below investment-grade, the Fund will seek to maintain a minimum weighted average portfolio quality rating of at least investment-grade. The dollar-weighted average portfolio duration of the Fund will generally range between two and nine years. Duration is the most commonly used measure of risk in fixed-income investment as it incorporates multiple features of the fixed-income instrument ( e.g ., yield, coupon, maturity, etc.) into one number. Duration is a measure of sensitivity of the price of a fixed-income instrument to a change in interest rates. Duration is a weighted average of the times that interest payments and the final return of principal are received. The weights are the amounts of the payments discounted by the yield-to-maturity of the fixed-income instrument. Duration is expressed as a number of years. The bigger the duration number, the greater the interest-rate risk or reward for the fixed-income instrument prices. For example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. Conversely, the price of a bond fund with an average duration of five years would be expected to rise approximately 5% if interest rates drop by one percentage point.

The Fund may use derivatives, including futures, swaps (including interest rate swaps, total return swaps, and credit default swaps), and options, among others, to seek to enhance return, to hedge some of the risks of its investments in fixed-income securities, or as a substitute for a position in an underlying asset. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls and reverse repurchase agreements).

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the 1940 Act.

The investment process focuses on allocating assets among various sectors of the global bond markets and buying bonds at a discount to their intrinsic value. The sub-adviser (“Sub-Adviser”) utilizes proprietary quantitative techniques to identify bonds or sectors that are cheap relative to other bonds or sectors based on their historical price relationships. Teams of asset specialists use this relative value analysis to guide them in the security selection process.

The Fund is non-diversified, which means it may invest a significant portion of its assets in a single issuer.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 331 /3 % of its assets.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Asset-Backed (including Mortgage-Related) Securities Defaults on or the low credit quality or liquidity of the underlying assets of the asset-backed (including mortgage-related) securities held by the Fund may impair the value of the securities. There may be limitations on the enforceability of any security interest granted with respect to those underlying assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed-income securities.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether. Lower quality securities (including securities that have fallen below investment-grade and are classified as “junk bonds”) have greater credit risk and liquidity risk than higher quality (investment-grade) securities, and their issuers’ long-term ability to make payments is considered speculative. Prices of lower quality bonds or other debt securities are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity and price volatility risk.

Currency To the extent that the Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest in Loans The value and the income streams of interests in loans (including participation interests in lease financings and assignments in secured variable or floating rate loans) will decline if borrowers delay payments or fail to pay altogether. A large rise in interest rates could increase this risk. Although loans are generally fully collateralized when purchased, the collateral may become illiquid or decline in value. Many loans themselves carry liquidity and valuation risks.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Investment Model The manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Issuer Non-Diversification The Fund is classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Leverage Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies, include, but are not limited to: borrowing, dollar rolls, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk. The use of leverage may increase the Fund’s expenses and increase the impact of the Fund’s other risks.

Liquidity If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Municipal Obligations The municipal market in which the Fund invests is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Prepayment and Extension Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by the Fund later than expected, which may decrease the value of the obligation and prevent the Fund from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification The Fund is classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund’s performance from year to year, and the table compares the Fund’s performance to the performance of a broad-based securities market index/indices for the same period. The Fund’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund’s Class A shares. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Other class shares’ performance would be higher or lower than Class A shares’ performance because of the higher or lower expenses paid by Class A shares. The Fund’s past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/literature or call 1-800-992-0180.

Because Class R shares of the Fund did not have a full calendar year of operations as of December 31, 2011, no performance information for Class R shares is provided below.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Fund’s performance from year to year, and the table compares the Fund’s performance to the performance of a broad-based securities market index/indices for the same period.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because Class R shares of the Fund did not have a full calendar year of operations as of December 31, 2011, no performance information for Class R shares is provided below.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-992-0180
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.INGFunds.com/literature
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class A (as of December 31 of each year)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows the performance of the Fund’s Class A shares. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 4th 2008, 9.16% and Worst quarter: 2nd 2008, (3.51)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.
ING Global Bond Fund | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[8]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.90%
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	340
3 Yrs	rr_ExpenseExampleYear03	542
5 Yrs	rr_ExpenseExampleYear05	762
10 Yrs	rr_ExpenseExampleYear10	1,393
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Yr	rr_ExpenseExampleNoRedemptionYear01	340
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	542
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	762
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,393
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006
2007	rr_AnnualReturn2007	11.42%
2008	rr_AnnualReturn2008	11.24%
2009	rr_AnnualReturn2009	12.25%
2010	rr_AnnualReturn2010	4.31%
2011	rr_AnnualReturn2011	3.39%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.51%)
ING Global Bond Fund | Class B
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[8]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.65%
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	668
3 Yrs	rr_ExpenseExampleYear03	833
5 Yrs	rr_ExpenseExampleYear05	1,123
10 Yrs	rr_ExpenseExampleYear10	1,815
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Yr	rr_ExpenseExampleNoRedemptionYear01	168
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	533
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	923
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,815
ING Global Bond Fund | Class C
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[8]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.65%
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	268
3 Yrs	rr_ExpenseExampleYear03	533
5 Yrs	rr_ExpenseExampleYear05	923
10 Yrs	rr_ExpenseExampleYear10	2,014
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Yr	rr_ExpenseExampleNoRedemptionYear01	168
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	533
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	923
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	2,014
ING Global Bond Fund | Class I
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[8]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.61%
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	62
3 Yrs	rr_ExpenseExampleYear03	198
5 Yrs	rr_ExpenseExampleYear05	345
10 Yrs	rr_ExpenseExampleYear10	773
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Yr	rr_ExpenseExampleNoRedemptionYear01	62
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	198
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	345
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	773
ING Global Bond Fund | Class O
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[8]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.90%
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	92
3 Yrs	rr_ExpenseExampleYear03	300
5 Yrs	rr_ExpenseExampleYear05	525
10 Yrs	rr_ExpenseExampleYear10	1,173
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Yr	rr_ExpenseExampleNoRedemptionYear01	92
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	300
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	525
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,173
ING Global Bond Fund | Class R
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[8]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.15%
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	117
3 Yrs	rr_ExpenseExampleYear03	378
5 Yrs	rr_ExpenseExampleYear05	659
10 Yrs	rr_ExpenseExampleYear10	1,461
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Yr	rr_ExpenseExampleNoRedemptionYear01	117
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	378
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	659
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,461
ING Global Bond Fund | Class W
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[8]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.65%
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	66
3 Yrs	rr_ExpenseExampleYear03	221
5 Yrs	rr_ExpenseExampleYear05	389
10 Yrs	rr_ExpenseExampleYear10	877
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Yr	rr_ExpenseExampleNoRedemptionYear01	66
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	221
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	389
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	877
ING Global Bond Fund | before taxes | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	0.82%	[9]
5 Yrs	rr_AverageAnnualReturnYear05	7.90%	[9]
Since Inception	rr_AverageAnnualReturnSinceInception	7.49%	[9]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2006	[9]
ING Global Bond Fund | before taxes | Class B
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(2.25%)
5 Yrs	rr_AverageAnnualReturnYear05	7.33%
Since Inception	rr_AverageAnnualReturnSinceInception	7.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2006
ING Global Bond Fund | before taxes | Class C
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	1.59%
5 Yrs	rr_AverageAnnualReturnYear05	7.63%
Since Inception	rr_AverageAnnualReturnSinceInception	7.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2006
ING Global Bond Fund | before taxes | Class I
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	3.65%
5 Yrs	rr_AverageAnnualReturnYear05	8.87%
Since Inception	rr_AverageAnnualReturnSinceInception	8.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2006
ING Global Bond Fund | before taxes | Class O
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	3.36%
5 Yrs	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	7.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 4, 2008
ING Global Bond Fund | before taxes | Class W
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	3.62%
5 Yrs	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	7.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2009
ING Global Bond Fund | After tax on distributions | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(1.48%)	[9]
5 Yrs	rr_AverageAnnualReturnYear05	5.76%	[9]
Since Inception	rr_AverageAnnualReturnSinceInception	5.81%	[9]
ING Global Bond Fund | After tax on distributions with sale | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	0.74%	[9]
5 Yrs	rr_AverageAnnualReturnYear05	5.55%	[9]
Since Inception	rr_AverageAnnualReturnSinceInception	5.59%	[9]
ING Global Bond Fund | BCGA Index | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	5.64%	[10]
5 Yrs	rr_AverageAnnualReturnYear05	6.46%	[10]
Since Inception	rr_AverageAnnualReturnSinceInception	6.67%	[10],[5]
ING Global Bond Fund | BCGA Index | Class B
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	5.64%	[10]
5 Yrs	rr_AverageAnnualReturnYear05	6.46%	[10]
Since Inception	rr_AverageAnnualReturnSinceInception	6.67%	[10],[5]
ING Global Bond Fund | BCGA Index | Class C
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	5.64%	[10]
5 Yrs	rr_AverageAnnualReturnYear05	6.46%	[10]
Since Inception	rr_AverageAnnualReturnSinceInception	6.67%	[10],[5]
ING Global Bond Fund | BCGA Index | Class I
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	5.64%	[10]
5 Yrs	rr_AverageAnnualReturnYear05	6.46%	[10]
Since Inception	rr_AverageAnnualReturnSinceInception	6.67%	[10],[5]
ING Global Bond Fund | BCGA Index | Class O
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	5.64%	[10]
5 Yrs	rr_AverageAnnualReturnYear05		[10]
Since Inception	rr_AverageAnnualReturnSinceInception	5.41%	[10],[5]
ING Global Bond Fund | BCGA Index | Class W
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	5.64%	[10]
5 Yrs	rr_AverageAnnualReturnYear05		[10]
Since Inception	rr_AverageAnnualReturnSinceInception	6.59%	[10],[5]
ING Global Equity Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Global Equity Dividend Fund

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks growth of capital with dividend income as a secondary consideration.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE FUND

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in ING Funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of the Prospectus (page 112) or the Statement of Additional Information (page 211).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees Fees paid directly from your investment
Shareholder Fees:	rr_ShareholderFeesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Operating Expenses:	rr_OperatingExpensesAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund’s performance.

During the most recent fiscal year, the Fund’s portfolio turnover rate was 83% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	83.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in ING Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading

Expense Examples $

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assume that your investment had a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in a portfolio of equity securities of dividend-paying companies. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. At least 65% of the assets of the Fund will be invested in equity securities of issuers in a number of different countries, one of which may be the United States, with at least 75% of its assets invested in common and preferred stocks, warrants, and convertible securities. The Fund may invest in companies located in countries with emerging securities markets. The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The sub-adviser (“Sub-Adviser”) seeks to construct a portfolio of securities with a dividend yield that exceeds the dividend yield of the companies included in the MSCI World IndexSM .

The Sub-Adviser uses a quantitative screening process to assist in the selection of companies according to the following criteria: an above average dividend yield and the stability and growth of the dividend yield; market capitalization that is usually above $1 billion (although the Fund may also invest in companies with market capitalization ranges of any size); growth of the dividend over several years; and annual earnings growth over several years. The analysis of fundamental factors (including earnings, capital structure, dividend coverage and credit ratings) seeks to limit the risk of investing in or holding unprofitable companies. The expected liquidity of a stock must be sufficient to buy or sell a position without significant impact on the share price. The Sub-Adviser may from time-to-time select securities that do not meet all of these criteria.

In addition, the Sub-Adviser combines fundamental analysis of each company with an allocation among industry sectors that is based upon quantitative screening.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its assets.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Currency To the extent that the Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Dividend Companies that issue dividend yielding equity securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

Investment Model The manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund’s performance from year to year, and the table compares the Fund’s performance to the performance of a broad-based securities market index/indices for the same period. The Fund’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund’s Class A shares. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Other class shares’ performance would be higher or lower than Class A shares’ performance because of the higher or lower expenses paid by Class A shares. The Fund’s past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/literature or call 1-800-992-0180.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Fund’s performance from year to year, and the table compares the Fund’s performance to the performance of a broad-based securities market index/indices for the same period.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-992-0180
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.INGFunds.com/literature
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class A (as of December 31 of each year)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows the performance of the Fund’s Class A shares. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd 2009, 19.88% and Worst quarter: 4th 2008, (22.52)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.
ING Global Equity Dividend Fund | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[11]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.40%
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	709
3 Yrs	rr_ExpenseExampleYear03	997
5 Yrs	rr_ExpenseExampleYear05	1,305
10 Yrs	rr_ExpenseExampleYear10	2,177
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Yr	rr_ExpenseExampleNoRedemptionYear01	709
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	997
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,305
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	2,177
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004	23.38%
2005	rr_AnnualReturn2005	7.01%
2006	rr_AnnualReturn2006	26.09%
2007	rr_AnnualReturn2007	2.25%
2008	rr_AnnualReturn2008	(39.49%)
2009	rr_AnnualReturn2009	22.88%
2010	rr_AnnualReturn2010	8.52%
2011	rr_AnnualReturn2011	(3.56%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.52%)
ING Global Equity Dividend Fund | Class B
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.17%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[11]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	2.15%
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	718
3 Yrs	rr_ExpenseExampleYear03	977
5 Yrs	rr_ExpenseExampleYear05	1,363
10 Yrs	rr_ExpenseExampleYear10	2,311
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Yr	rr_ExpenseExampleNoRedemptionYear01	218
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	677
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,163
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	2,311
ING Global Equity Dividend Fund | Class C
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.17%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[11]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	2.15%
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	318
3 Yrs	rr_ExpenseExampleYear03	677
5 Yrs	rr_ExpenseExampleYear05	1,163
10 Yrs	rr_ExpenseExampleYear10	2,502
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Yr	rr_ExpenseExampleNoRedemptionYear01	218
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	677
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,163
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	2,502
ING Global Equity Dividend Fund | Class I
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[11]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.03%
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	105
3 Yrs	rr_ExpenseExampleYear03	328
5 Yrs	rr_ExpenseExampleYear05	569
10 Yrs	rr_ExpenseExampleYear10	1,259
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Yr	rr_ExpenseExampleNoRedemptionYear01	105
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	328
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	569
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,259
ING Global Equity Dividend Fund | Class O
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[11]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.40%
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	143
3 Yrs	rr_ExpenseExampleYear03	447
5 Yrs	rr_ExpenseExampleYear05	774
10 Yrs	rr_ExpenseExampleYear10	1,700
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Yr	rr_ExpenseExampleNoRedemptionYear01	143
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	447
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	774
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,700
ING Global Equity Dividend Fund | Class W
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[11]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.15%
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	117
3 Yrs	rr_ExpenseExampleYear03	370
5 Yrs	rr_ExpenseExampleYear05	642
10 Yrs	rr_ExpenseExampleYear10	1,419
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Yr	rr_ExpenseExampleNoRedemptionYear01	117
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	370
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	642
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,419
ING Global Equity Dividend Fund | before taxes | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(9.10%)
5 Yrs	rr_AverageAnnualReturnYear05	(5.59%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 17, 2003
ING Global Equity Dividend Fund | before taxes | Class B
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(9.02%)
5 Yrs	rr_AverageAnnualReturnYear05	(5.51%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 24, 2003
ING Global Equity Dividend Fund | before taxes | Class C
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(5.23%)
5 Yrs	rr_AverageAnnualReturnYear05	(5.17%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 29, 2003
ING Global Equity Dividend Fund | before taxes | Class I
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(3.23%)
5 Yrs	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	(5.17%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2007
ING Global Equity Dividend Fund | before taxes | Class O
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(3.66%)
5 Yrs	rr_AverageAnnualReturnYear05	(4.46%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.50%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 15, 2006
ING Global Equity Dividend Fund | before taxes | Class W
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(3.39%)
5 Yrs	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	(4.30%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 12, 2008
ING Global Equity Dividend Fund | After tax on distributions | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(9.27%)
5 Yrs	rr_AverageAnnualReturnYear05	(6.20%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.42%
ING Global Equity Dividend Fund | After tax on distributions with sale | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(5.26%)
5 Yrs	rr_AverageAnnualReturnYear05	(4.45%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.52%
ING Global Equity Dividend Fund | MSCI World Index��� | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(5.54%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(2.37%)	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	5.28%	[4],[5]
ING Global Equity Dividend Fund | MSCI World Index��� | Class B
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(5.54%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(2.37%)	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	4.59%	[4],[5]
ING Global Equity Dividend Fund | MSCI World Index��� | Class C
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(5.54%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(2.37%)	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	4.59%	[4],[5]
ING Global Equity Dividend Fund | MSCI World Index��� | Class I
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(5.54%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	(4.10%)	[4],[5]
ING Global Equity Dividend Fund | MSCI World Index��� | Class O
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(5.54%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(2.37%)	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	(1.94%)	[4],[5]
ING Global Equity Dividend Fund | MSCI World Index��� | Class W
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(5.54%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	(3.19%)	[4],[5]
ING Global Natural Resources Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Global Natural Resources Fund

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to attain long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE FUND

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in ING Funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of the Prospectus (page 112) or the Statement of Additional Information (page 211).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees Fees paid directly from your investment
Shareholder Fees:	rr_ShareholderFeesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Operating Expenses:	rr_OperatingExpensesAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund’s performance.

During the most recent fiscal year, the Fund’s portfolio turnover rate was 73% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	73.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in ING Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading

Expense Examples $

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assume that your investment had a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the equity securities of companies in the natural resources industries located in a number of different countries, one of which may be the United States. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.

A company is considered to be in a natural resources industry when it is significantly engaged, directly or indirectly, in natural resources, meaning that at least 50% of its assets, revenues, or operating profits are involved in or result from researching, exploring, developing, mining, refining, processing, fabricating, transporting, trading, distributing or owning natural resource assets. For these purposes, companies in the natural resources industries include those significantly engaged, directly or indirectly, in the following industries: integrated oil and gas; oil and gas exploration and production; oil and gas storage and transportation; oil and gas refining and marketing; coal and consumable fuels; energy equipment and services; metals and mining; precious metals; paper and forest products; containers and packaging; gas utilities; real estate investment trusts; industrial conglomerates; diversified consumer materials; electric utilities; and independent power producers and energy traders.

The Fund is permitted to invest up to a maximum of 50% of its assets in any single industry that is engaged in any of the types of natural resources industries set out above. The investment strategy is based on the belief that investment in securities of companies in natural resources industries can protect against eroding monetary values or a rise in activity which consumes one or more types of commodities.

The Fund also may invest in securities issued by companies that are not in natural resources industries, investment-grade corporate debt, and repurchase agreements.

The Fund is permitted to invest directly in commodities including gold bullion and coins. The Fund may invest without limit in securities of foreign issuers, including emerging markets. Equity securities in which the Fund invests may be listed on the U.S. or foreign securities exchanges or traded over-the-counter and include: common stock; direct equity interests in trusts (including Canadian Royalty Trusts); preferred stock; partnerships, including master limited partnerships; restricted securities; and depositary receipts. The Fund normally invests in companies with a large capitalization, but may also invest in mid- and small-sized companies.

The Fund may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Fund is permitted to invest in derivative instruments, including futures and structured notes, whose value is linked to the price of a commodity or commodity index. The Fund typically uses derivatives for the purpose of cash equitization. The Fund generally keeps a small cash balance on hand to manage potential outflows. In order to maintain equity market exposure on that cash balance, the Fund typically invests in derivatives designed to track broad equity market indices.

The Fund is non-diversified, which means it may invest a significant portion of its assets in a single issuer.

The sub-adviser (“Sub-Adviser”) may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its assets.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the equity securities of companies in the natural resources industries located in a number of different countries, one of which may be the United States. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.
Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Commodities The operations and financial performance of companies in natural resources industries may be directly affected by commodity prices. This risk is exacerbated for those natural resources companies that own the underlying commodity.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Concentration As a result of the Fund “concentrating,” as that term is defined in the 1940 Act, its assets in the securities of a particular industry or group of industries or single country or region, the Fund may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities in which the Fund concentrates fall out of favor, the Fund could underperform funds that have greater diversification.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency To the extent that the Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Issuer Non-Diversification The Fund is classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Liquidity If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Over-the-Counter Investments Investments purchased over-the-counter (“OTC”), including securities and derivatives, can involve greater risks than securities traded on recognized stock exchanges. OTC securities are generally securities of smaller or newer companies that may have limited product lines and markets compared to larger companies. They also can have less management depth, more reliance on key personnel, and less access to capital and credit. OTC securities tend to trade less frequently and in lower volume, and as a result have greater liquidity risk. Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions. Additionally, OTC investments are generally purchased either directly from a dealer or in negotiated transactions with the issuer and as such may expose the Fund to counterparty risk.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification The Fund is classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund’s performance from year to year, and the table compares the Fund’s performance to the performance of a broad-based securities market index/indices for the same period. The Fund’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund’s Class A shares. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Other class shares’ performance would be higher or lower than Class A shares’ performance because of the higher or lower expenses paid by Class A shares. The Fund’s past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/literature or call 1-800-992-0180.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Fund’s performance from year to year, and the table compares the Fund’s performance to the performance of a broad-based securities market index/indices for the same period.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-992-0180
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.INGFunds.com/literature
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class A (as of December 31 of each year)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows the performance of the Fund’s Class A shares. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 1st 2002, 34.59% and Worst quarter: 3rd 2008, (30.45)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	For the most recent performance figures, go to www.INGFunds.com/literature or call 1-800-992-0180.
ING Global Natural Resources Fund | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[12]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.46%
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	715
3 Yrs	rr_ExpenseExampleYear03	1,010
5 Yrs	rr_ExpenseExampleYear05	1,327
10 Yrs	rr_ExpenseExampleYear10	2,221
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Yr	rr_ExpenseExampleNoRedemptionYear01	715
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	1,010
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,327
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	2,221
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	66.67%
2003	rr_AnnualReturn2003	46.42%
2004	rr_AnnualReturn2004	(10.25%)
2005	rr_AnnualReturn2005	32.08%
2006	rr_AnnualReturn2006	24.64%
2007	rr_AnnualReturn2007	32.95%
2008	rr_AnnualReturn2008	(41.59%)
2009	rr_AnnualReturn2009	36.88%
2010	rr_AnnualReturn2010	21.05%
2011	rr_AnnualReturn2011	(9.73%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2002
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.45%)
ING Global Natural Resources Fund | Class I
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[12]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.13%
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	115
3 Yrs	rr_ExpenseExampleYear03	359
5 Yrs	rr_ExpenseExampleYear05	622
10 Yrs	rr_ExpenseExampleYear10	1,375
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Yr	rr_ExpenseExampleNoRedemptionYear01	115
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	359
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	622
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,375
ING Global Natural Resources Fund | Class W
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[12]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.21%
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	123
3 Yrs	rr_ExpenseExampleYear03	384
5 Yrs	rr_ExpenseExampleYear05	665
10 Yrs	rr_ExpenseExampleYear10	1,466
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Yr	rr_ExpenseExampleNoRedemptionYear01	123
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	384
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	665
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,466
ING Global Natural Resources Fund | before taxes | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(14.93%)
5 Yrs	rr_AverageAnnualReturnYear05	1.83%
10 Yrs	rr_AverageAnnualReturnYear10	14.72%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 3, 1975
ING Global Natural Resources Fund | before taxes | Class I
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(9.49%)
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	0.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2007
ING Global Natural Resources Fund | before taxes | Class W
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(9.50%)
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(0.98%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 12, 2008
ING Global Natural Resources Fund | After tax on distributions | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(14.95%)
5 Yrs	rr_AverageAnnualReturnYear05	0.46%
10 Yrs	rr_AverageAnnualReturnYear10	13.71%
Since Inception	rr_AverageAnnualReturnSinceInception
ING Global Natural Resources Fund | After tax on distributions with sale | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(9.68%)
5 Yrs	rr_AverageAnnualReturnYear05	1.00%
10 Yrs	rr_AverageAnnualReturnYear10	12.90%
Since Inception	rr_AverageAnnualReturnSinceInception
ING Global Natural Resources Fund | S&P North American Natural Resources Sector Index | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(7.35%)	[10]
5 Yrs	rr_AverageAnnualReturnYear05	4.04%	[10]
10 Yrs	rr_AverageAnnualReturnYear10	10.99%	[10]
Since Inception	rr_AverageAnnualReturnSinceInception		[10]
ING Global Natural Resources Fund | S&P North American Natural Resources Sector Index | Class I
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(7.35%)	[10]
5 Yrs	rr_AverageAnnualReturnYear05		[10]
10 Yrs	rr_AverageAnnualReturnYear10		[10]
Since Inception	rr_AverageAnnualReturnSinceInception	0.45%	[10],[5]
ING Global Natural Resources Fund | S&P North American Natural Resources Sector Index | Class W
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(7.35%)	[10]
5 Yrs	rr_AverageAnnualReturnYear05		[10]
10 Yrs	rr_AverageAnnualReturnYear10		[10]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.03%)	[10],[5]
ING Global Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Global Opportunities Fund

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE FUND

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in ING Funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of the Prospectus (page 112) or the Statement of Additional Information (page 211).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees Fees paid directly from your investment
Shareholder Fees:	rr_ShareholderFeesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Operating Expenses:	rr_OperatingExpensesAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund’s performance.

During the most recent fiscal year, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	67.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in ING Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses may be higher than the Fund’s ratio of expenses to average net assets shown in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading

Expense Examples $

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assume that your investment had a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests primarily in equity securities of companies in the United States and foreign countries. The Fund will normally invest in equity securities of companies located in a number of different countries, one of which may be the United States. The Fund can invest, without limit, in countries with developing or emerging markets. The Fund does not limit its investments to companies in any particular market capitalization range.

The equity securities in which the Fund may invest include common and preferred stocks, depositary receipts, convertible securities, rights, and warrants.

The Fund may also invest in debt securities of U.S. or foreign issuers, including up to 10% of its assets in high risk and high-yield, non-investment-grade instruments commonly known as “junk bonds.” The Fund may use derivatives including, but not limited to, futures, options, swaps, and forward contracts for hedging and non-hedging purposes. The Fund may use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy to reduce risk, such as interest rate risk, currency risk, and price risk. The Fund may also invest in Rule 144A Securities.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The sub-adviser (“Sub-Adviser”) uses a fundamental bottom-up stock selection process within a proprietary top-down investment theme framework to select those stocks that the Sub-Adviser expects to offer attractive return prospects. The investment process aims to identify a sufficient number of attractive global investment themes and to diversify investments across these themes to support a balanced risk/return profile of the overall portfolio. These global investment themes describe the different drivers that are behind the earnings growth potential of individual stocks and reflect longer term developments in the real economy.

The Sub-Adviser considers companies with above-average earnings potential, companies that are dominant within their industry, companies within industries that are undergoing dramatic change and companies that are market leaders in developing industries. Other considerations include expected levels of inflation, government policies or actions, currency relationships and prospects for economic growth in a country or region.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its assets.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether. Lower quality securities (including securities that have fallen below investment-grade and are classified as “junk bonds”) have greater credit risk and liquidity risk than higher quality (investment-grade) securities, and their issuers’ long-term ability to make payments is considered speculative. Prices of lower quality bonds or other debt securities are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity and price volatility risk.

Currency To the extent that the Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Fund invests. Rather, the market could favor securities to which the Fund is not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund’s performance from year to year, and the table compares the Fund’s performance to the performance of a broad-based securities market index/indices for the same period. The Fund’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund’s Class A shares. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Other class shares’ performance would be higher or lower than Class A shares’ performance because of the higher or lower expenses paid by Class A shares. The Fund’s past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/literature or call 1-800-992-0180.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Fund’s performance from year to year, and the table compares the Fund’s performance to the performance of a broad-based securities market index/indices for the same period.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-992-0180
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.INGFunds.com/literature
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class A (as of December 31 of each year)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows the performance of the Fund’s Class A shares. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd 2009, 19.68% and Worst quarter: 3rd 2008, (21.51)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.
ING Global Opportunities Fund | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.73%	[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[13]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.52%
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	721
3 Yrs	rr_ExpenseExampleYear03	1,069
5 Yrs	rr_ExpenseExampleYear05	1,441
10 Yrs	rr_ExpenseExampleYear10	2,482
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Yr	rr_ExpenseExampleNoRedemptionYear01	721
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	1,069
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,441
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	2,482
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004	18.21%
2005	rr_AnnualReturn2005	15.04%
2006	rr_AnnualReturn2006	29.10%
2007	rr_AnnualReturn2007	16.16%
2008	rr_AnnualReturn2008	(44.20%)
2009	rr_AnnualReturn2009	20.49%
2010	rr_AnnualReturn2010	7.84%
2011	rr_AnnualReturn2011	(14.04%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.51%)
ING Global Opportunities Fund | Class B
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.48%	[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[13]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	2.27%
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	730
3 Yrs	rr_ExpenseExampleYear03	1,053
5 Yrs	rr_ExpenseExampleYear05	1,502
10 Yrs	rr_ExpenseExampleYear10	2,615
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Yr	rr_ExpenseExampleNoRedemptionYear01	230
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	753
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,302
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	2,615
ING Global Opportunities Fund | Class C
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.48%	[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[13]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	2.27%
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	330
3 Yrs	rr_ExpenseExampleYear03	753
5 Yrs	rr_ExpenseExampleYear05	1,302
10 Yrs	rr_ExpenseExampleYear10	2,800
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Yr	rr_ExpenseExampleNoRedemptionYear01	230
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	753
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,302
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	2,800
ING Global Opportunities Fund | Class I
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%	[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[13]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.07%
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	109
3 Yrs	rr_ExpenseExampleYear03	415
5 Yrs	rr_ExpenseExampleYear05	743
10 Yrs	rr_ExpenseExampleYear10	1,672
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Yr	rr_ExpenseExampleNoRedemptionYear01	109
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	415
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	743
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,672
ING Global Opportunities Fund | Class W
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.48%	[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[13]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.27%
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	129
3 Yrs	rr_ExpenseExampleYear03	447
5 Yrs	rr_ExpenseExampleYear05	788
10 Yrs	rr_ExpenseExampleYear10	1,750
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Yr	rr_ExpenseExampleNoRedemptionYear01	129
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	447
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	788
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,750
ING Global Opportunities Fund | before taxes | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(19.00%)
5 Yrs	rr_AverageAnnualReturnYear05	(7.35%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2003
ING Global Opportunities Fund | before taxes | Class B
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(18.94%)
5 Yrs	rr_AverageAnnualReturnYear05	(7.31%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 8, 2003
ING Global Opportunities Fund | before taxes | Class C
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(15.59%)
5 Yrs	rr_AverageAnnualReturnYear05	(6.96%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 7, 2003
ING Global Opportunities Fund | before taxes | Class I
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(13.65%)
5 Yrs	rr_AverageAnnualReturnYear05	(5.89%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 8, 2003
ING Global Opportunities Fund | before taxes | Class W
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(14.02%)
5 Yrs	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	(8.64%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 12, 2008
ING Global Opportunities Fund | After tax on distributions | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(18.90%)
5 Yrs	rr_AverageAnnualReturnYear05	(7.52%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.95%
ING Global Opportunities Fund | After tax on distributions with sale | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(12.25%)
5 Yrs	rr_AverageAnnualReturnYear05	(5.85%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.73%
ING Global Opportunities Fund | MSCI ACW Index��� | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(7.35%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(1.93%)	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	6.35%	[4],[5]
ING Global Opportunities Fund | MSCI ACW Index��� | Class B
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(7.35%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(1.93%)	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	6.35%	[4],[5]
ING Global Opportunities Fund | MSCI ACW Index��� | Class C
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(7.35%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(1.93%)	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	6.35%	[4],[5]
ING Global Opportunities Fund | MSCI ACW Index��� | Class I
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(7.35%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(1.93%)	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	5.91%	[4],[5]
ING Global Opportunities Fund | MSCI ACW Index��� | Class W
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(7.35%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	(3.08%)	[4],[5]
ING Global Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Global Real Estate Fund

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide investors with high total return, consisting of capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE FUND

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in ING Funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of the Prospectus (page 112) or the Statement of Additional Information (page 211).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees Fees paid directly from your investment
Shareholder Fees:	rr_ShareholderFeesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Operating Expenses:	rr_OperatingExpensesAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund’s performance.

During the most recent fiscal year, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in ING Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading

Expense Examples $

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assume that your investment had a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in a portfolio of equity securities of companies that are principally engaged in the real estate industry. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The sub-adviser (“Sub-Adviser”) defines a real estate company as a company that: (i) derives at least 50% of its total revenue or earnings from owning, operating, developing, managing, and/or selling real estate; or (ii) has at least 50% of its assets invested in real estate. This portion of the portfolio will have investments located in a number of different countries, including the United States. As a general matter, the Fund expects these investments to be in common stocks of companies of any market capitalization, including real estate investment trusts. The Fund may invest in companies located in countries with emerging securities markets.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”). The Fund may invest in convertible securities, initial public offerings, and Rule 144A securities.

The Sub-Adviser uses a multi-step investment process for constructing the Fund’s investment portfolio that combines top-down region and sector allocation with bottom-up individual stock selection.

First, the Sub-Adviser selects sectors and geographic regions in which to invest, and determines the degree of representation of such sectors and regions through a systematic evaluation of public and private property market trends and conditions.

Second, the Sub-Adviser uses an in-house valuation process to identify investments with superior current income and growth potential relative to their peers. This in-house valuation process examines several factors including: (i) value and property; (ii) capital structure; and (iii) management and strategy.

The Fund is non-diversified, which means it may invest a significant portion of its assets in a single issuer.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 331 /3 % of its assets.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in a portfolio of equity securities of companies that are principally engaged in the real estate industry. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this investment policy.
Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Concentration As a result of the Fund “concentrating,” as that term is defined in the 1940 Act, its assets in the securities of a particular industry or group of industries or single country or region, the Fund may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities in which the Fund concentrates fall out of favor, the Fund could underperform funds that have greater diversification.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Currency To the extent that the Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

Initial Public Offerings Initial Public Offerings (“IPOs”) and companies that have recently gone public have the potential to produce substantial gains for the Fund. However, there is no assurance that the Fund will have access to profitable IPOs or that IPOs in which the Fund invests will rise in value. Furthermore, the value of securities of newly public companies may decline in value shortly after the IPO. When the Fund’s asset base is small, the impact of such investments on the Fund’s return will be magnified. If the Fund’s assets grow, it is likely that the effect of the Fund’s investment in IPOs on the Fund’s return will decline.

Issuer Non-Diversification The Fund is classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Liquidity If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification The Fund is classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund’s performance from year to year, and the table compares the Fund’s performance to the performance of a broad-based securities market index/indices for the same period. The Fund’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund’s Class A shares. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Other class shares’ performance would be higher or lower than Class A shares’ performance because of the higher or lower expenses paid by Class A shares. The Fund’s past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/literature or call 1-800-992-0180.

Because Class R shares of the Fund did not have a full calendar year of operations as of December 31, 2011, no performance information for Class R shares is provided below.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Fund’s performance from year to year, and the table compares the Fund’s performance to the performance of a broad-based securities market index/indices for the same period.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because Class R shares of the Fund did not have a full calendar year of operations as of December 31, 2011, no performance information for Class R shares is provided below.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-992-0180
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.INGFunds.com/literature
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class A (as of December 31 of each year)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows the performance of the Fund’s Class A shares. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd 2009, 32.13% and Worst quarter: 4th 2008, (29.01)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.
ING Global Real Estate Fund | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.71%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[14]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.31%
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	701
3 Yrs	rr_ExpenseExampleYear03	966
5 Yrs	rr_ExpenseExampleYear05	1,252
10 Yrs	rr_ExpenseExampleYear10	2,063
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Yr	rr_ExpenseExampleNoRedemptionYear01	701
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	966
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,252
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	2,063
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	4.06%
2003	rr_AnnualReturn2003	41.35%
2004	rr_AnnualReturn2004	36.23%
2005	rr_AnnualReturn2005	14.11%
2006	rr_AnnualReturn2006	40.42%
2007	rr_AnnualReturn2007	(6.87%)
2008	rr_AnnualReturn2008	(41.53%)
2009	rr_AnnualReturn2009	33.37%
2010	rr_AnnualReturn2010	14.80%
2011	rr_AnnualReturn2011	(5.64%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.01%)
ING Global Real Estate Fund | Class B
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.71%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.06%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[14]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	2.06%
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	709
3 Yrs	rr_ExpenseExampleYear03	946
5 Yrs	rr_ExpenseExampleYear05	1,308
10 Yrs	rr_ExpenseExampleYear10	2,197
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Yr	rr_ExpenseExampleNoRedemptionYear01	209
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	646
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,108
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	2,197
ING Global Real Estate Fund | Class C
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.71%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.06%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[14]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	2.06%
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	309
3 Yrs	rr_ExpenseExampleYear03	646
5 Yrs	rr_ExpenseExampleYear05	1,108
10 Yrs	rr_ExpenseExampleYear10	2,390
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Yr	rr_ExpenseExampleNoRedemptionYear01	209
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	646
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,108
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	2,390
ING Global Real Estate Fund | Class I
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.71%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[14]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.99%
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	101
3 Yrs	rr_ExpenseExampleYear03	315
5 Yrs	rr_ExpenseExampleYear05	547
10 Yrs	rr_ExpenseExampleYear10	1,213
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Yr	rr_ExpenseExampleNoRedemptionYear01	101
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	315
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	547
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,213
ING Global Real Estate Fund | Class O
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.71%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[14]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.31%
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	133
3 Yrs	rr_ExpenseExampleYear03	415
5 Yrs	rr_ExpenseExampleYear05	718
10 Yrs	rr_ExpenseExampleYear10	1,579
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Yr	rr_ExpenseExampleNoRedemptionYear01	133
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	415
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	718
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,579
ING Global Real Estate Fund | Class R
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.71%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[14]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.56%
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	159
3 Yrs	rr_ExpenseExampleYear03	493
5 Yrs	rr_ExpenseExampleYear05	850
10 Yrs	rr_ExpenseExampleYear10	1,856
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Yr	rr_ExpenseExampleNoRedemptionYear01	159
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	493
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	850
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,856
ING Global Real Estate Fund | Class W
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.71%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[14]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.06%
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	108
3 Yrs	rr_ExpenseExampleYear03	337
5 Yrs	rr_ExpenseExampleYear05	585
10 Yrs	rr_ExpenseExampleYear10	1,294
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Yr	rr_ExpenseExampleNoRedemptionYear01	108
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	337
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	585
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,294
ING Global Real Estate Fund | before taxes | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(11.05%)
5 Yrs	rr_AverageAnnualReturnYear05	(5.80%)
10 Yrs	rr_AverageAnnualReturnYear10	9.05%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 5, 2001
ING Global Real Estate Fund | before taxes | Class B
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(10.94%)
5 Yrs	rr_AverageAnnualReturnYear05	(5.71%)
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	8.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 15, 2002
ING Global Real Estate Fund | before taxes | Class C
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(7.24%)
5 Yrs	rr_AverageAnnualReturnYear05	(5.39%)
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	8.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 8, 2002
ING Global Real Estate Fund | before taxes | Class I
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(5.32%)
5 Yrs	rr_AverageAnnualReturnYear05	(4.33%)
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	4.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 3, 2005
ING Global Real Estate Fund | before taxes | Class O
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(5.64%)
5 Yrs	rr_AverageAnnualReturnYear05	(4.70%)
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(3.17%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 15, 2006
ING Global Real Estate Fund | before taxes | Class W
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(5.39%)
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(2.36%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 12, 2008
ING Global Real Estate Fund | After tax on distributions | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(11.73%)
5 Yrs	rr_AverageAnnualReturnYear05	(7.08%)
10 Yrs	rr_AverageAnnualReturnYear10	7.11%
Since Inception	rr_AverageAnnualReturnSinceInception
ING Global Real Estate Fund | After tax on distributions with sale | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(7.11%)
5 Yrs	rr_AverageAnnualReturnYear05	(5.50%)
10 Yrs	rr_AverageAnnualReturnYear10	6.67%
Since Inception	rr_AverageAnnualReturnSinceInception
ING Global Real Estate Fund | S&P Developed Property Index | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(5.55%)	[10]
5 Yrs	rr_AverageAnnualReturnYear05	(5.15%)	[10]
10 Yrs	rr_AverageAnnualReturnYear10	9.38%	[10]
Since Inception	rr_AverageAnnualReturnSinceInception		[10]
ING Global Real Estate Fund | S&P Developed Property Index | Class B
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(5.55%)	[10]
5 Yrs	rr_AverageAnnualReturnYear05	(5.15%)	[10]
10 Yrs	rr_AverageAnnualReturnYear10		[10]
Since Inception	rr_AverageAnnualReturnSinceInception	9.08%	[10],[5]
ING Global Real Estate Fund | S&P Developed Property Index | Class C
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(5.55%)	[10]
5 Yrs	rr_AverageAnnualReturnYear05	(5.15%)	[10]
10 Yrs	rr_AverageAnnualReturnYear10		[10]
Since Inception	rr_AverageAnnualReturnSinceInception	9.38%	[10],[5]
ING Global Real Estate Fund | S&P Developed Property Index | Class I
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(5.55%)	[10]
5 Yrs	rr_AverageAnnualReturnYear05	(5.15%)	[10]
10 Yrs	rr_AverageAnnualReturnYear10		[10]
Since Inception	rr_AverageAnnualReturnSinceInception	3.31%	[10],[5]
ING Global Real Estate Fund | S&P Developed Property Index | Class O
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(5.55%)	[10]
5 Yrs	rr_AverageAnnualReturnYear05	(5.15%)	[10]
10 Yrs	rr_AverageAnnualReturnYear10		[10]
Since Inception	rr_AverageAnnualReturnSinceInception	(4.58%)	[10],[5]
ING Global Real Estate Fund | S&P Developed Property Index | Class W
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(5.55%)	[10]
5 Yrs	rr_AverageAnnualReturnYear05		[10]
10 Yrs	rr_AverageAnnualReturnYear10		[10]
Since Inception	rr_AverageAnnualReturnSinceInception	(3.65%)	[10],[5]
ING Global Value Choice Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Global Value Choice Fund

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE FUND

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in ING Funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of the Prospectus (page 112) or the Statement of Additional Information (page 211).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees Fees paid directly from your investment
Shareholder Fees:	rr_ShareholderFeesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Operating Expenses:	rr_OperatingExpensesAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund’s performance.

During the most recent fiscal year, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	67.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in ING Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses may be higher than the Fund’s ratio of expenses to average net assets shown in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading

Expense Examples $

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assume that your investment had a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 65% of its net assets in equity securities of issuers located in a number of different countries, one of which may be the United States. The Fund generally invests at least 80% of its assets (plus borrowings for investment purposes) in common and preferred stocks; depositary receipts; derivatives (in the form of rights, warrants, and equity-linked notes) to seek to enhance returns; and convertible securities. The Fund may invest up to 10% of its assets in Rule 144A securities and up to 25% of its assets in companies located in countries with emerging securities markets. The sub-adviser (“Sub-Adviser”) may invest in companies with any market capitalization.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Fund aims to provide superior risk-adjusted returns through an opportunistic value-oriented process. The Fund seeks to invest in companies with attractive valuation, favorable risk/reward characteristics, downside protection, and an inflection point or catalyst that can unlock value or improve profitability. The Fund emphasizes a bottom-up, stock-driven process. The cornerstone of the Sub-Adviser’s strategies is its single global research platform, with the investment process being driven by this platform of global sector analysts. The Sub-Adviser believes this consistent investment approach drives better idea generation, improves fundamental analysis, and provides for tighter risk control. The Sub-Adviser seeks a thorough, in-depth understanding of the factors that drive business success. The Sub-Adviser’s analysts focus on understanding individual companies as businesses rather than simply as stocks. The Sub-Adviser also focuses on opportunities created by investor overreaction, misperception, and short-term focus.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 30% of its assets.

Fund Closure: Effective July 29, 2011, the Fund was closed to new investments except for investments by: (1) existing shareholders of record as of July 29, 2011; and (2) retirement plans that purchased shares of the Fund prior to October 31, 2011.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Currency To the extent that the Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

Liquidity If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the value-oriented securities in which the Fund invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Value Investing Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund’s performance from year to year, and the table compares the Fund’s performance to the performance of a broad-based securities market index/indices for the same period. The Fund’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund’s Class A shares. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Other class shares’ performance would be higher or lower than Class A shares’ performance because of the higher or lower expenses paid by Class A shares. The Fund’s past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/literature or call 1-800-992-0180.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Fund’s performance from year to year, and the table compares the Fund’s performance to the performance of a broad-based securities market index/indices for the same period.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-992-0180
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.INGFunds.com/literature
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class A (as of December 31 of each year)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows the performance of the Fund’s Class A shares. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd 2009, 26.13% and Worst quarter: 3rd 2002, (19.42)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.
ING Global Value Choice Fund | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.88%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%	[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[15]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.44%
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	713
3 Yrs	rr_ExpenseExampleYear03	1,004
5 Yrs	rr_ExpenseExampleYear05	1,317
10 Yrs	rr_ExpenseExampleYear10	2,200
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Yr	rr_ExpenseExampleNoRedemptionYear01	713
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	1,004
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,317
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	2,200
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(26.97%)
2003	rr_AnnualReturn2003	29.40%
2004	rr_AnnualReturn2004	9.37%
2005	rr_AnnualReturn2005	11.98%
2006	rr_AnnualReturn2006	20.61%
2007	rr_AnnualReturn2007	14.63%
2008	rr_AnnualReturn2008	(29.13%)
2009	rr_AnnualReturn2009	50.37%
2010	rr_AnnualReturn2010	22.70%
2011	rr_AnnualReturn2011	(9.90%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.42%)
ING Global Value Choice Fund | Class B
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.88%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.19%	[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[15]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	2.19%
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	722
3 Yrs	rr_ExpenseExampleYear03	985
5 Yrs	rr_ExpenseExampleYear05	1,375
10 Yrs	rr_ExpenseExampleYear10	2,334
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Yr	rr_ExpenseExampleNoRedemptionYear01	222
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	685
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,175
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	2,334
ING Global Value Choice Fund | Class C
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.88%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.19%	[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[15]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	2.19%
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	322
3 Yrs	rr_ExpenseExampleYear03	685
5 Yrs	rr_ExpenseExampleYear05	1,175
10 Yrs	rr_ExpenseExampleYear10	2,524
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Yr	rr_ExpenseExampleNoRedemptionYear01	222
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	685
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,175
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	2,524
ING Global Value Choice Fund | Class I
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.88%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%	[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[15]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.09%
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	111
3 Yrs	rr_ExpenseExampleYear03	347
5 Yrs	rr_ExpenseExampleYear05	601
10 Yrs	rr_ExpenseExampleYear10	1,329
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Yr	rr_ExpenseExampleNoRedemptionYear01	111
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	347
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	601
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,329
ING Global Value Choice Fund | Class W
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.88%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%	[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[15]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.19%
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	121
3 Yrs	rr_ExpenseExampleYear03	378
5 Yrs	rr_ExpenseExampleYear05	654
10 Yrs	rr_ExpenseExampleYear10	1,443
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Yr	rr_ExpenseExampleNoRedemptionYear01	121
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	378
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	654
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,443
ING Global Value Choice Fund | before taxes | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(15.07%)
5 Yrs	rr_AverageAnnualReturnYear05	4.95%
10 Yrs	rr_AverageAnnualReturnYear10	5.91%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 19, 1993
ING Global Value Choice Fund | before taxes | Class B
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(14.62%)
5 Yrs	rr_AverageAnnualReturnYear05	5.08%
10 Yrs	rr_AverageAnnualReturnYear10	5.80%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 1995
ING Global Value Choice Fund | before taxes | Class C
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(11.41%)
5 Yrs	rr_AverageAnnualReturnYear05	5.41%
10 Yrs	rr_AverageAnnualReturnYear10	5.80%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 19, 1993
ING Global Value Choice Fund | before taxes | Class I
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(9.60%)
5 Yrs	rr_AverageAnnualReturnYear05	6.60%
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	7.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 6, 2006
ING Global Value Choice Fund | before taxes | Class W
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(9.69%)
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	10.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2009
ING Global Value Choice Fund | After tax on distributions | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(17.00%)
5 Yrs	rr_AverageAnnualReturnYear05	4.37%
10 Yrs	rr_AverageAnnualReturnYear10	5.61%
Since Inception	rr_AverageAnnualReturnSinceInception
ING Global Value Choice Fund | After tax on distributions with sale | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(8.44%)
5 Yrs	rr_AverageAnnualReturnYear05	4.11%
10 Yrs	rr_AverageAnnualReturnYear10	5.12%
Since Inception	rr_AverageAnnualReturnSinceInception
ING Global Value Choice Fund | MSCI ACW Index��� | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(7.35%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(1.93%)	[4]
10 Yrs	rr_AverageAnnualReturnYear10	4.24%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception		[4]
ING Global Value Choice Fund | MSCI ACW Index��� | Class B
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(7.35%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(1.93%)	[4]
10 Yrs	rr_AverageAnnualReturnYear10	4.24%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception		[4]
ING Global Value Choice Fund | MSCI ACW Index��� | Class C
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(7.35%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(1.93%)	[4]
10 Yrs	rr_AverageAnnualReturnYear10	4.24%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception		[4]
ING Global Value Choice Fund | MSCI ACW Index��� | Class I
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(7.35%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(1.93%)	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	0.02%	[4],[5]
ING Global Value Choice Fund | MSCI ACW Index��� | Class W
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(7.35%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	10.03%	[4],[5]
ING Greater China Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Greater China Fund

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE FUND

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in ING Funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of the Prospectus (page 112) or the Statement of Additional Information (page 211).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees Fees paid directly from your investment
Shareholder Fees:	rr_ShareholderFeesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Operating Expenses:	rr_OperatingExpensesAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund’s performance.

During the most recent fiscal year, the Fund’s portfolio turnover rate was 129% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	129.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in ING Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading

Expense Examples $

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assume that your investment had a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity and equity-related securities of companies located in the Greater China region. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The sub-adviser (“Sub-Adviser”) defines a company in the Greater China region as a company that: (i) is organized under the laws of, or with principal offices in, the Greater China region; (ii) has at least 50% of its assets in the Greater China region; (iii) derives 50% or more of its revenue from the Greater China region; or (iv) is principally traded in the Greater China region.

The Greater China region consists of China, Hong Kong, and Taiwan. The equity securities and equity-related securities in which the Fund may invest include common and preferred stocks, convertible securities, warrants, and convertible bonds.

The Fund may invest up to 10% of its assets in warrants and up to 20% of its assets in fixed-income securities. Any fixed-income securities in which the Fund may invest shall have at least one investment-grade rating by either Standard and Poor’s Ratings Services or Moody’s Investors Service, Inc. If issues or issuers in the Fund get downgraded to below investment-grade (on both scales), the investment will be sold as soon as reasonably possible.

The Fund may invest in depositary receipts. The Fund may invest in derivative securities to seek to hedge against currency risk. Derivatives are securities whose value may be based on other securities, currencies, interest rates, or indices. Derivatives include: futures and forward contracts; options on futures contracts, foreign currencies, securities, and stock indices; structured notes and indexed securities; and swaps, caps, floors, and collars. Up to 15% of the Fund’s net assets may be invested in illiquid securities, other restricted securities that are illiquid, and Rule 144A securities. The Fund may invest in initial public offerings. Many of the securities in which the Fund may invest are denominated in foreign currencies.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser manages the Fund as a core equity product that is not constrained by a particular investment style or market capitalization. The Fund may invest in “growth” and “value” securities.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its assets.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency To the extent that the Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and reduce its returns.

Focused Investing To the extent that the Fund invests a substantial portion of its assets in a particular industry, sector, market segment, or geographical area, its investments will be sensitive to developments in that industry, sector, market segment, or geographical area. The Fund assumes the risk that changing economic conditions; changing political or regulatory conditions; or natural and other disasters affecting the particular industry, sector, market segment, or geographical area in which the Fund focuses its investments could have a significant impact on its investment performance and could ultimately cause the Fund to underperform, or be more volatile than, other funds that invest more broadly.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

Greater China Region Investments in China involve the risk of greater government control over the economy, political and legal uncertainties and currency fluctuations or blockage. Investments in securities of Chinese companies are subject to the volatility of the Chinese stock market and China’s heavy dependence on exports, which may decrease, sometimes significantly, when the world economy weakens practices.

Initial Public Offerings Initial Public Offerings (“IPOs”) and companies that have recently gone public have the potential to produce substantial gains for the Fund. However, there is no assurance that the Fund will have access to profitable IPOs or that IPOs in which the Fund invests will rise in value. Furthermore, the value of securities of newly public companies may decline in value shortly after the IPO. When the Fund’s asset base is small, the impact of such investments on the Fund’s return will be magnified. If the Fund’s assets grow, it is likely that the effect of the Fund’s investment in IPOs on the Fund’s return will decline.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Fund invests. Rather, the market could favor securities to which the Fund is not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund’s performance from year to year, and the table compares the Fund’s performance to the performance of a broad-based securities market index/indices for the same period. The Fund’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund’s Class A shares. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Other class shares’ performance would be higher or lower than Class A shares’ performance because of the higher or lower expenses paid by Class A shares. The Fund’s past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/literature or call 1-800-992-0180.

Because Class W shares of the Fund did not have a full calendar year of operations as of December 31, 2011, no performance information for Class W shares is provided below.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Fund’s performance from year to year, and the table compares the Fund’s performance to the performance of a broad-based securities market index/indices for the same period.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-992-0180
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.INGFunds.com/literature
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class A (as of December 31 of each year)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows the performance of the Fund’s Class A shares. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd 2009, 32.86% and Worst quarter: 3rd 2011, (24.53)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.
ING Greater China Fund | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.15%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.61%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.11%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[16]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	2.10%
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	776
3 Yrs	rr_ExpenseExampleYear03	1,197
5 Yrs	rr_ExpenseExampleYear05	1,643
10 Yrs	rr_ExpenseExampleYear10	2,875
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Yr	rr_ExpenseExampleNoRedemptionYear01	776
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	1,197
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,643
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	2,875
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006	48.77%
2007	rr_AnnualReturn2007	40.74%
2008	rr_AnnualReturn2008	(44.34%)
2009	rr_AnnualReturn2009	57.27%
2010	rr_AnnualReturn2010	13.87%
2011	rr_AnnualReturn2011	(21.25%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.53%)
ING Greater China Fund | Class B
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.15%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.61%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.86%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[16]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	2.85%
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	788
3 Yrs	rr_ExpenseExampleYear03	1,185
5 Yrs	rr_ExpenseExampleYear05	1,708
10 Yrs	rr_ExpenseExampleYear10	3,007
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Yr	rr_ExpenseExampleNoRedemptionYear01	288
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	885
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,508
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	3,007
ING Greater China Fund | Class C
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.15%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.61%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.86%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[16]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	2.85%
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	388
3 Yrs	rr_ExpenseExampleYear03	885
5 Yrs	rr_ExpenseExampleYear05	1,508
10 Yrs	rr_ExpenseExampleYear10	3,185
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Yr	rr_ExpenseExampleNoRedemptionYear01	288
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	885
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,508
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	3,185
ING Greater China Fund | Class I
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.15%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.78%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[16]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.78%
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	181
3 Yrs	rr_ExpenseExampleYear03	560
5 Yrs	rr_ExpenseExampleYear05	964
10 Yrs	rr_ExpenseExampleYear10	2,095
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Yr	rr_ExpenseExampleNoRedemptionYear01	181
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	560
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	964
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	2,095
ING Greater China Fund | Class O
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.15%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.61%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.11%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[16]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	2.10%
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	213
3 Yrs	rr_ExpenseExampleYear03	660
5 Yrs	rr_ExpenseExampleYear05	1,133
10 Yrs	rr_ExpenseExampleYear10	2,441
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Yr	rr_ExpenseExampleNoRedemptionYear01	213
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	660
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,133
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	2,441
ING Greater China Fund | Class W
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.15%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.61%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.86%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[16]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.85%
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	188
3 Yrs	rr_ExpenseExampleYear03	584
5 Yrs	rr_ExpenseExampleYear05	1,005
10 Yrs	rr_ExpenseExampleYear10	2,179
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Yr	rr_ExpenseExampleNoRedemptionYear01	188
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	584
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,005
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	2,179
ING Greater China Fund | before taxes | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(25.77%)
5 Yrs	rr_AverageAnnualReturnYear05	0.82%
Since Inception	rr_AverageAnnualReturnSinceInception	7.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 21, 2005
ING Greater China Fund | before taxes | Class B
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(25.70%)
5 Yrs	rr_AverageAnnualReturnYear05	0.90%
Since Inception	rr_AverageAnnualReturnSinceInception	6.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 6, 2006
ING Greater China Fund | before taxes | Class C
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(22.57%)
5 Yrs	rr_AverageAnnualReturnYear05	1.24%
Since Inception	rr_AverageAnnualReturnSinceInception	6.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 11, 2006
ING Greater China Fund | before taxes | Class I
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(20.91%)
5 Yrs	rr_AverageAnnualReturnYear05	2.41%
Since Inception	rr_AverageAnnualReturnSinceInception	4.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 8, 2006
ING Greater China Fund | before taxes | Class O
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(21.20%)
5 Yrs	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	(3.84%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 4, 2008
ING Greater China Fund | After tax on distributions | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(25.61%)
5 Yrs	rr_AverageAnnualReturnYear05	(0.31%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.55%
ING Greater China Fund | After tax on distributions with sale | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(16.59%)
5 Yrs	rr_AverageAnnualReturnYear05	0.13%
Since Inception	rr_AverageAnnualReturnSinceInception	6.06%
ING Greater China Fund | MSCI ACGD Index��� | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(18.67%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	1.29%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	6.78%	[4],[5]
ING Greater China Fund | MSCI ACGD Index��� | Class B
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(18.67%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	1.29%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	6.78%	[4],[5]
ING Greater China Fund | MSCI ACGD Index��� | Class C
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(18.67%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	1.29%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	6.78%	[4],[5]
ING Greater China Fund | MSCI ACGD Index��� | Class I
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(18.67%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	1.29%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	4.34%	[4],[5]
ING Greater China Fund | MSCI ACGD Index��� | Class O
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(18.67%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	(4.41%)	[4],[5]
ING Index Plus International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Index Plus International Equity Fund

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to outperform the total return performance of the MSCI - Europe, Australasia, and Far East® Index (“Index”), while maintaining a market level of risk.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE FUND

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in ING Funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of the Prospectus (page 112) or the Statement of Additional Information (page 211).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees Fees paid directly from your investment
Shareholder Fees:	rr_ShareholderFeesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Operating Expenses:	rr_OperatingExpensesAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund’s performance.

During the most recent fiscal year, the Fund’s portfolio turnover rate was 140% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	140.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in ING Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading

Expense Examples $

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assume that your investment had a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in stocks included in the Index and in exchange-traded funds and derivatives (including futures and options) whose economic returns are similar to the Index or its components. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Fund typically uses derivatives for the purpose of cash equitization. The Fund generally keeps a small cash balance on hand to manage potential outflows. In order to maintain equity market exposure on that cash balance, the Fund typically invests in derivatives designed to track broad equity market indices. The Index is a market value-weighted index that reflects the performance of approximately 1,000 securities listed on the stock exchanges of Europe, Australasia, and the Far East. Exchange-traded funds are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index.

The Fund may also invest in securities that are convertible into common stocks included in the Index. The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

In managing the Fund, the sub-adviser (“Sub-Adviser”) attempts to achieve the Fund’s investment objective by overweighting those stocks in the Index that the Sub-Adviser believes will outperform the Index and underweighting (or avoiding altogether) those stocks that the Sub-Adviser believes will underperform the Index. In determining stock weightings, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as cash flows, earnings, and price-to-book ratios of each company in an attempt to select companies with long-term sustainable growth characteristics at acceptable valuation levels. The Fund’s aggregate characteristics will approximate that of the Index.

Although the Fund will not hold all the stocks in the Index, the Sub-Adviser expects that there will be a close correlation between the performance of the Fund and that of the Index in both rising and falling markets. The Fund will pay transactional and other expenses that are not reflected in the Index. This will give the Fund a performance disadvantage in relation to the Index.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its assets.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Currency To the extent that the Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and reduce its returns.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments.

Investment Model The manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund’s performance from year to year, and the table compares the Fund’s performance to the performance of a broad-based securities market index/indices for the same period. The Fund’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund’s Class A shares. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Other class shares’ performance would be higher or lower than Class A shares’ performance because of the higher or lower expenses paid by Class A shares. The Fund’s past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/literature or call 1-800-992-0180.

Because Class W shares of the Fund did not have a full calendar year of opeations as of December 31, 2011, no performance information for Class W shares is provided below.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Fund’s performance from year to year, and the table compares the Fund’s performance to the performance of a broad-based securities market index/indices for the same period.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	call 1-800-992-0180
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.INGFunds.com/literature
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class A (as of December 31 of each year)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows the performance of the Fund’s Class A shares. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd 2009, 27.84% and Worst quarter: 3rd 2011, (20.63)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.
ING Index Plus International Equity Fund | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.58%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.48%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[17]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.15%
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	685
3 Yrs	rr_ExpenseExampleYear03	985
5 Yrs	rr_ExpenseExampleYear05	1,307
10 Yrs	rr_ExpenseExampleYear10	2,215
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Yr	rr_ExpenseExampleNoRedemptionYear01	685
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	985
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,307
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	2,215
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006	24.62%
2007	rr_AnnualReturn2007	7.38%
2008	rr_AnnualReturn2008	(43.51%)
2009	rr_AnnualReturn2009	30.84%
2010	rr_AnnualReturn2010	7.43%
2011	rr_AnnualReturn2011	(12.62%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.63%)
ING Index Plus International Equity Fund | Class B
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.58%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.23%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[17]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.90%
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	693
3 Yrs	rr_ExpenseExampleYear03	966
5 Yrs	rr_ExpenseExampleYear05	1,365
10 Yrs	rr_ExpenseExampleYear10	2,349
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Yr	rr_ExpenseExampleNoRedemptionYear01	193
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	666
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,165
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	2,349
ING Index Plus International Equity Fund | Class C
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.58%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.23%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[17]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.90%
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	293
3 Yrs	rr_ExpenseExampleYear03	666
5 Yrs	rr_ExpenseExampleYear05	1,165
10 Yrs	rr_ExpenseExampleYear10	2,539
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Yr	rr_ExpenseExampleNoRedemptionYear01	193
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	666
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,165
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	2,539
ING Index Plus International Equity Fund | Class I
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[17]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.71%
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	73
3 Yrs	rr_ExpenseExampleYear03	298
5 Yrs	rr_ExpenseExampleYear05	542
10 Yrs	rr_ExpenseExampleYear10	1,241
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Yr	rr_ExpenseExampleNoRedemptionYear01	73
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	298
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	542
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,241
ING Index Plus International Equity Fund | Class O
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.58%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.48%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[17]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.15%
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	117
3 Yrs	rr_ExpenseExampleYear03	436
5 Yrs	rr_ExpenseExampleYear05	777
10 Yrs	rr_ExpenseExampleYear10	1,740
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Yr	rr_ExpenseExampleNoRedemptionYear01	117
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	436
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	777
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,740
ING Index Plus International Equity Fund | Class W
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.58%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[17]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.90%
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	92
3 Yrs	rr_ExpenseExampleYear03	358
5 Yrs	rr_ExpenseExampleYear05	644
10 Yrs	rr_ExpenseExampleYear10	1,460
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Yr	rr_ExpenseExampleNoRedemptionYear01	92
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	358
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	644
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,460
ING Index Plus International Equity Fund | before taxes | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(17.68%)
5 Yrs	rr_AverageAnnualReturnYear05	(6.82%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.29%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 21, 2005
ING Index Plus International Equity Fund | before taxes | Class B
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(17.56%)
5 Yrs	rr_AverageAnnualReturnYear05	(6.62%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.77%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 12, 2006
ING Index Plus International Equity Fund | before taxes | Class C
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(14.13%)
5 Yrs	rr_AverageAnnualReturnYear05	(6.29%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.67%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 12, 2006
ING Index Plus International Equity Fund | before taxes | Class I
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(12.28%)
5 Yrs	rr_AverageAnnualReturnYear05	(5.19%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.84%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 21, 2005
ING Index Plus International Equity Fund | before taxes | Class O
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(12.60%)
5 Yrs	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	(8.74%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 9, 2007
ING Index Plus International Equity Fund | After tax on distributions | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(17.83%)
5 Yrs	rr_AverageAnnualReturnYear05	(7.50%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.99%)
ING Index Plus International Equity Fund | After tax on distributions with sale | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(10.92%)
5 Yrs	rr_AverageAnnualReturnYear05	(5.74%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.02%)
ING Index Plus International Equity Fund | MSCI EAFE�� Index | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(12.14%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(4.72%)	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.13%)	[4],[5]
ING Index Plus International Equity Fund | MSCI EAFE�� Index | Class B
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(12.14%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(4.72%)	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.13%)	[4],[5]
ING Index Plus International Equity Fund | MSCI EAFE�� Index | Class C
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(12.14%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(4.72%)	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.13%)	[4],[5]
ING Index Plus International Equity Fund | MSCI EAFE�� Index | Class I
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(12.14%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(4.72%)	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.13%)	[4],[5]
ING Index Plus International Equity Fund | MSCI EAFE�� Index | Class O
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(12.14%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	(9.24%)	[4],[5]
ING International Capital Appreciation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING International Capital Appreciation Fund

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE FUND

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in ING Funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of the Prospectus (page 112) or the Statement of Additional Information (page 211).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees Fees paid directly from your investment
Shareholder Fees:	rr_ShareholderFeesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Operating Expenses:	rr_OperatingExpensesAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund’s performance.

During the most recent fiscal year, the Fund’s portfolio turnover rate was 65% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	65.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in ING Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading

Expense Examples $

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assume that your investment had a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities of companies located in a number of different countries, other than the United States. The Fund primarily invests in companies located in established foreign securities markets, although it may invest in companies located in countries with emerging securities markets as well as in developing countries. These securities generally include common and preferred stocks, as well as securities convertible into common stocks. The Fund may invest in companies of any market capitalization.

The Fund may invest in depositary receipts, as well as certain fixed-income securities, which may include convertible bonds and convertible preferred securities, which may be highly rated by independent rating agencies or, if unrated, considered by the sub-adviser (“Sub-Adviser”) to be of comparable quality. The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Fund invests a substantial amount of its assets in foreign investments, which are denominated in other currencies besides the U.S. dollar and can be affected by fluctuations in exchange rates.

Specifically, the Sub-Adviser searches for companies that are leaders in their industries and that create sustainable earnings growth. The Sub-Adviser uses a bottom-up stock selection analysis through fundamental research supplemented by quantitative analysis. The Sub-Adviser seeks to manage risk by diversifying among several geographic regions and individual countries.

The Sub-Adviser uses a three-step process for constructing the Fund’s portfolio: prior to implementing its fundamental research process, the Sub-Adviser begins with a quantitative screening of thousands of companies eliminating those that lack superior growth characteristics or historical long-term fundamentals; next, the Sub-Adviser seeks companies possessing sustainable competitive advantages, industry leadership, high sector growth, superior profitability, and low balance sheet risk; and finally, the Sub-Adviser focuses on approximately 80-100 companies to determine if they exhibit both reasonable valuations and improving prospects. This is done through proprietary fundamental research and analysis, looking at a three-year forecast horizon. Only those securities that meet certain fundamental criteria or measures are purchased by the Fund.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its assets.

Liquidation - On January 12, 2012, the Board of Trustees of ING Mutual Funds approved a proposal to liquidate the Fund on or about March 23, 2012. The Fund was closed to new investment effective January 18, 2012.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency To the extent that the Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Investment Model The manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth-oriented securities in which the Fund invests. Rather, the market could favor value-oriented securities or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund’s performance from year to year, and the table compares the Fund’s performance to the performance of a broad-based securities market index/indices for the same period. The Fund’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund’s Class A shares. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Other class shares’ performance would be higher or lower than Class A shares’ performance because of the higher or lower expenses paid by Class A shares. The Fund’s past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/literature or call 1-800-992-0180.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Fund’s performance from year to year, and the table compares the Fund’s performance to the performance of a broad-based securities market index/indices for the same period.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	call 1-800-992-0180
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.INGFunds.com/literature
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class A (as of December 31 of each year)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows the performance of the Fund’s Class A shares. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd 2009, 31.89% and Worst quarter: 4th 2008, (27.57)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.
ING International Capital Appreciation Fund | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.75%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[18]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.47%
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	716
3 Yrs	rr_ExpenseExampleYear03	1,069
5 Yrs	rr_ExpenseExampleYear05	1,445
10 Yrs	rr_ExpenseExampleYear10	2,497
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Yr	rr_ExpenseExampleNoRedemptionYear01	716
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	1,069
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,445
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	2,497
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006	22.28%
2007	rr_AnnualReturn2007	18.43%
2008	rr_AnnualReturn2008	(50.70%)
2009	rr_AnnualReturn2009	51.57%
2010	rr_AnnualReturn2010	8.27%
2011	rr_AnnualReturn2011	(18.32%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.57%)
ING International Capital Appreciation Fund | Class B
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.50%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[18]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	2.22%
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	725
3 Yrs	rr_ExpenseExampleYear03	1,052
5 Yrs	rr_ExpenseExampleYear05	1,505
10 Yrs	rr_ExpenseExampleYear10	2,630
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Yr	rr_ExpenseExampleNoRedemptionYear01	225
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	752
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,305
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	2,630
ING International Capital Appreciation Fund | Class C
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.50%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[18]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	2.22%
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	325
3 Yrs	rr_ExpenseExampleYear03	752
5 Yrs	rr_ExpenseExampleYear05	1,305
10 Yrs	rr_ExpenseExampleYear10	2,815
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Yr	rr_ExpenseExampleNoRedemptionYear01	225
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	752
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,305
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	2,815
ING International Capital Appreciation Fund | Class I
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[18]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.02%
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	104
3 Yrs	rr_ExpenseExampleYear03	384
5 Yrs	rr_ExpenseExampleYear05	686
10 Yrs	rr_ExpenseExampleYear10	1,543
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Yr	rr_ExpenseExampleNoRedemptionYear01	104
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	384
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	686
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,543
ING International Capital Appreciation Fund | Class W
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[18]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.22%
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	124
3 Yrs	rr_ExpenseExampleYear03	447
5 Yrs	rr_ExpenseExampleYear05	792
10 Yrs	rr_ExpenseExampleYear10	1,767
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Yr	rr_ExpenseExampleNoRedemptionYear01	124
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	447
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	792
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,767
ING International Capital Appreciation Fund | before taxes | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(23.00%)
5 Yrs	rr_AverageAnnualReturnYear05	(5.90%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.83%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 21, 2005
ING International Capital Appreciation Fund | before taxes | Class B
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(23.06%)
5 Yrs	rr_AverageAnnualReturnYear05	(5.91%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.47%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 9, 2006
ING International Capital Appreciation Fund | before taxes | Class C
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(19.75%)
5 Yrs	rr_AverageAnnualReturnYear05	(5.57%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.12%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 24, 2006
ING International Capital Appreciation Fund | before taxes | Class I
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(18.14%)
5 Yrs	rr_AverageAnnualReturnYear05	(4.47%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.53%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 21, 2005
ING International Capital Appreciation Fund | before taxes | Class W
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(18.16%)
5 Yrs	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	0.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 7, 2009
ING International Capital Appreciation Fund | After tax on distributions | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(22.96%)
5 Yrs	rr_AverageAnnualReturnYear05	(6.08%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.10%)
ING International Capital Appreciation Fund | After tax on distributions with sale | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(14.71%)
5 Yrs	rr_AverageAnnualReturnYear05	(4.84%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.53%)
ING International Capital Appreciation Fund | MSCI ACW Index��� Ex-U.S. | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(13.71%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(2.92%)	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	1.48%	[4],[5]
ING International Capital Appreciation Fund | MSCI ACW Index��� Ex-U.S. | Class B
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(13.71%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(2.92%)	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	1.48%	[4],[5]
ING International Capital Appreciation Fund | MSCI ACW Index��� Ex-U.S. | Class C
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(13.71%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(2.92%)	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	0.35%	[4],[5]
ING International Capital Appreciation Fund | MSCI ACW Index��� Ex-U.S. | Class I
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(13.71%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(2.92%)	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	1.48%	[4],[5]
ING International Capital Appreciation Fund | MSCI ACW Index��� Ex-U.S. | Class W
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(13.71%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.43%	[4],[5]
ING International Core Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING International Core Fund

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE FUND

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees Fees paid directly from your investment
Shareholder Fees:	rr_ShareholderFeesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Operating Expenses:	rr_OperatingExpensesAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance.

During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	57.00%
Expense Example [Heading]	rr_ExpenseExampleHeading

Expense Examples $

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first two years of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities of companies located in a number of different countries other than the United States. The Fund may invest in countries with emerging securities markets. The Fund may also invest in depositary receipts of foreign issuers. The Fund may invest up to 15% of its assets in real estate investment trusts.

The Fund may use derivatives, including futures, options, swaps, and forward contracts, typically for hedging purposes to reduce risk, such as interest rate risk, currency risk, and price risk.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

Thornburg Investment Management, Inc. (“Thornburg”) and Wellington Management Company, LLP (“Wellington Management”), (each a “Sub-Adviser” and collectively the “Sub-Advisers”) provide day-to-day management of the Fund. The Sub-Advisers act independently of each other and use their own methodology for selecting investments. ING Investments, LLC, the Fund’s investment adviser, determines the amount of Fund assets allocated to Thornburg and Wellington Management.

Each Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its assets.

Thornburg Investment Management, Inc.

Thornburg intends to invest on an opportunistic basis, where it believes there is intrinsic value. Thornburg typically invests in basic value stocks and stocks that, in Thornburg’s opinion, provide value in a broader or different context, including the stocks of companies with consistent earnings characteristics and those of emerging franchises when these issues are value priced. Thornburg primarily uses individual issuer and industry analysis to make investment decisions. Value, for purposes of Thornburg’s selection criteria, relates both to current measures and to projected measures. Among the specific factors considered by Thornburg in identifying undervalued securities for inclusion are:

  price/earnings ratio
  price/book value
  price/cash flow ratio
  debt/capital ratio
  dividend yield
  dividend history
  security and consistency of revenue stream
  enterprise value/EBITDA (earnings before interest, taxes, depreciation, and amortization)
  undervalued assets
  relative earnings growth potential
  industry growth potential
  industry leadership
  dividend growth potential
  franchise value
  potential for favorable developments
  EBIT (earnings before interest and taxes)/interest expenses

Thornburg typically makes equity investments in the following three types of companies:

Basic Value companies are companies which, in Thornburg’s opinion, are financially sound companies with well established businesses whose stock is selling at low valuations relative to the companies’ net assets or potential earning power.

Consistent Earner companies are typically companies that are selling at valuations below historic norms. Stocks in this category sometimes sell at premium valuations and sometimes at discount valuations. Generally they have shown steady earnings growth, dividend growth, or both. There are no assurances that these trends will continue in the future.

Emerging Franchises are value-priced companies that, in Thornburg’s opinion, are in the process of establishing a leading position in a product, service, or market and which Thornburg expects will grow, or continue to grow, at an above average rate. Under normal conditions, the proportion invested in companies of this type will be less than the proportions invested in basic value or consistent earner companies.

Debt obligations will be considered for investment when Thornburg believes them to be more attractive than equity alternatives and may purchase debt obligations of any maturity and of any quality.

Wellington Management Company, LLP

Wellington Management conducts fundamental research on individual companies to identify securities for purchase or sale. Fundamental analysis of a company involves the assessment of such factors as its business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures and indicators of value. Wellington Management seeks to invest in companies with underappreciated assets, improving and/or sustainable return on capital, and/or stocks that it believes are mispriced by the market due to short-term issues. This proprietary research takes into account each company’s long-term history as well as Wellington Management’s analysts’ forward-looking estimates, and allows for a comparison of the intrinsic value of stocks on a global basis focusing on return on invested capital in conjunction with other valuation metrics. Portfolio construction is driven primarily by bottom-up stock selection, with region, country, and sector weightings being secondary factors.

Wellington Management’s emerging market exposure will generally not be greater than 10% above the emerging markets exposure of the MSCI All Country World ex U.S. Index. Emerging markets will be defined as countries that are included in the MSCI Emerging Markets IndexSM .

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency To the extent that the Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the value-oriented securities in which the Fund invests. Rather, the market could favor growth-oriented securities or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.
ING International Core Fund | Class I
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[19]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.95%
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	97
3 Yrs	rr_ExpenseExampleYear03	313
5 Yrs	rr_ExpenseExampleYear05	548
10 Yrs	rr_ExpenseExampleYear10	1,220
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Yr	rr_ExpenseExampleNoRedemptionYear01	97
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	313
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	548
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,220
ING International Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING International Growth Fund

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE FUND

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees Fees paid directly from your investment
Shareholder Fees:	rr_ShareholderFeesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Operating Expenses:	rr_OperatingExpensesAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance.

During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Expense Example [Heading]	rr_ExpenseExampleHeading

Expense Examples $

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example shows costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Example also assumes that your investment had a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first two years of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks and convertible securities of companies organized under the laws of, or with principal offices located in, a number of different countries outside of the United States, including companies in countries in emerging markets. The Fund does not focus its investments in a particular industry or country. The Fund may invest in companies of any market capitalization. The Fund may also invest in foreign issuers through depositary receipts or similar investment vehicles. The Fund may hold cash in U.S. dollars or foreign currencies. While the Fund invests primarily in common stocks, it may invest in other securities. The Fund may invest in derivative instruments including options, futures and forward foreign currency exchange contracts. The Fund may typically use derivatives to seek to reduce exposure to other risks, such as interest rate or currency risk, to substitute for taking a position in the underlying assets for cash management, and/or to seek to enhance returns in the Fund.

The Fund invests a substantial amount of its assets in foreign investments which are denominated in currencies other than the U.S. dollar and can be affected by fluctuations in exchange rates. To attempt to protect against adverse changes in currency exchange rates, the Fund may, but will not necessarily use special techniques such as forward foreign currency exchange contracts.

The Fund may invest in other investment companies, including exchange traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

Baillie Gifford Overseas Limited (“Baillie Gifford”) and T. Rowe Price Associates, Inc. (“T. Rowe Price”) (each a “Sub-Adviser” and collectively “Sub-Advisers”) provide day-to-day management of the Fund. The Sub-Advisers act independently of each other and use their own methodologies for selecting investments. ING Investments, LLC, the Fund’s investment adviser, will determine the amount of Fund assets allocated to Baillie Gifford and T. Rowe Price.

Each Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1 / 3 % of its assets.

Baillie Gifford Overseas Limited

In selecting investments for the Fund, Baillie Gifford normally takes into account the industry and country allocations in the MSCI - Europe, Australasia, and Far East® Index. A significant part of the assets will normally be divided among continental Europe, the United Kingdom, and Asia (including Australia and New Zealand). Country allocation, however, is driven by stock selection. Baillie Gifford invests in companies that it believes are well-managed, quality businesses that enjoy sustainable, competitive advantages in their marketplace. Baillie Gifford’s investment style primarily uses a bottom-up, stock-driven approach, with the objective of selecting stocks that it believes can sustain an above-average growth rate, which is not reflected in the share price.

Companies are screened for quality first; valuation is a secondary consideration. Baillie Gifford looks for companies that it believes have attractive industry backgrounds, strong competitive positions within those industries, high-quality earnings, and a positive approach toward shareholders. The main fundamental factors that Baillie Gifford considers in this bottom-up analysis include earnings growth, cash flow growth, profitability, capital structure, and valuation.

T. Rowe Price Associates, Inc.

While T. Rowe Price invests with an awareness of the global economic backdrop and the outlook for industry sectors and individual countries, bottom-up stock selection is the focus of T. Rowe Price’s decision making. Country allocation is driven largely by stock selection, though we may limit investments in markets that appear to have poor overall prospects.

Stock selection reflects a growth style. T. Rowe Price relies on a global team of investment analysts dedicated to in-depth fundamental research in an effort to identify companies it believes are capable of achieving and sustaining above-average, long-term earnings growth. T. Rowe Price seeks to purchase stocks of such companies at reasonable prices in relation to present or anticipated earnings, cash flow, or book value.

In selecting investments, T. Rowe Price generally favors companies that it believes have one or more of the following characteristics: leading or improving market position; attractive business niche; attractive or improving franchise or industry position; seasoned management; stable or improving earnings and/or cash flow; and sound or improving balance sheet.

T. Rowe Price typically focuses investments in large-sized, and to a lesser extent, medium-sized, companies.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Currency To the extent that the Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

Growth Investing Prices of growth stocks typically reflect high expectations for future company growth, and may fall quickly and significantly if investors suspect that actual growth may be less than expected. Growth companies typically lack any dividends that might cushion price declines. Growth stocks tend to be more volatile than value stocks, and may underperform the market as a whole over any given time period.

Investment Model The manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund did not have a full calendar year of operations as of December 31, 2011, there is no annual performance information included.
ING International Growth Fund | Class I
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[20]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.99%
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	101
3 Yrs	rr_ExpenseExampleYear03	332
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Yr	rr_ExpenseExampleNoRedemptionYear01	101
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	332
ING International Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING International Real Estate Fund

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide investors with high total return.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE FUND

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in ING Funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of the Prospectus (page 112) or the Statement of Additional Information (page 211).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees Fees paid directly from your investment
Shareholder Fees:	rr_ShareholderFeesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Operating Expenses:	rr_OperatingExpensesAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund’s performance.

During the most recent fiscal year, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	66.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in ING Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading

Expense Examples $

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assume that your investment had a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in a portfolio of equity securities of companies that are principally engaged in the real estate industry. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. At least 65% of the Fund’s assets will normally be invested in companies located in a number of different countries other than the United States. These companies may have investments that provide exposure to the U.S. real estate industry. The sub-adviser (“Sub-Adviser”) defines a real estate company as a company that: (i) derives at least 50% of its total revenue or earnings from owning, operating, developing, managing and/or selling real estate; or (ii) has at least 50% of its assets invested in real estate. As a general matter, the Fund expects these investments to be in common stocks of companies of any market capitalization, including real estate investment trusts. The Fund may invest in companies located in countries with emerging securities markets. The Fund may also invest in convertible securities, initial public offerings, and Rule 144A securities. The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser uses a multi-step investment process for constructing the Fund’s investment portfolio that combines top-down region and sector allocation with bottom-up individual stock selection.

First, the Sub-Adviser selects sectors and geographic regions in which to invest and determines the degree of representation of such sectors and regions through a systematic evaluation of public and private property market trends and conditions.

Second, the Sub-Adviser uses an in-house valuation process to identify investments with superior current income and growth potential relative to their peers. This in-house valuation process examines several factors including: value and property; capital structure; and management and strategy.

The Fund is non-diversified, which means it may invest a significant portion of its assets in a single issuer.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1 / 3 % of its assets.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Concentration As a result of the Fund “concentrating,” as that term is defined in the 1940 Act, its assets in the securities of a particular industry or group of industries or single country or region, the Fund may be subject to greater market fluctuations than a fund that has securities representing a broader range of investment alternatives. If securities in which the Fund concentrates fall out of favor, the Fund could underperform funds that have greater diversification.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Currency To the extent that the Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

Initial Public Offerings Initial Public Offerings (“IPOs”) and companies that have recently gone public have the potential to produce substantial gains for the Fund. However, there is no assurance that the Fund will have access to profitable IPOs or that IPOs in which the Fund invests will rise in value. Furthermore, the value of securities of newly public companies may decline in value shortly after the IPO. When the Fund’s asset base is small, the impact of such investments on the Fund’s return will be magnified. If the Fund’s assets grow, it is likely that the effect of the Fund’s investment in IPOs on the Fund’s return will decline.

Issuer Non-Diversification The Fund is classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Liquidity If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification The Fund is classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund’s performance from year to year, and the table compares the Fund’s performance to the performance of a broad-based securities market index/indices for the same period. The Fund’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund’s Class A shares. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Other class shares’ performance would be higher or lower than Class A shares’ performance because of the higher or lower expenses paid by Class A shares. The Fund’s past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/literature or call 1-800-992-0180.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Fund’s performance from year to year, and the table compares the Fund’s performance to the performance of a broad-based securities market index/indices for the same period.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-992-0180
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.INGFunds.com/literature
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class A (as of December 31 of each year)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows the performance of the Fund’s Class A shares. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd 2009, 32.42% and Worst quarter: 4th 2008, (23.95)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.
ING International Real Estate Fund | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.93%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[21]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.47%
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	716
3 Yrs	rr_ExpenseExampleYear03	1,013
5 Yrs	rr_ExpenseExampleYear05	1,332
10 Yrs	rr_ExpenseExampleYear10	2,231
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Yr	rr_ExpenseExampleNoRedemptionYear01	716
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	1,013
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,332
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	2,231
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006
2007	rr_AnnualReturn2007	0.61%
2008	rr_AnnualReturn2008	(45.95%)
2009	rr_AnnualReturn2009	35.21%
2010	rr_AnnualReturn2010	11.42%
2011	rr_AnnualReturn2011	(15.56%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.95%)
ING International Real Estate Fund | Class B
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.93%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.22%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[21]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	2.22%
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	725
3 Yrs	rr_ExpenseExampleYear03	994
5 Yrs	rr_ExpenseExampleYear05	1,390
10 Yrs	rr_ExpenseExampleYear10	2,365
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Yr	rr_ExpenseExampleNoRedemptionYear01	225
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	694
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,190
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	2,365
ING International Real Estate Fund | Class C
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.93%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.22%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[21]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	2.22%
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	325
3 Yrs	rr_ExpenseExampleYear03	694
5 Yrs	rr_ExpenseExampleYear05	1,190
10 Yrs	rr_ExpenseExampleYear10	2,554
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Yr	rr_ExpenseExampleNoRedemptionYear01	225
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	694
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,190
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	2,554
ING International Real Estate Fund | Class I
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.93%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[21]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.14%
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	116
3 Yrs	rr_ExpenseExampleYear03	362
5 Yrs	rr_ExpenseExampleYear05	628
10 Yrs	rr_ExpenseExampleYear10	1,386
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Yr	rr_ExpenseExampleNoRedemptionYear01	116
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	362
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	628
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,386
ING International Real Estate Fund | Class W
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.93%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[21]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.22%
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	124
3 Yrs	rr_ExpenseExampleYear03	387
5 Yrs	rr_ExpenseExampleYear05	670
10 Yrs	rr_ExpenseExampleYear10	1,477
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Yr	rr_ExpenseExampleNoRedemptionYear01	124
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	387
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	670
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,477
ING International Real Estate Fund | before taxes | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(20.44%)
5 Yrs	rr_AverageAnnualReturnYear05	(8.20%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.71%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2006
ING International Real Estate Fund | before taxes | Class B
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(20.30%)
5 Yrs	rr_AverageAnnualReturnYear05	(8.09%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.56%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2006
ING International Real Estate Fund | before taxes | Class C
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(17.00%)
5 Yrs	rr_AverageAnnualReturnYear05	(7.79%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.45%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2006
ING International Real Estate Fund | before taxes | Class I
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(15.23%)
5 Yrs	rr_AverageAnnualReturnYear05	(6.81%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.40%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2006
ING International Real Estate Fund | before taxes | Class W
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(15.27%)
5 Yrs	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	(7.17%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 12, 2008
ING International Real Estate Fund | After tax on distributions | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(20.74%)
5 Yrs	rr_AverageAnnualReturnYear05	(9.17%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.72%)
ING International Real Estate Fund | After tax on distributions with sale | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(12.89%)
5 Yrs	rr_AverageAnnualReturnYear05	(7.30%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.12%)
ING International Real Estate Fund | S&P Developed Ex-U.S. Property Index | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(14.71%)	[10]
5 Yrs	rr_AverageAnnualReturnYear05	(7.36%)	[10]
Since Inception	rr_AverageAnnualReturnSinceInception	(1.61%)	[10],[5]
ING International Real Estate Fund | S&P Developed Ex-U.S. Property Index | Class B
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(14.71%)	[10]
5 Yrs	rr_AverageAnnualReturnYear05	(7.36%)	[10]
Since Inception	rr_AverageAnnualReturnSinceInception	(1.61%)	[10],[5]
ING International Real Estate Fund | S&P Developed Ex-U.S. Property Index | Class C
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(14.71%)	[10]
5 Yrs	rr_AverageAnnualReturnYear05	(7.36%)	[10]
Since Inception	rr_AverageAnnualReturnSinceInception	(1.61%)	[10],[5]
ING International Real Estate Fund | S&P Developed Ex-U.S. Property Index | Class I
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(14.71%)	[10]
5 Yrs	rr_AverageAnnualReturnYear05	(7.36%)	[10]
Since Inception	rr_AverageAnnualReturnSinceInception	(1.61%)	[10],[5]
ING International Real Estate Fund | S&P Developed Ex-U.S. Property Index | Class W
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(14.71%)	[10]
5 Yrs	rr_AverageAnnualReturnYear05		[10]
Since Inception	rr_AverageAnnualReturnSinceInception	(7.47%)	[10],[5]
ING International Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING International Small Cap Fund

		(formerly, ING International SmallCap Multi-Manager Fund)
Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE FUND

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in ING Funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of the Prospectus (page 112) or the Statement of Additional Information (page 211).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees Fees paid directly from your investment
Shareholder Fees:	rr_ShareholderFeesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Operating Expenses:	rr_OperatingExpensesAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund’s performance.

During the most recent fiscal year, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in ING Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading

Expense Examples $

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assume that your investment had a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of small market capitalization companies. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Fund considers small-capitalization companies to be those that have a market capitalization, at the time of purchase, of up to $5 billion. At least 65% of the Fund’s assets will normally be invested in companies located outside the United States, including companies located in countries with emerging securities markets. The Fund may invest up to 35% of its assets in U.S. issuers. The Fund may hold both growth and value stocks and at times may favor one over the other based on available opportunities.

The Fund invests primarily in common stocks or securities convertible into common stocks of international issuers, but may invest from time to time in such instruments as forward currency contracts, futures contracts, rights, and depositary receipts. The Fund may invest in forward currency contracts or futures contracts to hedge currency and for implementation of a currency model within the portfolio. The Fund may invest in futures contracts to allow market exposure in a cost efficient way, maintain exposure to an asset class in the case of large cash flows, and to have access to a particular market in which the Fund wishes to invest.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

Acadian Asset Management LLC (“Acadian”) and Schroder Investment Management North America Inc. (“Schroders”) (each a “Sub-Adviser” and collectively “Sub-Advisers”) provide the day-to-day management of the Fund. The Sub-Advisers act independently of each other and use their own methodology for selecting investments. ING Investments, LLC, the Fund’s investment adviser, will determine the amount of Fund assets allocated to Acadian and Schroders.

Each Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 30% of its assets.

Acadian Asset Management LLC

Acadian employs a quantitative investment process which is driven by proprietary valuation models that combine a bottom-up view of the attractiveness of individual securities within each market with a top-down view of the attractiveness of each region/industry group, thereby capturing value-added at both the stock and the region/industry levels.

Schroder Investment Management North America Inc.

Schroders employs a fundamental investment approach that considers macroeconomic factors while focusing primarily on company specific factors. The company specific factors include the company’s potential for long-term growth, financial condition, quality of management, and sensitivity to cyclical factors, as well as the relative value of the company’s securities compared with those of other companies and the market as a whole. In selecting investments for the Fund, Schroders considers, among other things, whether a company is likely to have above-average earnings growth, whether its securities are attractively valued, and whether the company has any proprietary advantages. Schroders generally sells a security when its market price approaches its estimate of fair value or when it identifies a more attractive investment candidate.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Currency To the extent that the Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

Investment Model The manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Fund invests. Rather, the market could favor securities to which the Fund is not exposed or may not favor equities at all.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Small-Capitalization Company Investments in small-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund’s performance from year to year, and the table compares the Fund’s performance to the performance of a broad-based securities market index/indices for the same period. The Fund’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund’s Class A shares. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Other class shares’ performance would be higher or lower than Class A shares’ performance because of the higher or lower expenses paid by Class A shares. The Fund’s past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/literature or call 1-800-992-0180.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Fund’s performance from year to year, and the table compares the Fund’s performance to the performance of a broad-based securities market index/indices for the same period.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-992-0180
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.INGFunds.com/literature
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class A (as of December 31 of each year)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows the performance of the Fund’s Class A shares. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd 2009, 34.59% and Worst quarter: 3rd 2008, (28.34)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.
ING International Small Cap Fund | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.72%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[22]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.70%
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	738
3 Yrs	rr_ExpenseExampleYear03	1,084
5 Yrs	rr_ExpenseExampleYear05	1,453
10 Yrs	rr_ExpenseExampleYear10	2,487
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Yr	rr_ExpenseExampleNoRedemptionYear01	738
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	1,084
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,453
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	2,487
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(17.15%)
2003	rr_AnnualReturn2003	44.74%
2004	rr_AnnualReturn2004	21.72%
2005	rr_AnnualReturn2005	25.15%
2006	rr_AnnualReturn2006	26.15%
2007	rr_AnnualReturn2007	10.19%
2008	rr_AnnualReturn2008	(51.82%)
2009	rr_AnnualReturn2009	45.44%
2010	rr_AnnualReturn2010	24.54%
2011	rr_AnnualReturn2011	(17.66%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.34%)
ING International Small Cap Fund | Class B
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.37%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[22]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	2.35%
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	738
3 Yrs	rr_ExpenseExampleYear03	1,038
5 Yrs	rr_ExpenseExampleYear05	1,464
10 Yrs	rr_ExpenseExampleYear10	2,543
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Yr	rr_ExpenseExampleNoRedemptionYear01	238
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	738
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,264
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	2,543
ING International Small Cap Fund | Class C
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.37%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[22]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	2.35%
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	338
3 Yrs	rr_ExpenseExampleYear03	738
5 Yrs	rr_ExpenseExampleYear05	1,264
10 Yrs	rr_ExpenseExampleYear10	2,705
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Yr	rr_ExpenseExampleNoRedemptionYear01	238
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	738
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,264
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	2,705
ING International Small Cap Fund | Class I
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[22]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.25%
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	127
3 Yrs	rr_ExpenseExampleYear03	401
5 Yrs	rr_ExpenseExampleYear05	695
10 Yrs	rr_ExpenseExampleYear10	1,532
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Yr	rr_ExpenseExampleNoRedemptionYear01	127
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	401
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	695
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,532
ING International Small Cap Fund | Class O
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.62%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[22]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.60%
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	163
3 Yrs	rr_ExpenseExampleYear03	509
5 Yrs	rr_ExpenseExampleYear05	879
10 Yrs	rr_ExpenseExampleYear10	1,920
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Yr	rr_ExpenseExampleNoRedemptionYear01	163
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	509
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	879
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,920
ING International Small Cap Fund | Class W
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[22]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.35%
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	137
3 Yrs	rr_ExpenseExampleYear03	432
5 Yrs	rr_ExpenseExampleYear05	748
10 Yrs	rr_ExpenseExampleYear10	1,645
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Yr	rr_ExpenseExampleNoRedemptionYear01	137
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	432
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	748
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,645
ING International Small Cap Fund | before taxes | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(22.39%)
5 Yrs	rr_AverageAnnualReturnYear05	(5.68%)
10 Yrs	rr_AverageAnnualReturnYear10	5.57%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 1994
ING International Small Cap Fund | before taxes | Class B
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(22.27%)
5 Yrs	rr_AverageAnnualReturnYear05	(5.53%)
10 Yrs	rr_AverageAnnualReturnYear10	5.49%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 1995
ING International Small Cap Fund | before taxes | Class C
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(19.00%)
5 Yrs	rr_AverageAnnualReturnYear05	(5.18%)
10 Yrs	rr_AverageAnnualReturnYear10	5.49%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 1994
ING International Small Cap Fund | before taxes | Class I
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(17.32%)
5 Yrs	rr_AverageAnnualReturnYear05	(4.11%)
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	0.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 21, 2005
ING International Small Cap Fund | before taxes | Class O
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(17.58%)
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(8.18%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 4, 2008
ING International Small Cap Fund | before taxes | Class W
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(17.38%)
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(5.05%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 12, 2008
ING International Small Cap Fund | After tax on distributions | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(22.45%)
5 Yrs	rr_AverageAnnualReturnYear05	(6.35%)
10 Yrs	rr_AverageAnnualReturnYear10	5.19%
Since Inception	rr_AverageAnnualReturnSinceInception
ING International Small Cap Fund | After tax on distributions with sale | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(14.15%)
5 Yrs	rr_AverageAnnualReturnYear05	(4.82%)
10 Yrs	rr_AverageAnnualReturnYear10	4.92%
Since Inception	rr_AverageAnnualReturnSinceInception
ING International Small Cap Fund | S&P Developed Ex-U.S. SmallCap Index | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(14.49%)	[10]
5 Yrs	rr_AverageAnnualReturnYear05	(3.21%)	[10]
10 Yrs	rr_AverageAnnualReturnYear10	9.43%	[10]
Since Inception	rr_AverageAnnualReturnSinceInception		[10]
ING International Small Cap Fund | S&P Developed Ex-U.S. SmallCap Index | Class B
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(14.49%)	[10]
5 Yrs	rr_AverageAnnualReturnYear05	(3.21%)	[10]
10 Yrs	rr_AverageAnnualReturnYear10	9.43%	[10]
Since Inception	rr_AverageAnnualReturnSinceInception		[10]
ING International Small Cap Fund | S&P Developed Ex-U.S. SmallCap Index | Class C
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(14.49%)	[10]
5 Yrs	rr_AverageAnnualReturnYear05	(3.21%)	[10]
10 Yrs	rr_AverageAnnualReturnYear10	9.43%	[10]
Since Inception	rr_AverageAnnualReturnSinceInception		[10]
ING International Small Cap Fund | S&P Developed Ex-U.S. SmallCap Index | Class I
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(14.49%)	[10]
5 Yrs	rr_AverageAnnualReturnYear05	(3.21%)	[10]
10 Yrs	rr_AverageAnnualReturnYear10		[10]
Since Inception	rr_AverageAnnualReturnSinceInception	1.60%	[10],[5]
ING International Small Cap Fund | S&P Developed Ex-U.S. SmallCap Index | Class O
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(14.49%)	[10]
5 Yrs	rr_AverageAnnualReturnYear05		[10]
10 Yrs	rr_AverageAnnualReturnYear10		[10]
Since Inception	rr_AverageAnnualReturnSinceInception	(5.68%)	[10],[5]
ING International Small Cap Fund | S&P Developed Ex-U.S. SmallCap Index | Class W
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(14.49%)	[10]
5 Yrs	rr_AverageAnnualReturnYear05		[10]
10 Yrs	rr_AverageAnnualReturnYear10		[10]
Since Inception	rr_AverageAnnualReturnSinceInception	(3.24%)	[10],[5]
ING International Small Cap Fund | S&P EPAC SmallCap Index | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(14.38%)	[10]
5 Yrs	rr_AverageAnnualReturnYear05	(3.91%)	[10]
10 Yrs	rr_AverageAnnualReturnYear10	9.01%	[10]
Since Inception	rr_AverageAnnualReturnSinceInception		[10]
ING International Small Cap Fund | S&P EPAC SmallCap Index | Class B
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(14.38%)	[10]
5 Yrs	rr_AverageAnnualReturnYear05	(3.91%)	[10]
10 Yrs	rr_AverageAnnualReturnYear10	9.01%	[10]
Since Inception	rr_AverageAnnualReturnSinceInception		[10]
ING International Small Cap Fund | S&P EPAC SmallCap Index | Class C
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(14.38%)	[10]
5 Yrs	rr_AverageAnnualReturnYear05	(3.91%)	[10]
10 Yrs	rr_AverageAnnualReturnYear10	9.01%	[10]
Since Inception	rr_AverageAnnualReturnSinceInception		[10]
ING International Small Cap Fund | S&P EPAC SmallCap Index | Class I
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(14.38%)	[10]
5 Yrs	rr_AverageAnnualReturnYear05	(3.91%)	[10]
10 Yrs	rr_AverageAnnualReturnYear10		[10]
Since Inception	rr_AverageAnnualReturnSinceInception	1.10%	[10],[5]
ING International Small Cap Fund | S&P EPAC SmallCap Index | Class O
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(14.38%)	[10]
5 Yrs	rr_AverageAnnualReturnYear05		[10]
10 Yrs	rr_AverageAnnualReturnYear10		[10]
Since Inception	rr_AverageAnnualReturnSinceInception	(6.34%)	[10],[5]
ING International Small Cap Fund | S&P EPAC SmallCap Index | Class W
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(14.38%)	[10]
5 Yrs	rr_AverageAnnualReturnYear05		[10]
10 Yrs	rr_AverageAnnualReturnYear10		[10]
Since Inception	rr_AverageAnnualReturnSinceInception	(3.83%)	[10],[5]
ING International Value Choice Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING International Value Choice Fund

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE FUND

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in ING Funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of the Prospectus (page 112) or the Statement of Additional Information (page 211).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees Fees paid directly from your investment
Shareholder Fees:	rr_ShareholderFeesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Operating Expenses:	rr_OperatingExpensesAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund’s performance.

During the most recent fiscal year, the Fund’s portfolio turnover rate was 48% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	48.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in ING Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses may be higher than the Fund’s ratio of expenses to average net assets shown in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fee and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading

Expense Examples $

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assume that your investment had a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 65% of its net assets in equity securities of issuers located in a number of different countries outside of the United States. The Fund generally invests at least 80% of its assets in common and preferred stocks; depositary receipts; derivatives (in the form of rights, warrants, and equity-linked notes) to seek to enhance returns; and convertible securities. The Fund may invest up to 10% of its assets in Rule 144A securities. The Fund may invest up to 20% of its assets in companies located in countries with emerging securities markets. The Fund may invest in companies with any market capitalization.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Fund aims to provide superior risk-adjusted returns through an opportunistic value-oriented process. The Fund seeks to invest in companies with attractive valuation, favorable risk/reward characteristics, downside protection, and an inflection point or catalyst that can unlock value or improve profitability. The sub-adviser (“Sub-Adviser”) emphasizes a bottom-up, stock-driven process. The cornerstone of the Sub-Adviser’s strategies is its single global research platform, with the investment process being driven by this platform of global sector analysts. The Sub-Adviser believes this consistent investment approach drives better idea generation, improves fundamental analysis, and provides for tighter risk control. The Sub-Adviser seeks a thorough, in-depth understanding of the factors that drive business success. The Sub-Adviser’s analysts focus on understanding individual companies as businesses rather than simply as stocks. The Sub-Adviser also focuses on opportunities created by investor overreaction, misperception, and short-term focus.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1 / 3 % of its assets.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Currency To the extent that the Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

Liquidity If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Value Investing Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund’s performance from year to year, and the table compares the Fund’s performance to the performance of a broad-based securities market index/indices for the same period. The Fund’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund’s Class A shares. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Other class shares’ performance would be higher or lower than Class A shares’ performance because of the higher or lower expenses paid by Class A shares. The Fund’s past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/literature or call 1-800-992-0180.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Fund’s performance from year to year, and the table compares the Fund’s performance to the performance of a broad-based securities market index/indices for the same period.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-992-0180
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.INGFunds.com/literature
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class A (as of December 31 of each year)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows the performance of the Fund’s Class A shares. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd 2009, 20.97% and Worst quarter: 3rd 2008, (17.48)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.
ING International Value Choice Fund | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%	[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[23]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.61%
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	729
3 Yrs	rr_ExpenseExampleYear03	1,097
5 Yrs	rr_ExpenseExampleYear05	1,489
10 Yrs	rr_ExpenseExampleYear10	2,582
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Yr	rr_ExpenseExampleNoRedemptionYear01	729
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	1,097
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,489
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	2,582
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006	18.44%
2007	rr_AnnualReturn2007	9.35%
2008	rr_AnnualReturn2008	(29.46%)
2009	rr_AnnualReturn2009	19.78%
2010	rr_AnnualReturn2010	13.28%
2011	rr_AnnualReturn2011	(15.76%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.48%)
ING International Value Choice Fund | Class B
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.58%	[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[23]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	2.36%
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	739
3 Yrs	rr_ExpenseExampleYear03	1,082
5 Yrs	rr_ExpenseExampleYear05	1,551
10 Yrs	rr_ExpenseExampleYear10	2,715
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Yr	rr_ExpenseExampleNoRedemptionYear01	239
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	782
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,351
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	2,715
ING International Value Choice Fund | Class C
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.58%	[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[23]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	2.36%
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	339
3 Yrs	rr_ExpenseExampleYear03	782
5 Yrs	rr_ExpenseExampleYear05	1,351
10 Yrs	rr_ExpenseExampleYear10	2,898
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Yr	rr_ExpenseExampleNoRedemptionYear01	239
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	782
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,351
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	2,898
ING International Value Choice Fund | Class I
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%	[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[23]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.29%
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	131
3 Yrs	rr_ExpenseExampleYear03	430
5 Yrs	rr_ExpenseExampleYear05	751
10 Yrs	rr_ExpenseExampleYear10	1,660
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Yr	rr_ExpenseExampleNoRedemptionYear01	131
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	430
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	751
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,660
ING International Value Choice Fund | Class W
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%	[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[23]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.36%
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	138
3 Yrs	rr_ExpenseExampleYear03	477
5 Yrs	rr_ExpenseExampleYear05	840
10 Yrs	rr_ExpenseExampleYear10	1,860
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Yr	rr_ExpenseExampleNoRedemptionYear01	138
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	477
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	840
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,860
ING International Value Choice Fund | before taxes | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(20.59%)
5 Yrs	rr_AverageAnnualReturnYear05	(3.64%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2005
ING International Value Choice Fund | before taxes | Class B
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(20.47%)
5 Yrs	rr_AverageAnnualReturnYear05	(3.54%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2005
ING International Value Choice Fund | before taxes | Class C
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(17.20%)
5 Yrs	rr_AverageAnnualReturnYear05	(3.21%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 4, 2005
ING International Value Choice Fund | before taxes | Class I
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(15.49%)
5 Yrs	rr_AverageAnnualReturnYear05	(2.14%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 21, 2005
ING International Value Choice Fund | before taxes | Class W
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(15.59%)
5 Yrs	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	1.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2009
ING International Value Choice Fund | After tax on distributions | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(20.65%)
5 Yrs	rr_AverageAnnualReturnYear05	(4.19%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.10%
ING International Value Choice Fund | After tax on distributions with sale | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(12.64%)
5 Yrs	rr_AverageAnnualReturnYear05	(3.01%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.40%
ING International Value Choice Fund | MSCI EAFE�� Index | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(12.14%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(4.72%)	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	2.01%	[4],[5]
ING International Value Choice Fund | MSCI EAFE�� Index | Class B
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(12.14%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(4.72%)	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	2.01%	[4],[5]
ING International Value Choice Fund | MSCI EAFE�� Index | Class C
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(12.14%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(4.72%)	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	2.01%	[4],[5]
ING International Value Choice Fund | MSCI EAFE�� Index | Class I
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(12.14%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(4.72%)	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.13%)	[4],[5]
ING International Value Choice Fund | MSCI EAFE�� Index | Class W
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(12.14%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	5.53%	[4],[5]
ING Russia Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Russia Fund

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek long-term capital appreciation through investment primarily in equity securities of Russian companies.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE FUND

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in ING Funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of the Prospectus (page 112) or the Statement of Additional Information (page 211).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees Fees paid directly from your investment
Shareholder Fees:	rr_ShareholderFeesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Operating Expenses:	rr_OperatingExpensesAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund’s performance.

During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in ING Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses may be higher than the Fund’s ratio of expenses to average net assets shown in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading

Expense Examples $

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assume that your investment had a 5% return each year and that the Fund’s operating expenses remain the same. The cost of investing in the Fund for one year may vary based on the 2.00% redemption fee if shares were held for less than 365 days. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities (including common stocks, preferred stocks, and convertible securities) of Russian companies. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Fund may invest the other 20% of its assets in debt securities issued by Russian companies and debt securities issued or guaranteed by the Russian government without any restrictions based on investment quality or maturity of the debt securities. The Fund may also invest in the equity securities of companies located outside of Russia, including those companies located in the former Soviet Union.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The sub-adviser (“Sub-Adviser”) manages the Fund as a core equity product investing primarily in Russian companies and is not constrained by a particular investment style or market capitalization. It may invest in “growth” or “value” securities. The Sub-Adviser seeks to invest in companies that are undervalued by the market because their pace of development and earnings growth have been underestimated. The Sub-Adviser also seeks to invest in companies that it believes will experience growth in revenue and profits.

The Sub-Adviser defines a Russian company as a company that: (i) is organized under the laws of, or with principal offices in, Russia; (ii) has 50% or more of its assets in Russia; or (iii) derives 50% or more of its total revenue from sales made in markets in Russia.

The Fund is non-diversified, which means it may invest a significant portion of its assets in a single issuer.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1 / 3 % of its assets.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Call During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency To the extent that the Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Focused Investing To the extent that the Fund invests a substantial portion of its assets in a particular industry, sector, market segment, or geographical area, its investments will be sensitive to developments in that industry, sector, market segment, or geographical area. The Fund assumes the risk that changing economic conditions; changing political or regulatory conditions; or natural and other disasters affecting the particular industry, sector, market segment, or geographical area in which the Fund focuses its investments could have a significant impact on its investment performance and could ultimately cause the Fund to underperform, or be more volatile than, other funds that invest more broadly.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

High-Yield Securities Investments rated below investment-grade (or of similar quality if unrated) are known as “high-yield securities” or “junk bonds.” High-yield securities are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Issuer Non-Diversification The Fund is classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

Liquidity If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Fund invests. Rather, the market could favor securities to which the Fund is not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Russian Companies Investments in Russian Companies involve a high degree of risk and special considerations not typically associated with investments in more established economies or securities markets, such as political, economic, and legal uncertainties, and currency fluctuations. Investment in the Fund should be considered highly speculative.

Securities Lending Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Sovereign Debt These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification The Fund is classified as a “non-diversified” investment company and, therefore, is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund’s performance from year to year, and the table compares the Fund’s performance to the performance of a broad-based securities market index/indices for the same period. The Fund’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund’s Class A shares. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Other class shares’ performance would be higher or lower than Class A shares’ performance because of the higher or lower expenses paid by Class A shares. The Fund’s past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/literature or call 1-800-992-0180.

Because Class W shares of the Fund did not have a full calendar year of operations as of December 31, 2011, no performance information for Class W shares is provided below.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Fund’s performance from year to year, and the table compares the Fund’s performance to the performance of a broad-based securities market index/indices for the same period.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because Class W shares of the Fund did not have a full calendar year of operations as of December 31, 2011, no performance information for Class W shares is provided below.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-992-0180
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.INGFunds.com/literature
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class A (as of December 31 of each year)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows the performance of the Fund’s Class A shares. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd 2009, 44.02% and Worst quarter: 4th 2008, (48.55)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.
ING Russia Fund | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.04%	[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[24]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	2.04%
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	770
3 Yrs	rr_ExpenseExampleYear03	1,178
5 Yrs	rr_ExpenseExampleYear05	1,610
10 Yrs	rr_ExpenseExampleYear10	2,808
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Yr	rr_ExpenseExampleNoRedemptionYear01	770
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	1,178
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,610
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	2,808
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	24.72%
2003	rr_AnnualReturn2003	75.88%
2004	rr_AnnualReturn2004	5.91%
2005	rr_AnnualReturn2005	70.94%
2006	rr_AnnualReturn2006	67.53%
2007	rr_AnnualReturn2007	30.69%
2008	rr_AnnualReturn2008	(71.51%)
2009	rr_AnnualReturn2009	129.97%
2010	rr_AnnualReturn2010	27.57%
2011	rr_AnnualReturn2011	(29.15%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	44.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(48.55%)
ING Russia Fund | Class I
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%	[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[24]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.74%
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	177
3 Yrs	rr_ExpenseExampleYear03	548
5 Yrs	rr_ExpenseExampleYear05	944
10 Yrs	rr_ExpenseExampleYear10	2,052
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Yr	rr_ExpenseExampleNoRedemptionYear01	177
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	548
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	944
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	2,052
ING Russia Fund | Class W
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.79%	[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[24]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.79%
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	182
3 Yrs	rr_ExpenseExampleYear03	563
5 Yrs	rr_ExpenseExampleYear05	970
10 Yrs	rr_ExpenseExampleYear10	2,105
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Yr	rr_ExpenseExampleNoRedemptionYear01	182
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	563
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	970
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	2,105
ING Russia Fund | before taxes | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(33.22%)
5 Yrs	rr_AverageAnnualReturnYear05	(6.11%)
10 Yrs	rr_AverageAnnualReturnYear10	17.10%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 3, 1996
ING Russia Fund | before taxes | Class I
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(28.75%)
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	1.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2009
ING Russia Fund | After tax on distributions | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(33.06%)
5 Yrs	rr_AverageAnnualReturnYear05	(7.32%)
10 Yrs	rr_AverageAnnualReturnYear10	16.23%
Since Inception	rr_AverageAnnualReturnSinceInception
ING Russia Fund | After tax on distributions with sale | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(21.44%)
5 Yrs	rr_AverageAnnualReturnYear05	(5.05%)
10 Yrs	rr_AverageAnnualReturnYear10	15.65%
Since Inception	rr_AverageAnnualReturnSinceInception
ING Russia Fund | Russia Trading System Index | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(20.61%)
5 Yrs	rr_AverageAnnualReturnYear05	(5.32%)
10 Yrs	rr_AverageAnnualReturnYear10	19.73%
Since Inception	rr_AverageAnnualReturnSinceInception
ING Russia Fund | Russia Trading System Index | Class I
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(20.61%)
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	5.69%	[5]
ING Russia Fund | MSCI Russia 10/40 Index | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(23.66%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(2.05%)	[4]
10 Yrs	rr_AverageAnnualReturnYear10		[25],[4]
Since Inception	rr_AverageAnnualReturnSinceInception		[4]
ING Russia Fund | MSCI Russia 10/40 Index | Class I
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(23.66%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
10 Yrs	rr_AverageAnnualReturnYear10		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	4.42%	[4],[5]
ING Diversified International Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Diversified International Fund

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek long term growth of capital.
Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE FUND

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in ING Funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of the Prospectus (page 26) or the Statement of Additional Information (page 102).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees Fees paid directly from your investment
Shareholder Fees:	rr_ShareholderFeesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Operating Expenses:	rr_OperatingExpensesAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund’s performance.

During the most recent fiscal year, the Fund’s portfolio turnover rate was 112% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	112.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in ING Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses may be higher than the Fund’s ratio of expenses to average net assets shown in the Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading

Expense Examples $

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assume that your investment had a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in a combination of other ING Funds (“Underlying Funds”) that in turn invest in foreign equity securities of issuers located in a number of different countries, other than the United States. The Fund seeks to diversify its holdings internationally by including Underlying Funds that invest in companies of all market capitalizations; Underlying Funds that invest using a growth, value, or blend style, and Underlying Funds that invest in companies in both developed countries and countries with emerging securities markets. The Fund may invest in derivative instruments including futures and swaps (including interest rate swaps, total return swaps, and credit default swaps) to make tactical allocations, as a substitute for taking a position in the underlying asset, and to assist in managing cash. The Fund may hold cash and cash equivalents. The Fund’s current approximate target allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these target allocations are as of the date of this Prospectus, the actual allocations of the Fund’s assets may deviate from the percentages shown: international core - 30%; international growth - 20%; international value - 20%; international small cap - 10%; emerging markets - 15%; and international real estate - 5%. The Target Allocations are measured with reference to the primary strategies of the Underlying Funds; actual exposure to these asset classes will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary strategy.

The Fund may be rebalanced periodically to return to the target allocation and inflows and outflows may be managed to attain the target allocation. The Fund’s target allocation may be changed, at any time, in accordance with the Fund’s asset allocation process. The Fund may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall in the range of +/- 10% relative to the current Target Allocations. The adviser may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Fund, achieve its investment objective or to take advantage of particular opportunities.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Fund. The value of your investment in the Fund changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Fund’s or an Underlying Fund’s performance or cause the Fund or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Fund may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Company The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Currency To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

Liquidity If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund and a proportionate share of the expenses of each Underlying Fund.

Real Estate Companies and Real Estate Investment Trusts (“REITs”) Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Fund. The value of your investment in the Fund changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Fund’s or an Underlying Fund’s performance or cause the Fund or an Underlying Fund to lose money or to underperform market averages of other funds.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund’s performance from year to year, and the table compares the Fund’s performance to the performance of a broad-based securities market index/indices for the same period. The Fund’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund’s Class A shares. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Other class shares’ performance would be higher or lower than Class A shares’ performance because of the higher or lower expenses paid by Class A shares. The Fund’s past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/literature or call 1-800-992-0180.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Fund’s performance from year to year, and the table compares the Fund’s performance to the performance of a broad-based securities market index/indices for the same period.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-992-0180
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.INGFunds.com/literature
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class A (as of December 31 of each year)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows the performance of the Fund’s Class A shares. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd 2009, 26.94% and Worst quarter: 4th 2008, (21.79)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.
ING Diversified International Fund | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.80%	[26]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[27]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.65%
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	733
3 Yrs	rr_ExpenseExampleYear03	1,095
5 Yrs	rr_ExpenseExampleYear05	1,481
10 Yrs	rr_ExpenseExampleYear10	2,558
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Yr	rr_ExpenseExampleNoRedemptionYear01	733
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	1,095
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,481
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	2,558
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002
2003	rr_AnnualReturn2003
2004	rr_AnnualReturn2004
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006	24.48%
2007	rr_AnnualReturn2007	12.04%
2008	rr_AnnualReturn2008	(45.46%)
2009	rr_AnnualReturn2009	33.98%
2010	rr_AnnualReturn2010	11.54%
2011	rr_AnnualReturn2011	(15.06%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.79%)
ING Diversified International Fund | Class B
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.55%	[26]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[27]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	2.40%
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	743
3 Yrs	rr_ExpenseExampleYear03	1,079
5 Yrs	rr_ExpenseExampleYear05	1,542
10 Yrs	rr_ExpenseExampleYear10	2,691
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Yr	rr_ExpenseExampleNoRedemptionYear01	243
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	779
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,342
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	2,691
ING Diversified International Fund | Class C
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.55%	[26]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[27]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	2.40%
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	343
3 Yrs	rr_ExpenseExampleYear03	779
5 Yrs	rr_ExpenseExampleYear05	1,342
10 Yrs	rr_ExpenseExampleYear10	2,874
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Yr	rr_ExpenseExampleNoRedemptionYear01	243
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	779
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,342
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	2,874
ING Diversified International Fund | Class I
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%	[26]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[27]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.40%
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	143
3 Yrs	rr_ExpenseExampleYear03	443
5 Yrs	rr_ExpenseExampleYear05	766
10 Yrs	rr_ExpenseExampleYear10	1,680
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Yr	rr_ExpenseExampleNoRedemptionYear01	143
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	443
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	766
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,680
ING Diversified International Fund | Class O
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.80%	[26]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[27]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.65%
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	168
3 Yrs	rr_ExpenseExampleYear03	552
5 Yrs	rr_ExpenseExampleYear05	961
10 Yrs	rr_ExpenseExampleYear10	2,104
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Yr	rr_ExpenseExampleNoRedemptionYear01	168
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	552
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	961
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	2,104
ING Diversified International Fund | Class R
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.05%	[26]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[27]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.90%
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	193
3 Yrs	rr_ExpenseExampleYear03	628
5 Yrs	rr_ExpenseExampleYear05	1,090
10 Yrs	rr_ExpenseExampleYear10	2,367
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Yr	rr_ExpenseExampleNoRedemptionYear01	193
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	628
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,090
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	2,367
ING Diversified International Fund | Class W
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%	[26]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[27]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.40%
Expense Example:	rr_ExpenseExampleAbstract
1 Yr	rr_ExpenseExampleYear01	143
3 Yrs	rr_ExpenseExampleYear03	475
5 Yrs	rr_ExpenseExampleYear05	831
10 Yrs	rr_ExpenseExampleYear10	1,833
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Yr	rr_ExpenseExampleNoRedemptionYear01	143
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	475
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	831
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,833
ING Diversified International Fund | before taxes | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(19.99%)
5 Yrs	rr_AverageAnnualReturnYear05	(6.08%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.54%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 21, 2005
ING Diversified International Fund | before taxes | Class B
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(19.92%)
5 Yrs	rr_AverageAnnualReturnYear05	(5.99%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.30%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 21, 2005
ING Diversified International Fund | before taxes | Class C
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(16.59%)
5 Yrs	rr_AverageAnnualReturnYear05	(5.70%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.33%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 21, 2005
ING Diversified International Fund | before taxes | Class I
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(14.94%)
5 Yrs	rr_AverageAnnualReturnYear05	(4.76%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.36%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 21, 2005
ING Diversified International Fund | before taxes | Class O
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(15.10%)
5 Yrs	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	(8.69%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 4, 2008
ING Diversified International Fund | before taxes | Class R
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(15.33%)
5 Yrs	rr_AverageAnnualReturnYear05	(5.18%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.85%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 12, 2006
ING Diversified International Fund | before taxes | Class W
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(14.87%)
5 Yrs	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	(6.29%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 12, 2008
ING Diversified International Fund | After tax on distributions | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(20.14%)
5 Yrs	rr_AverageAnnualReturnYear05	(6.80%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.17%)
ING Diversified International Fund | After tax on distributions with sale | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(12.78%)
5 Yrs	rr_AverageAnnualReturnYear05	(5.36%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.56%)
ING Diversified International Fund | MSCI ACW Index��� Ex-U.S. | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(13.71%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(2.92%)	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	1.48%	[4],[5]
ING Diversified International Fund | MSCI ACW Index��� Ex-U.S. | Class B
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(13.71%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(2.92%)	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	1.48%	[4],[5]
ING Diversified International Fund | MSCI ACW Index��� Ex-U.S. | Class C
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(13.71%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(2.92%)	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	1.48%	[4],[5]
ING Diversified International Fund | MSCI ACW Index��� Ex-U.S. | Class I
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(13.71%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(2.92%)	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	1.48%	[4],[5]
ING Diversified International Fund | MSCI ACW Index��� Ex-U.S. | Class O
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(13.71%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	(7.54%)	[4],[5]
ING Diversified International Fund | MSCI ACW Index��� Ex-U.S. | Class R
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(13.71%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05	(2.92%)	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	(2.29%)	[4],[5]
ING Diversified International Fund | MSCI ACW Index��� Ex-U.S. | Class W
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	(13.71%)	[4]
5 Yrs	rr_AverageAnnualReturnYear05		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	(4.99%)	[4],[5]

[1]	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
[2]	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 2.25%, 2.90%, 2.90%, 1.75%, and 1.90% for Class A, Class B, Class C, Class I, and Class W shares, respectively, through March 1, 2013. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. In addition, the adviser is contractually obligated to further limit expenses to 1.85%, 2.60%, 2.60%, 1.50%, and 1.65% for Class A, Class B, Class C, Class I, and Class W shares, respectively, through March 1, 2013. There is no guarantee that this obligation will continue after March 1, 2013 and the obligation will only continue if the adviser elects to renew it. Any fees waived pursuant to this obligation shall not be eligible for recoupment. These obligations do not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. Lastly, the distributor is contractually obligated to waive 0.10% of the distribution fee for Class A shares of the Fund through March 1, 2013. There is no guarantee that the distribution fee waiver will continue after March 1, 2013. The distribution fee waiver will continue only if the distributor elects to renew it.
[4]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[5]	Reflects index performance since the date closest to the Class' inception for which data is available.
[6]	The adviser is contractually obligated to limit expenses to 1.60%, 2.35%, 2.35%, 1.35%, 1.85%, and 1.35% for Class A, B, C, I, R, and W shares, respectively, through March 1, 2013. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. In addition, the adviser is contractually obligated to further limit expenses of Class I shares to 1.25% through March 1, 2013. There is no guarantee that this obligation will continue after March 1, 2013 and the obligation will only renew if the adviser elects to renew it and is subject to possible recoupment by the adviser within three years. The obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses.
[7]	Based on Class A shares' expenses adjusted for class specific differences.
[8]	The adviser is contractually obligated to limit expenses to 0.90%, 1.65%, 1.65%, 0.61%, 0.90%, 1.15%, and 0.65% for Class A, Class B, Class C, Class I, Class O, Class R, and Class W shares, respectively, through March 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.
[9]	Maximum sales charge was lowered from 4.75% to 2.50% effective July 31, 2006. Return calculations with a starting date prior to July 31, 2006 are based on a 4.75% sales charge.
[10]	The index returns do not reflect deductions for fees, expenses, or taxes.
[11]	The adviser is contractually obligated to limit expenses to 1.40%, 2.15%, 2.15%, 1.15%, 1.40%, and 1.15% for Class A, Class B, Class C, Class I, Class O, and Class W shares, respectively, through March 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.
[12]	The adviser is contractually obligated to limit expenses to 2.00%, 1.75%, and 1.75% for Class A, Class I, and Class W shares, respectively, through March 1, 2013. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. In addition, the adviser is contractually obligated to further limit expenses to 1.60%, 1.35%, and 1.35% for Class A, Class I, and Class W shares, respectively, through March 1, 2013. There is no guarantee that this obligation will continue after March 1, 2013 and the obligation will only continue if the adviser elects to renew it. Any fees waived pursuant to this obligation shall not be eligible for recoupment. These obligations do not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses.
[13]	The adviser is contractually obligated to limit expenses to 1.50%, 2.25%, 2.25%, 1.15%, and 1.25% for Class A, Class B, Class C, Class I, and Class W shares, respectively, through March 1, 2013. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. Additionally, the adviser is contractually obligated to further limit expenses to 1.05% for Class I shares through March 1, 2013. There is no guarantee this obligation will continue after March 1, 2013 and the obligation will continue only if the adviser elects to renew it. Any fees waived pursuant to this obligation shall be eligible for recoupment. These obligations do not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses.
[14]	The adviser is contractually obligated to limit expenses to 1.75%, 2.50%, 2.50%, 1.50%, 1.75%, 2.00%, and 1.50% for Class A, Class B, Class C, Class I, Class O, Class R, and Class W shares, respectively, through March 1, 2013. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. In addition, the adviser is contractually obligated to further limit expenses to 1.65%, 2.40%, 2.40%, 1.40%, 1.65%, 1.90%, and 1.40% for Class A, Class B, Class C, Class I, Class O, Class R, and Class W shares, respectively, through March 1, 2013 and the obligation will only continue if the adviser elects to renew it. Any fees waived pursuant to this obligation shall not be eligible for recoupment. These obligations do not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses.
[15]	The adviser and the distributor are obligated to limit expenses to 1.50%, 2.25%, 2.25%, 1.25%, and 1.25% for Class A, Class B, Class C, Class I, and Class W shares, respectively, through March 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.
[16]	The adviser is contractually obligated to limit expenses to 2.10%, 2.85%, 2.85%, 1.85%, 2.10%, and 1.85% for Class A, Class B, Class C, Class I, Class O, and Class W shares, respectively, through March 1, 2013. There is no guarantee this obligation will continue after March 1, 2013. This obligation will continue only if the adviser elects to renew it. Any fees waived pursuant to this obligation shall not be eligible for recoupment. This obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses.
[17]	The adviser is contractually obligated to limit expenses to 1.15%, 1.90%, 1.90%, 0.90%, 1.15% and 0.90% for Class A, Class B, Class C, Class I, Class O, and Class W shares, respectively, through March 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.
[18]	The adviser is contractually obligated to limit expenses to 1.50%, 2.25%, 2.25%, 1.25%, and 1.25% for Class A, Class B, Class C, Class I, and Class W shares, respectively, through March 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. In addition, the adviser is contractually obligated to waive a portion of the management fee through March 1, 2013. Based upon net assets as of October 31, 2011, the management fee waiver for the Fund would be (0.03)%. There is no guarantee the management fee waiver will continue after March 1, 2013. The management fee waiver will continue only if the adviser elects to renew it.
[19]	The adviser is contractually obligated to limit expenses to 0.95% for Class I shares, through March 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.
[20]	The adviser is contractually obligated to limit expenses to 0.99% for Class I shares, through March 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.
[21]	The adviser is contractually obligated to limit expenses to 1.50%, 2.25%, 2.25%, 1.25%, and 1.25% for Class A, Class B, Class C, Class I, and Class W shares, respectively, through March 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.
[22]	The adviser is contractually obligated to limit expenses to 1.95%, 2.60%, 2.60%, 1.40%, 1.85%, and 1.60% for Class A, Class B, Class C, Class I, Class O, and Class W shares, respectively, through March 1, 2013. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. In addition, the adviser is contractually obligated to further limit expenses to 1.80%, 2.45%, 2.45%, 1.25%, 1.70%, and 1.45% for Class A, Class B, Class C, Class I, Class O, and Class W shares, respectively, through March 1, 2013. There is no guarantee that this obligation will continue after March 1, 2013, and the obligation will only continue if the adviser elects to renew it. Any fees waived pursuant to this obligation shall not be eligible for recoupment. These obligations do not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. In addition, the adviser is contractually obligated to waive a portion of the management fee through March 1, 2013. Based upon net assets as of October 31, 2011, the management fee waiver for the Fund would be (0.02)%. There is no guarantee that the management fee waiver will continue after March 1, 2013. The management fee waiver will continue only if the adviser elects to renew it.
[23]	The adviser is contractually obligated to limit expenses to 1.70%, 2.45%, 2.45%, 1.45%, and 1.45% for Class A, Class B, Class C, Class I, and Class W shares, respectively, through March 1, 2013. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. In addition, the adviser is contractually obligated to further limit expenses to 1.60%, 2.35%, 2.35%, 1.35%, and 1.35% for Class A, Class B, Class C, Class I, and Class W shares, respectively, through March 1, 2013. There is no guarantee the additional expense limitation will continue after March 1, 2013 and the obligation will only continue if the adviser elects to renew it. Any fees waived pursuant to this obligation shall be eligible for recoupment. These obligations do not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. Finally, the adviser is contractually obligated to waive 0.10% of the management fee through March 1, 2013. There is no guarantee that the management fee waiver will continue after March 1, 2013. The management fee waiver will continue only if the adviser elects to renew it.
[24]	The adviser is contractually obligated to limit expenses to 2.75%, 2.50%, and 2.50% for Class A, Class I, and Class W shares, respectively, through March 1, 2013. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. In addition, the adviser is contractually obligated to further limit expenses to 2.25%, 2.00%, and 2.00% for Class A, Class I, and Class W shares, respectively, through March 1, 2013. There is no guarantee that this obligation will continue after March 1, 2013, and the obligation will only continue if the adviser elects to renew it. Any fees waived pursuant to this obligation shall not be eligible for recoupment. These obligations do not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses.
[25]	The inception date of the MSCI Russia 10/40 Index is May 31, 2006.
[26]	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[27]	The adviser is contractually obligated to limit expenses to 1.65%, 2.40%, 2.40%, 1.40%, 1.65%, 1.90%, and 1.40% for Class A, Class B, Class C, Class I, Class O, Class R, and Class W shares, respectively, through March 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.